Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.8%)
Australia (4.2%)
	Commonwealth Bank of Australia	3,721,614	385,265
	BHP Group Ltd.	10,915,110	375,942
	Westpac Banking Corp.	7,612,787	204,549
	National Australia Bank Ltd.	6,807,331	204,488
	ANZ Group Holdings Ltd.	6,620,678	168,432
	Wesfarmers Ltd.	2,511,534	144,882
	CSL Ltd.	1,076,833	135,692
	Macquarie Group Ltd.	761,732	111,792
	Goodman Group	4,413,887	93,767
[1]	Rio Tinto Ltd.	821,557	85,594
	Woodside Energy Group Ltd.	4,214,659	74,416
	Transurban Group	6,884,379	66,591
	Woolworths Group Ltd.	2,706,128	58,075
	Northern Star Resources Ltd.	3,073,220	56,496
	Fortescue Ltd.	3,525,346	51,050
	Brambles Ltd.	3,040,976	47,204
	QBE Insurance Group Ltd.	3,364,047	46,107
	Aristocrat Leisure Ltd.	1,218,036	45,250
	Coles Group Ltd.	2,970,607	43,890
	Evolution Mining Ltd.	4,470,355	42,930
	Santos Ltd.	7,218,326	35,202
	Scentre Group	11,593,761	32,856
	South32 Ltd.	10,012,479	31,718
	Origin Energy Ltd.	3,813,991	31,280
	Telstra Group Ltd.	8,843,320	30,043
*	James Hardie Industries plc GDR	1,254,900	28,595
	Suncorp Group Ltd.	2,411,072	28,383
	Cochlear Ltd.	144,830	26,995
	Computershare Ltd. (XASX)	1,173,397	26,648
	Insurance Australia Group Ltd.	5,022,118	26,477
*	Xero Ltd.	343,802	22,406
*	Light & Wonder Inc. GDR	184,150	21,384
	Sigma Healthcare Ltd.	9,561,898	20,490
	BlueScope Steel Ltd.	971,969	20,286
*	PLS Group Ltd.	6,910,572	20,277
	Stockland	5,353,341	20,030
*	Lynas Rare Earths Ltd.	1,988,222	20,014
	Medibank Pvt Ltd.	6,151,960	19,740
	Orica Ltd.	1,060,863	18,898
	ALS Ltd.	1,107,553	18,885
	Lottery Corp. Ltd.	4,886,712	17,409
	Washington H Soul Pattinson & Co. Ltd.	648,601	17,365
	ASX Ltd.	432,523	17,216
	APA Group	2,769,257	17,049
	Charter Hall Group	1,052,011	16,753
	Sonic Healthcare Ltd.	1,044,722	16,707
	WiseTech Global Ltd.	413,332	16,561
	GPT Group	4,329,950	15,908
	CAR Group Ltd.	802,229	15,351
	Pro Medicus Ltd.	118,677	15,172
	Vicinity Ltd.	8,623,174	14,712
*	Mineral Resources Ltd.	373,373	14,687
	REA Group Ltd.	105,669	13,894
	SGH Ltd.	431,528	13,830
	JB Hi-Fi Ltd.	244,871	13,796
*	NEXTDC Ltd.	1,421,557	13,134
	Qube Holdings Ltd.	3,800,716	12,571
	Mirvac Group	8,889,728	12,346
	HUB24 Ltd.	171,591	12,023
	Qantas Airways Ltd.	1,676,378	11,721

		Shares	Market Value ($000)
	Technology One Ltd.	658,540	11,497
	SEEK Ltd.	768,165	11,157
	Dexus	2,382,612	11,116
	Ampol Ltd.	539,383	10,837
	Whitehaven Coal Ltd.	1,734,182	10,595
	Ramsay Health Care Ltd.	408,441	10,303
	Aurizon Holdings Ltd.	3,885,893	9,940
	Worley Ltd.	1,066,398	9,919
	Bendigo & Adelaide Bank Ltd.	1,239,259	9,437
	Dyno Nobel Ltd.	3,803,576	9,264
	a2 Milk Co. Ltd.	1,533,464	9,025
*	IGO Ltd.	1,497,574	8,560
	Endeavour Group Ltd.	3,328,719	8,551
	Cleanaway Waste Management Ltd.	4,941,146	8,469
	Steadfast Group Ltd.	2,319,139	8,399
	AGL Energy Ltd.	1,325,686	8,341
	Downer EDI Ltd.	1,459,356	8,138
	Atlas Arteria Ltd.	2,221,539	7,667
	Ansell Ltd.	315,442	7,152
	Challenger Ltd.	1,112,854	7,088
	Bank of Queensland Ltd.	1,429,946	6,735
	Treasury Wine Estates Ltd.	1,742,900	6,495
	AMP Ltd.	5,542,625	6,489
[1]	Reece Ltd.	568,842	5,823
	Metcash Ltd.	2,342,820	5,401
	Harvey Norman Holdings Ltd.	1,134,550	5,098
	Lendlease Corp. Ltd.	1,486,874	4,976
	Sims Ltd.	352,281	4,932
	Netwealth Group Ltd.	265,426	4,497
[1]	Flight Centre Travel Group Ltd.	369,550	4,145
*	Telix Pharmaceuticals Ltd.	549,681	4,011
	Region Group	2,460,140	3,946
	Orora Ltd.	2,535,888	3,601
*	Insignia Financial Ltd.	1,113,560	3,598
	Iluka Resources Ltd.	943,978	3,460
[1]	Yancoal Australia Ltd.	837,624	3,353
	New Hope Corp. Ltd.	991,907	3,110
	Perpetual Ltd.	242,722	3,039
	Beach Energy Ltd.	3,247,707	2,784
	Deterra Royalties Ltd.	929,253	2,713
	TPG Telecom Ltd.	870,520	2,348
[1]	Domino's Pizza Enterprises Ltd.	145,537	2,305
	Magellan Financial Group Ltd.	351,634	2,126
	GQG Partners Inc. GDR	1,721,516	1,876
			3,523,540
Austria (0.2%)
	Erste Group Bank AG	625,058	81,263
[2]	BAWAG Group AG	173,756	28,266
	OMV AG	321,587	19,105
	Raiffeisen Bank International AG	284,121	14,321
	ANDRITZ AG	146,346	12,662
	Verbund AG	147,286	10,807
	Strabag SE Class BR	42,412	4,392
	Telekom Austria AG	159,099	1,690
			172,506
Belgium (0.7%)
	Anheuser-Busch InBev SA NV	2,118,431	152,491
*	Argenx SE	135,841	114,238
	UCB SA	266,343	81,161
	KBC Group NV	503,044	70,887
	Ageas SA	390,793	27,758
	Groupe Bruxelles Lambert NV	175,186	16,577
	Ackermans & van Haaren NV	48,477	14,343
	Elia Group SA	98,063	14,198
	Syensqo SA	157,391	13,247
	Warehouses De Pauw CVA	416,750	11,809
	Lotus Bakeries NV	896	10,563
	D'ieteren Group	45,387	10,338

		Shares	Market Value ($000)
	Sofina SA	34,360	10,013
			547,623
Brazil (1.0%)
	Vale SA	7,991,914	128,047
	Itau Unibanco Holding SA ADR	6,558,387	56,337
	Petroleo Brasileiro SA - Petrobras	6,487,278	49,788
	B3 SA - Brasil Bolsa Balcao	11,616,689	35,649
	WEG SA	3,313,905	32,568
	Banco BTG Pactual SA	2,730,449	31,104
	Embraer SA	1,548,455	28,526
	Cia de Saneamento Basico do Estado de Sao Paulo	1,046,323	28,077
	Axia Energia	2,560,265	26,450
	Banco Bradesco SA ADR	5,751,795	23,295
	Petroleo Brasileiro SA - Petrobras ADR	1,340,658	19,252
	Ambev SA	6,715,195	18,948
	Banco Do Brasil SA	3,807,483	18,246
	Equatorial SA	2,301,916	17,898
	Localiza Rent a Car SA (BVMF)	1,905,406	17,520
[2]	Rede D'Or Sao Luiz SA	2,171,107	17,488
*	PRIO SA	1,803,125	17,470
	Petroleo Brasileiro SA - Petrobras ADR (XNYS)	950,874	14,586
	Suzano SA	1,494,989	14,013
	Vibra Energia SA	2,520,718	13,775
	Raia Drogasil SA	2,920,642	13,597
	Banco Bradesco SA	3,281,002	11,421
	Telefonica Brasil SA	1,518,828	10,788
	Cia Paranaense de Energia - Copel	4,061,713	10,172
	TOTVS SA	1,188,817	10,068
	BB Seguridade Participacoes SA	1,407,151	9,976
	Itau Unibanco Holding SA	1,186,910	9,459
	Motiva Infraestrutura de Mobilidade SA	2,688,039	8,560
[1]	Ambev SA ADR	2,998,971	8,337
*	Eneva SA	2,045,035	8,207
	TIM SA	1,681,500	7,834
	Ultrapar Participacoes SA	1,582,022	7,629
	Rumo SA	2,666,953	7,480
	Energisa SA	691,722	6,705
	MBRF Global Foods Co. SA	1,772,039	6,286
	Lojas Renner SA	2,182,670	6,192
	Banco Santander Brasil SA	887,853	6,127
	Klabin SA	1,648,126	6,000
	Cia de Saneamento do Parana	664,000	5,890
	Gerdau SA ADR	1,177,317	5,027
	Engie Brasil Energia SA	785,694	4,892
	Smartfit Escola de Ginastica e Danca SA (BVMF)	1,134,937	4,775
	Multiplan Empreendimentos Imobiliarios SA	711,148	4,451
	Allos SA	749,638	4,401
	Alupar Investimento SA	680,972	4,393
	Caixa Seguridade Participacoes SA	1,316,100	4,329
	CPFL Energia SA	429,600	4,201
	Porto Seguro SA	413,824	3,951
	Sendas Distribuidora SA	2,392,870	3,897
	Transmissora Alianca de Energia Eletrica SA	463,956	3,670
[2]	GPS Participacoes e Empreendimentos SA	978,485	3,484
*	Brava Energia	923,200	3,315
*	Natura Cosmeticos SA	1,936,562	3,227
	Hypera SA	650,083	3,114
*	Cosan SA	2,582,771	2,896
	Neoenergia SA	432,900	2,665
	Cia Energetica de Minas Gerais ADR	980,613	2,108
	Cia Paranaense de Energia - Copel ADR	175,729	1,782
*,2	Hapvida Participacoes e Investimentos SA	683,629	1,689
*	Cia Siderurgica Nacional SA	773,351	1,480
	Auren Energia SA	678,084	1,451
	SLC Agricola SA	464,670	1,417
	Telefonica Brasil SA ADR	93,829	1,330
	M Dias Branco SA	237,686	1,121
*	Cia Siderurgica Nacional SA ADR	558,751	1,067
	Sendas Distribuidora SA ADR	123,992	1,028

		Shares	Market Value ($000)
	CSN Mineracao SA	902,300	1,010
	Grupo Mateus SA	1,100,500	1,006
	TIM SA ADR	21,923	511
	Cia Energetica de Minas Gerais	127,394	365
*,1	Braskem SA Class A ADR	60,561	215
*	Smartfit Escola de Ginastica e Danca SA (BVMF)	25,935	111
			854,144
Canada (7.5%)
	Royal Bank of Canada	3,153,831	525,125
	Toronto-Dominion Bank	3,779,654	353,247
*	Shopify Inc. Class A	2,687,979	352,705
	Enbridge Inc.	4,820,969	235,339
	Bank of Montreal	1,601,299	217,995
	Brookfield Corp.	4,709,418	214,676
	Agnico Eagle Mines Ltd.	1,110,038	211,010
	Bank of Nova Scotia	2,776,253	207,559
	Canadian Imperial Bank of Commerce	2,089,959	193,148
	Canadian Natural Resources Ltd.	4,547,193	169,078
	Canadian Pacific Kansas City Ltd.	2,007,857	149,257
	Manulife Financial Corp.	3,795,340	144,578
	Suncor Energy Inc.	2,714,955	143,499
	TC Energy Corp.	2,310,312	135,465
	Wheaton Precious Metals Corp.	1,009,937	133,054
	Barrick Mining Corp. (XTSE)	2,747,180	125,572
	Canadian National Railway Co.	1,242,647	119,542
	Cameco Corp.	965,691	119,437
	National Bank of Canada	871,319	103,824
	Franco-Nevada Corp.	425,644	99,636
	Waste Connections Inc.	569,064	95,203
	Alimentation Couche-Tard Inc.	1,718,659	89,413
	Kinross Gold Corp.	2,693,115	84,809
	Constellation Software Inc.	44,029	81,257
	Fairfax Financial Holdings Ltd.	48,953	80,787
	Dollarama Inc.	589,725	79,473
	Sun Life Financial Inc.	1,255,058	79,083
	Nutrien Ltd.	1,086,090	74,778
	Intact Financial Corp.	396,568	72,201
*	Celestica Inc.	255,104	71,685
	Cenovus Energy Inc.	3,074,744	60,675
	Power Corp. of Canada	1,200,501	60,543
	Fortis Inc. (XTSE)	1,122,808	59,865
	Teck Resources Ltd. Class B	1,070,101	57,433
	WSP Global Inc.	289,647	55,994
	Loblaw Cos. Ltd.	1,240,181	55,804
	Pembina Pipeline Corp.	1,294,691	53,798
	Pan American Silver Corp.	923,696	50,328
	Restaurant Brands International Inc.	720,419	48,268
	Barrick Mining Corp.	1,025,962	46,979
	RB Global Inc.	412,422	46,814
*	First Quantum Minerals Ltd.	1,516,209	42,859
	Brookfield Asset Management Ltd. Class A (XTSE)	850,859	42,273
	Tourmaline Oil Corp.	816,492	38,640
	Lundin Mining Corp.	1,524,802	38,466
	CGI Inc.	437,548	37,500
	Alamos Gold Inc. Class A	928,579	34,411
	Imperial Oil Ltd.	336,722	34,020
	Thomson Reuters Corp.	305,087	33,709
*	Bombardier Inc. Class B	193,854	33,116
	Emera Inc.	662,133	32,819
	Magna International Inc.	594,925	30,414
	Metro Inc.	435,526	28,911
	Great-West Lifeco Inc.	606,336	28,383
[2]	Hydro One Ltd.	712,410	28,164
	Gildan Activewear Inc.	402,172	26,130
	AtkinsRealis Group Inc.	369,469	25,929
	iA Financial Corp. Inc.	206,299	25,349
	Stantec Inc.	253,520	25,124
	GFL Environmental Inc.	580,812	24,949
	Whitecap Resources Inc.	2,712,676	24,743

		Shares	Market Value ($000)
	George Weston Ltd.	352,364	24,576
	ARC Resources Ltd.	1,302,183	24,166
*	CAE Inc.	710,376	22,767
	Element Fleet Management Corp.	895,879	22,699
	TMX Group Ltd.	612,963	22,630
*	Ivanhoe Mines Ltd. Class A	1,743,713	22,052
	AltaGas Ltd.	657,360	19,827
	TFI International Inc.	174,746	18,779
	BCE Inc.	691,562	17,878
	Keyera Corp.	509,234	17,244
	Saputo Inc.	546,481	16,487
	Lundin Gold Inc.	219,446	16,451
	TELUS Corp.	1,133,501	15,816
*	Descartes Systems Group Inc.	189,708	14,168
	FirstService Corp.	90,766	14,062
	Open Text Corp.	546,213	13,952
	Canadian Tire Corp. Ltd. Class A	110,612	13,608
	Enbridge Inc. (XTSE)	30,400	1,485
	GFL Environmental Inc. (XTSE)	11,072	476
*	Bombardier Inc. Class A	1,486	255
	Extendicare Inc.	13,000	221
*	Americas Gold & Silver Corp.	9,800	73
			6,314,517
Chile (0.2%)
	Banco De Chile	99,093,582	21,829
	Latam Airlines Group SA	550,790,512	17,872
	Falabella SA	1,865,841	14,482
	Banco de Credito e Inversiones SA	171,812	12,769
	Cencosud SA	2,805,354	9,387
*	Sociedad Quimica y Minera de Chile SA ADR	121,864	9,364
	Banco Santander Chile ADR	245,311	8,640
	Plaza SA	1,737,252	7,556
	Empresas Copec SA	867,811	7,398
	Enel Americas SA	41,409,480	3,909
	Banco Itau Chile SA	139,324	3,792
	Empresas CMPC SA	2,461,163	3,690
	Banco Santander Chile	39,419,061	3,467
	Enel Chile SA	40,017,362	3,393
	Cencosud Shopping SA	1,043,198	3,343
	Latam Airlines Group SA ADR	47,946	3,155
	Quinenco SA	605,241	3,134
	Colbun SA	15,418,956	2,554
	Aguas Andinas SA Class A	5,715,025	2,518
	Cia Cervecerias Unidas SA	269,956	1,985
	Cia Sud Americana de Vapores SA	27,476,091	1,510
	Enel Chile SA ADR	288,934	1,254
			147,001
China (8.6%)
	Tencent Holdings Ltd.	13,790,604	1,059,971
	Alibaba Group Holding Ltd.	39,848,040	847,710
	China Construction Bank Corp. Class H	195,262,517	197,162
*,2	Xiaomi Corp. Class B	38,431,368	173,962
*	PDD Holdings Inc. ADR	1,693,628	171,141
	Industrial & Commercial Bank of China Ltd. Class H	176,972,655	146,798
*,2	Meituan Class B	11,868,678	146,726
	Ping An Insurance Group Co. of China Ltd. Class H	14,272,362	132,381
	NetEase Inc.	4,055,682	105,164
	BYD Co. Ltd. Class H	8,167,465	101,823
*	Baidu Inc. Class A	4,782,712	91,673
	Bank of China Ltd. Class H	152,186,284	90,883
	Trip.com Group Ltd.	1,327,335	81,466
	JD.com Inc. Class A	5,642,463	80,465
	China Life Insurance Co. Ltd. Class H	16,590,183	73,830
	Zijin Mining Group Co. Ltd. Class H	13,136,882	68,496
[2]	Kuaishou Technology	6,196,900	63,314
	PetroChina Co. Ltd. Class H	45,444,969	53,987
	China Merchants Bank Co. Ltd. Class H	8,434,841	51,533
	Agricultural Bank of China Ltd. Class H	68,563,835	47,934
*	BeOne Medicines Ltd. Class H	1,750,800	46,174

		Shares	Market Value ($000)
[2]	Pop Mart International Group Ltd.	1,484,000	42,422
	China Shenhua Energy Co. Ltd. Class H	7,416,360	40,806
	Kweichow Moutai Co. Ltd. Class A	195,835	39,479
	Yum China Holdings Inc.	783,693	38,967
*,2	Innovent Biologics Inc.	3,548,847	36,837
*,2	Wuxi Biologics Cayman Inc.	7,728,612	36,574
	Contemporary Amperex Technology Co. Ltd. Class A	690,199	34,825
	China Petroleum & Chemical Corp. Class H	50,256,731	34,587
	China Hongqiao Group Ltd.	7,000,067	32,016
	PICC Property & Casualty Co. Ltd. Class H	15,452,470	31,990
*	XPeng Inc. Class A	3,251,716	29,271
	China Pacific Insurance Group Co. Ltd. Class H	5,696,225	28,691
	Geely Automobile Holdings Ltd.	13,922,097	28,659
	ANTA Sports Products Ltd.	2,777,473	27,747
	KE Holdings Inc. ADR	1,390,771	26,035
	China Resources Land Ltd.	6,459,316	25,296
[2]	Nongfu Spring Co. Ltd. Class H	4,006,000	24,566
	CMOC Group Ltd. Class H	8,226,984	23,122
*,1,2	Hua Hong Semiconductor Ltd. Class H	1,554,633	23,007
*	Li Auto Inc. Class A	2,693,273	22,508
*,2	Akeso Inc.	1,563,000	22,061
*	Bilibili Inc. Class Z	641,643	21,983
	ZTO Express Cayman Inc.	989,050	21,838
	CSPC Pharmaceutical Group Ltd.	17,770,869	21,800
	H World Group Ltd.	4,366,010	20,969
	New Oriental Education & Technology Group Inc.	3,415,450	20,824
*,1	Horizon Robotics	19,113,600	20,071
*,1,2	SenseTime Group Inc. Class B	61,783,000	19,494
	Zijin Mining Group Co. Ltd. Class A	3,395,974	19,003
*,2	JD Health International Inc.	2,313,223	18,611
*,1	NIO Inc. Class A	3,898,849	18,587
	Tencent Music Entertainment Group ADR	1,105,063	18,543
	China CITIC Bank Corp. Ltd. Class H	19,838,749	18,478
	Sino Biopharmaceutical Ltd.	21,727,718	18,436
	China Merchants Bank Co. Ltd. Class A	3,223,809	17,931
	Ping An Insurance Group Co. of China Ltd. Class A	1,865,321	17,905
	CITIC Ltd.	11,134,697	17,795
	Full Truck Alliance Co. Ltd. ADR	1,784,143	17,663
	New China Life Insurance Co. Ltd. Class H	2,158,789	17,554
	Haier Smart Home Co. Ltd. Class H	5,246,901	17,298
*,1	J&T Global Express Ltd.	13,143,000	17,101
	People's Insurance Co. Group of China Ltd. Class H	19,063,882	16,577
	Zhaojin Mining Industry Co. Ltd. Class H	3,699,137	16,269
	Zhongji Innolight Co. Ltd. Class A	171,817	15,956
	China Overseas Land & Investment Ltd.	8,530,629	15,289
[2]	China Tower Corp. Ltd. Class H	10,582,205	15,225
	Midea Group Co. Ltd. Class H	1,378,702	15,111
	Weichai Power Co. Ltd. Class H	4,457,334	15,109
	Yangzijiang Shipbuilding Holdings Ltd.	5,628,596	14,782
	Foxconn Industrial Internet Co. Ltd. Class A	1,786,200	14,756
	ENN Energy Holdings Ltd.	1,698,618	14,623
	Aluminum Corp. of China Ltd. Class H	8,283,642	14,464
	China Yangtze Power Co. Ltd. Class A	3,800,457	14,414
	Bank of Communications Co. Ltd. Class H	16,738,099	14,380
	China Mengniu Dairy Co. Ltd.	6,837,504	14,279
	Jiangxi Copper Co. Ltd. Class H	2,338,392	13,970
[2]	WuXi AppTec Co. Ltd. Class H	964,898	13,731
	Li Ning Co. Ltd.	5,243,302	13,711
	Hygon Information Technology Co. Ltd. Class A	361,211	13,677
[2]	Guotai Haitong Securities Co. Ltd. Class H	6,390,217	13,601
[2]	Postal Savings Bank of China Co. Ltd. Class H	20,824,351	13,578
	Industrial & Commercial Bank of China Ltd. Class A	12,625,697	13,168
	CITIC Securities Co. Ltd. Class H	3,490,265	13,062
	Agricultural Bank of China Ltd. Class A	13,417,329	12,973
[1,2]	Hansoh Pharmaceutical Group Co. Ltd.	2,616,608	12,895
	Kanzhun Ltd. ADR	684,916	12,685
	Sunny Optical Technology Group Co. Ltd.	1,528,718	12,250
	China Resources Beer Holdings Co. Ltd.	3,589,130	12,007
*	Cambricon Technologies Corp. Ltd. Class A	65,544	11,862
[2]	3SBio Inc.	3,954,269	11,791

		Shares	Market Value ($000)
	BYD Co. Ltd. Class A	891,865	11,665
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	1,359,565	11,654
[1]	Laopu Gold Co. Ltd. Class H	117,800	11,642
*	TAL Education Group ADR	915,458	11,626
[1,2]	Shandong Gold Mining Co. Ltd. Class H	2,081,616	11,187
*	Alibaba Health Information Technology Ltd.	13,070,719	10,841
	China Galaxy Securities Co. Ltd. Class H	8,053,617	10,830
[1]	Contemporary Amperex Technology Co. Ltd. Class H	172,800	10,782
	China Resources Power Holdings Co. Ltd.	4,639,843	10,569
*	Kingdee International Software Group Co. Ltd.	6,384,303	10,545
*,1	Gds Holdings Ltd. Class A	1,883,727	10,489
[1]	COSCO SHIPPING Holdings Co. Ltd. Class H	5,963,490	10,478
[2]	CGN Power Co. Ltd. Class H	25,127,536	10,478
[2]	China International Capital Corp. Ltd. Class H	3,820,827	10,355
[1]	Yankuang Energy Group Co. Ltd. Class H	7,063,178	10,291
	China Taiping Insurance Holdings Co. Ltd.	3,088,872	10,122
	Eoptolink Technology Inc. Ltd. Class A	154,320	9,285
	CMOC Group Ltd. Class A	2,647,603	9,130
	Kunlun Energy Co. Ltd.	8,883,356	9,102
	Wuliangye Yibin Co. Ltd. Class A	602,371	9,093
	Tsingtao Brewery Co. Ltd. Class H	1,401,057	8,867
	Industrial Bank Co. Ltd. Class A	3,290,428	8,853
	Vipshop Holdings Ltd. ADR	507,685	8,686
*,2	Zhejiang Leapmotor Technologies Ltd. Class H	1,595,800	8,665
	Kingsoft Corp. Ltd.	2,252,523	8,642
	Great Wall Motor Co. Ltd. Class H	5,068,216	8,635
[2]	China Resources Mixc Lifestyle Services Ltd.	1,456,400	8,613
	Sinopharm Group Co. Ltd. Class H	3,187,706	8,506
	Anhui Conch Cement Co. Ltd. Class H	2,661,937	8,442
	Tongcheng-Elong Holdings Ltd.	2,828,918	8,415
	Luxshare Precision Industry Co. Ltd. Class A	1,126,339	8,352
	Jiangsu Hengrui Medicine Co. Ltd. Class A	982,522	8,218
	CITIC Securities Co. Ltd. Class A	2,007,986	8,108
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H	757,930	8,051
	East Money Information Co. Ltd. Class A	2,456,114	8,020
	PetroChina Co. Ltd. Class A	5,035,002	7,996
*,1	GCL Technology Holdings Ltd.	57,685,000	7,981
	China Coal Energy Co. Ltd. Class H	5,296,041	7,751
	Bank of Communications Co. Ltd. Class A	8,080,900	7,695
[1,2]	Haidilao International Holding Ltd.	3,727,237	7,599
	NAURA Technology Group Co. Ltd. Class A	111,260	7,597
	China Minsheng Banking Corp. Ltd. Class H	15,194,169	7,560
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	990,190	7,559
[2]	Meitu Inc.	7,604,000	7,511
	Shanghai Pudong Development Bank Co. Ltd. Class A	5,182,335	7,484
	BYD Electronic International Co. Ltd.	1,734,091	7,404
	Minth Group Ltd.	1,571,714	7,400
	China Pacific Insurance Group Co. Ltd. Class A	1,126,566	7,380
	China Longyuan Power Group Corp. Ltd. Class H	7,864,086	7,144
	China Shenhua Energy Co. Ltd. Class A	1,175,220	7,091
[2]	Huatai Securities Co. Ltd. Class H	2,960,985	7,060
	Sungrow Power Supply Co. Ltd. Class A	322,566	7,008
*	WuXi XDC Cayman Inc.	854,000	6,861
	Huaneng Power International Inc. Class H	9,290,226	6,774
*,1	China Ruyi Holdings Ltd.	24,475,840	6,769
	Sinotruk Hong Kong Ltd.	1,472,884	6,764
	CRRC Corp. Ltd. Class H	9,010,000	6,693
	China Gas Holdings Ltd.	6,584,392	6,522
*,1	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	117,800	6,271
	Tingyi Cayman Islands Holding Corp.	4,108,367	6,227
[1]	ZTE Corp. Class H	1,718,712	6,218
	Bank of China Ltd. Class A	8,020,759	6,195
	Wanhua Chemical Group Co. Ltd. Class A	487,420	6,172
	Guotai Haitong Securities Co. Ltd. (XSSC)	2,154,726	6,144
[1,2]	Longfor Group Holdings Ltd.	4,603,335	6,054
[1,2]	Smoore International Holdings Ltd.	4,178,350	6,034
	Bosideng International Holdings Ltd.	9,826,931	5,997
*,2	JD Logistics Inc.	4,124,717	5,895
	Guangdong Investment Ltd.	5,992,664	5,666
	GF Securities Co. Ltd. Class H	2,423,797	5,656

		Shares	Market Value ($000)
	China CSSC Holdings Ltd. Class A	1,169,100	5,643
	Muyuan Foods Co. Ltd. Class A	849,937	5,632
	China National Building Material Co. Ltd. Class H	7,826,232	5,629
	China Railway Group Ltd. Class H	9,726,299	5,613
	Want Want China Holdings Ltd.	9,305,807	5,612
*	Dongfeng Motor Group Co. Ltd. Class H	4,794,643	5,543
	Far East Horizon Ltd.	5,452,301	5,454
	China Petroleum & Chemical Corp. Class A	5,788,000	5,426
	China Resources Gas Group Ltd.	1,952,489	5,372
	WuXi AppTec Co. Ltd. Class A	387,921	5,317
	Kingboard Holdings Ltd.	1,300,313	5,269
	China Merchants Port Holdings Co. Ltd.	2,604,229	5,241
	Hengan International Group Co. Ltd.	1,444,793	5,223
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,849,306	5,133
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	188,373	5,127
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	934,725	5,111
	Victory Giant Technology Huizhou Co. Ltd. Class A	134,500	5,075
	China Everbright Environment Group Ltd.	7,681,484	4,942
	Shaanxi Coal Industry Co. Ltd. Class A	1,504,200	4,818
	Advanced Micro-Fabrication Equipment Inc. Class A	96,367	4,804
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	42,354,000	4,769
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	2,235,596	4,765
	China Medical System Holdings Ltd.	2,648,850	4,751
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	6,685,893	4,684
	GigaDevice Semiconductor Inc. Class A	102,971	4,644
	Ping An Bank Co. Ltd. Class A	2,975,739	4,638
	Beijing Enterprises Holdings Ltd.	1,023,088	4,635
	Montage Technology Co. Ltd. Class A	177,303	4,628
[1]	MINISO Group Holding Ltd.	990,952	4,602
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	186,960	4,595
	China State Construction Engineering Corp. Ltd. Class A	6,255,029	4,536
	Bank of Ningbo Co. Ltd. Class A	1,012,870	4,511
*,2	NetEase Cloud Music Inc.	195,150	4,503
[1,2]	Giant Biogene Holding Co. Ltd.	1,054,400	4,487
	Shenzhen Inovance Technology Co. Ltd. Class A	415,500	4,468
	NARI Technology Co. Ltd. Class A	1,229,387	4,447
	Shandong Gold Mining Co. Ltd. Class A	596,063	4,444
	China Oilfield Services Ltd. Class H	4,010,706	4,408
[1]	China Cinda Asset Management Co. Ltd. Class H	25,665,916	4,367
[1]	Xinyi Solar Holdings Ltd.	10,064,220	4,350
*,1	Genscript Biotech Corp.	2,649,596	4,349
*,2	Remegen Co. Ltd. Class H	397,500	4,283
	Aluminum Corp. of China Ltd. Class A	2,126,600	4,273
	Haitian International Holdings Ltd.	1,373,947	4,250
	Suzhou TFC Optical Communication Co. Ltd. Class A	119,380	4,250
[2]	China Feihe Ltd.	8,554,745	4,249
	China State Construction International Holdings Ltd.	3,507,767	4,214
	China Conch Venture Holdings Ltd.	3,060,915	4,182
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	630,000	4,176
	Bank of Jiangsu Co. Ltd. Class A	2,857,490	4,164
	Sany Heavy Industry Co. Ltd. Class A	1,318,500	4,160
	Hithink RoyalFlush Information Network Co. Ltd. Class A	82,766	4,156
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	562,300	4,136
*,2	China Literature Ltd.	902,829	4,132
	New China Life Insurance Co. Ltd. Class A	340,447	4,075
	Lens Technology Co. Ltd. Class A	774,200	4,040
	SF Holding Co. Ltd. Class A	741,455	4,001
	C&D International Investment Group Ltd.	1,941,759	4,000
	Luzhou Laojiao Co. Ltd. Class A	228,588	3,970
	China Tourism Group Duty Free Corp. Ltd. Class A	307,162	3,948
	China Construction Bank Corp. Class A	3,124,600	3,919
	Ningxia Baofeng Energy Group Co. Ltd. Class A	1,145,421	3,916
	China National Nuclear Power Co. Ltd. Class A	3,133,200	3,880
*	Qinghai Salt Lake Industry Co. Ltd. Class A	821,895	3,878
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,924,393	3,848
	Zhongjin Gold Corp. Ltd. Class A	758,000	3,833
	Shengyi Technology Co. Ltd. Class A	387,500	3,830
	JOYY Inc. ADR	59,296	3,816
	Country Garden Services Holdings Co. Ltd.	4,608,727	3,811
	COSCO SHIPPING Holdings Co. Ltd. Class A	1,825,980	3,782

		Shares	Market Value ($000)
	CRRC Corp. Ltd. Class A	4,160,697	3,777
	Seres Group Co. Ltd. Class A	250,700	3,761
[1]	Sany Heavy Equipment International Holdings Co. Ltd.	2,447,000	3,759
*	Zai Lab Ltd.	2,246,710	3,735
*,1,2	Ping An Healthcare & Technology Co. Ltd.	2,016,208	3,715
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	971,100	3,682
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,855,181	3,625
	Shenzhen International Holdings Ltd.	3,134,660	3,612
[2]	Yadea Group Holdings Ltd.	2,542,000	3,592
*,1	Microport Scientific Corp.	2,374,974	3,578
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	705,005	3,577
	Baoshan Iron & Steel Co. Ltd. Class A	3,398,100	3,556
*	Nine Dragons Paper Holdings Ltd.	3,374,072	3,555
	Haier Smart Home Co. Ltd. Class A	982,096	3,549
	BOE Technology Group Co. Ltd. Class A	5,632,800	3,543
	China Power International Development Ltd.	8,474,326	3,535
	Qfin Holdings Inc. ADR	226,036	3,515
	China United Network Communications Ltd. Class A	4,778,900	3,514
	Huatai Securities Co. Ltd. Class A	1,058,428	3,494
[1]	Jiangsu Expressway Co. Ltd. Class H	2,609,275	3,443
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,376,346	3,442
	Shennan Circuits Co. Ltd. Class A	102,939	3,440
	Beijing Kingsoft Office Software Inc. Class A	70,909	3,432
	ZTE Corp. Class A	619,479	3,424
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	3,048,715	3,420
	Postal Savings Bank of China Co. Ltd. Class A	4,666,688	3,397
	Gree Electric Appliances Inc. of Zhuhai Class A	609,023	3,393
	RLX Technology Inc. ADR	1,462,833	3,379
	China Everbright Bank Co. Ltd. Class A	7,063,126	3,373
*,1	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	384,000	3,366
*,1	Damai Entertainment Holdings Ltd.	26,592,294	3,357
	Brilliance China Automotive Holdings Ltd.	6,468,000	3,344
	Weichai Power Co. Ltd. Class A	976,048	3,334
	China Reinsurance Group Corp. Class H	14,770,206	3,329
	Kingboard Laminates Holdings Ltd.	1,767,618	3,319
*	Air China Ltd. Class H	3,688,019	3,292
	China Minsheng Banking Corp. Ltd. Class A	6,082,552	3,283
[1]	Zhejiang Expressway Co. Ltd. Class H	3,467,629	3,272
*,1,2	East Buy Holding Ltd.	955,500	3,265
	OmniVision Integrated Circuits Group Inc.	183,874	3,209
[1]	China Communications Services Corp. Ltd. Class H	5,273,205	3,202
	China Jinmao Holdings Group Ltd.	14,451,706	3,201
[1]	Greentown China Holdings Ltd.	2,233,797	3,197
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	205,258	3,194
	AviChina Industry & Technology Co. Ltd. Class H	5,970,567	3,167
	Iflytek Co. Ltd. Class A	365,500	3,130
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	280,200	3,125
	Goldwind Science & Technology Co. Ltd. Class H	1,671,661	3,121
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	1,466,250	3,112
*	Shanghai Electric Group Co. Ltd. Class H	5,753,404	3,091
	WUS Printed Circuit Kunshan Co. Ltd. Class A	301,970	3,020
	TBEA Co. Ltd. Class A	775,960	3,020
	China Everbright Bank Co. Ltd. Class H	7,219,063	3,009
	Beijing Enterprises Water Group Ltd.	8,689,390	2,991
	Zhejiang Huayou Cobalt Co. Ltd. Class A	290,648	2,984
	Jiangxi Copper Co. Ltd. Class A	332,276	2,984
	Sinopec Engineering Group Co. Ltd. Class H	3,138,188	2,982
[1]	Sunshine Insurance Group Co. Ltd. Class H	5,459,000	2,967
	Zangge Mining Co. Ltd. Class A	238,896	2,965
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	255,300	2,962
	Bank of Shanghai Co. Ltd. Class A	2,210,791	2,939
*	LONGi Green Energy Technology Co. Ltd. Class A	1,141,960	2,938
[1]	Dongfang Electric Corp. Ltd. Class H	899,291	2,931
	China Merchants Securities Co. Ltd. Class A	1,188,067	2,924
	SAIC Motor Corp. Ltd. Class A	1,426,815	2,901
	Avary Holding Shenzhen Co. Ltd. Class A	353,595	2,901
	GF Securities Co. Ltd. Class A	892,048	2,884
	Eve Energy Co. Ltd. Class A	314,264	2,883
[2]	CSC Financial Co. Ltd. Class H	1,787,748	2,882
	Bank of Nanjing Co. Ltd. Class A	1,885,365	2,856

		Shares	Market Value ($000)
	Eastroc Beverage Group Co. Ltd. Class A	79,133	2,846
	Fuyao Glass Industry Group Co. Ltd. Class A	318,812	2,832
	AECC Aviation Power Co. Ltd. Class A	424,400	2,830
	Anhui Gujing Distillery Co. Ltd. Class B	268,110	2,795
	Ningbo Tuopu Group Co. Ltd. Class A	269,195	2,794
	Autohome Inc. ADR	126,438	2,787
[1]	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	621,000	2,785
	XCMG Construction Machinery Co. Ltd. Class A	1,800,000	2,782
*,1	China Eastern Airlines Corp. Ltd. Class H	3,997,171	2,770
[1]	TravelSky Technology Ltd. Class H	2,031,759	2,763
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	376,770	2,763
	Range Intelligent Computing Technology Group Co. Ltd. Class A	234,598	2,757
	Hengli Petrochemical Co. Ltd. Class A	731,600	2,747
*	China Southern Airlines Co. Ltd. Class H	3,687,237	2,738
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	342,600	2,695
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,025,066	2,678
	China Galaxy Securities Co. Ltd. Class A	1,231,503	2,661
	Uni-President China Holdings Ltd.	2,605,604	2,642
	People's Insurance Co. Group of China Ltd. Class A	1,961,328	2,598
	China Three Gorges Renewables Group Co. Ltd. Class A	4,389,500	2,597
	CSC Financial Co. Ltd. Class A	748,638	2,589
	Shenwan Hongyuan Group Co. Ltd. Class A	3,540,195	2,583
	Bank of Hangzhou Co. Ltd. Class A	1,109,235	2,580
	China Railway Group Ltd. Class A	3,121,274	2,559
	Yunnan Aluminium Co. Ltd. Class A	534,700	2,558
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	80,424	2,554
*	Shenzhen Longsys Electronics Co. Ltd. Class A	53,200	2,551
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	7,108,025	2,547
	Sinotrans Ltd. Class H	3,835,064	2,545
	Ganfeng Lithium Co. Ltd. Class A	255,000	2,498
[1]	Fosun International Ltd.	4,645,788	2,472
[1]	SF Holding Co. Ltd. Class H	538,000	2,449
*	Shanghai Electric Group Co. Ltd. Class A	1,954,500	2,446
	Tongling Nonferrous Metals Group Co. Ltd. Class A	2,085,658	2,438
	China International Capital Corp. Ltd. Class A	488,091	2,425
	Bank of Beijing Co. Ltd. Class A	3,171,600	2,419
[1]	China Everbright Ltd.	1,904,662	2,389
*,1	China Vanke Co. Ltd. Class H	4,891,439	2,377
*	Air China Ltd. Class A	1,985,426	2,370
*	Daqo New Energy Corp. ADR	95,789	2,368
	Zhejiang Juhua Co. Ltd. Class A	415,249	2,350
	Lingyi iTech Guangdong Co. Class A	1,115,300	2,349
	Shanghai United Imaging Healthcare Co. Ltd. Class A	125,369	2,332
*	Kuang-Chi Technologies Co. Ltd. Class A	335,200	2,290
[1]	Zhongsheng Group Holdings Ltd.	1,536,104	2,288
*	iQIYI Inc. ADR	1,094,624	2,277
	Focus Media Information Technology Co. Ltd. Class A	2,180,200	2,259
	Wens Foodstuff Group Co. Ltd. Class A	1,004,680	2,255
	Aier Eye Hospital Group Co. Ltd. Class A	1,405,578	2,240
[1,2]	China Resources Pharmaceutical Group Ltd.	3,847,732	2,240
	TCL Technology Group Corp. Class A	3,192,050	2,232
	Daqin Railway Co. Ltd. Class A	3,081,800	2,226
	Baiyin Nonferrous Group Co. Ltd. Class A	1,161,600	2,202
	Yunnan Baiyao Group Co. Ltd. Class A	274,620	2,198
[1]	Hisense Home Appliances Group Co. Ltd. Class H	747,000	2,195
*	China Southern Airlines Co. Ltd. Class A	2,109,997	2,187
[1]	Mao Geping Cosmetics Co. Ltd. Class H	197,100	2,186
[1]	Guangzhou Automobile Group Co. Ltd. Class H	4,644,058	2,180
	Yihai International Holding Ltd.	1,141,418	2,151
	Power Construction Corp. of China Ltd. Class A	2,641,000	2,151
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	93,197	2,151
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,410,019	2,149
	Piotech Inc. Class A	42,129	2,135
	China Zheshang Bank Co. Ltd. Class H	6,643,000	2,128
*	China Eastern Airlines Corp. Ltd. Class A	2,717,129	2,124
	China CITIC Bank Corp. Ltd. Class A	2,053,235	2,123
	Xtep International Holdings Ltd.	3,226,000	2,120
	SDIC Power Holdings Co. Ltd. Class A	1,154,283	2,117
	Goldwind Science & Technology Co. Ltd. Class A	560,097	2,102
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,373,096	2,088

		Shares	Market Value ($000)
	Shanjin International Gold Co. Ltd. Class A	432,540	2,085
	China Merchants Energy Shipping Co. Ltd. Class A	1,271,000	2,073
	Chaozhou Three-Circle Group Co. Ltd. Class A	289,500	2,066
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	161,897	2,057
	IEIT Systems Co. Ltd. Class A	227,320	2,049
	Chifeng Jilong Gold Mining Co. Ltd. Class H	429,000	2,044
	Chongqing Changan Automobile Co. Ltd. Class A	1,276,980	2,043
	Anhui Conch Cement Co. Ltd. Class A	576,972	2,036
	Huaxia Bank Co. Ltd. Class A	2,189,798	1,998
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	282,043	1,993
	Zhejiang China Commodities City Group Co. Ltd. Class A	859,600	1,988
	COSCO SHIPPING Ports Ltd.	2,507,097	1,987
	Xiamen Tungsten Co. Ltd. Class A	246,699	1,982
	Henan Shuanghui Investment & Development Co. Ltd. Class A	534,008	1,973
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	4,920,800	1,970
	GoerTek Inc. Class A	525,020	1,966
[2]	Topsports International Holdings Ltd.	5,419,209	1,965
[1,2]	China Merchants Securities Co. Ltd. Class H	1,052,113	1,965
	Hengtong Optic-electric Co. Ltd. Class A	390,100	1,962
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	1,030,959	1,961
	Giant Network Group Co. Ltd. Class A	309,300	1,955
	Datang International Power Generation Co. Ltd. Class H	6,471,035	1,945
	Suzhou Maxwell Technologies Co. Ltd. Class A	43,466	1,943
	Weibo Corp. Class A	181,358	1,937
	JCET Group Co. Ltd. Class A	270,000	1,920
	Tianshan Aluminum Group Co. Ltd. Class A	709,400	1,902
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,812,500	1,901
	Guangdong Haid Group Co. Ltd. Class A	256,208	1,900
	Western Mining Co. Ltd. Class A	376,400	1,896
*,1	Tianqi Lithium Corp. Class H	303,000	1,892
[1]	Huadian Power International Corp. Ltd. Class H	3,565,550	1,886
	China Jushi Co. Ltd. Class A	612,753	1,884
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	561,880	1,884
*	Hua Hong Semiconductor Ltd. Class A	84,600	1,882
[1]	China Traditional Chinese Medicine Holdings Co. Ltd.	7,111,306	1,875
[2]	Orient Securities Co. Ltd. Class H	2,140,835	1,864
	360 Security Technology Inc. Class A	1,063,599	1,857
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	342,944	1,851
*	Guangdong HEC Technology Holding Co. Ltd. Class A	471,353	1,847
	Shanghai Baosight Software Co. Ltd. Class B	1,715,785	1,843
	Yankuang Energy Group Co. Ltd. Class A	871,002	1,832
	China Resources Microelectronics Ltd. Class A	199,461	1,830
*	Lufax Holding Ltd. ADR	688,126	1,830
	Satellite Chemical Co. Ltd. Class A	521,080	1,825
*	Tongwei Co. Ltd. Class A	694,800	1,819
	Jiangsu Yanghe Distillery Co. Ltd. Class A	227,800	1,814
	Zhejiang NHU Co. Ltd. Class A	451,928	1,813
	Lens Technology Co. Ltd. Class H	483,400	1,813
*	Seazen Group Ltd.	5,389,639	1,799
	GD Power Development Co. Ltd. Class A	2,698,796	1,798
	TongFu Microelectronics Co. Ltd. Class A	237,900	1,789
	Shanghai International Airport Co. Ltd. Class A	402,598	1,784
	Poly Developments & Holdings Group Co. Ltd. Class A	1,817,295	1,781
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	97,100	1,780
	Shanghai Rural Commercial Bank Co. Ltd. Class A	1,439,686	1,779
	China Suntien Green Energy Corp. Ltd. Class H	3,454,000	1,773
	Shougang Fushan Resources Group Ltd.	4,165,779	1,756
[1,2]	Pharmaron Beijing Co. Ltd. Class H	657,627	1,742
	Yuexiu Property Co. Ltd.	2,979,853	1,736
*	Tianqi Lithium Corp. Class A (XSEC)	223,284	1,735
	China Energy Engineering Corp. Ltd. Class A (XSSC)	4,956,699	1,733
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	295,320	1,729
	Guosen Securities Co. Ltd. Class A	958,381	1,728
	Ningbo Deye Technology Co. Ltd. Class A	143,046	1,728
	Shenzhen Sunway Communication Co. Ltd. Class A	150,200	1,725
	Rockchip Electronics Co. Ltd. Class A	62,798	1,725
	Dongfang Electric Corp. Ltd. Class A	480,084	1,717
[2]	China Railway Signal & Communication Corp. Ltd. Class H	3,636,353	1,704
	Sanan Optoelectronics Co. Ltd. Class A	724,400	1,684
	Huaqin Technology Co. Ltd. Class A	135,800	1,683

		Shares	Market Value ($000)
	Jiangsu Zhongtian Technology Co. Ltd. Class A	524,700	1,682
*	Beijing Compass Technology Development Co. Ltd. Class A	94,100	1,678
	Hgtech Co. Ltd. Class A	150,459	1,676
	China International Marine Containers Group Co. Ltd. Class H	1,472,625	1,674
	Orient Securities Co. Ltd. Class A	1,130,457	1,664
	China XD Electric Co. Ltd. Class A	790,422	1,646
	Shanghai Industrial Holdings Ltd.	852,512	1,634
	Great Wall Motor Co. Ltd. Class A	542,004	1,613
	Nexchip Semiconductor Corp. Class A	306,775	1,612
	China Lesso Group Holdings Ltd.	2,093,883	1,609
	CNPC Capital Co. Ltd. Class A	1,233,491	1,597
*	Kunlun Tech Co. Ltd. Class A	199,000	1,594
*	Hainan Airlines Holding Co. Ltd. Class A	6,554,318	1,594
	Huizhou Desay Sv Automotive Co. Ltd. Class A	90,500	1,593
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	341,200	1,592
	Sinoma Science & Technology Co. Ltd. Class A	256,800	1,586
*	Wuhan Guide Infrared Co. Ltd. Class A	663,295	1,585
	Metallurgical Corp. of China Ltd. Class H	6,684,030	1,581
	Yunnan Tin Co. Ltd. Class A	281,500	1,580
*,1,2	Luye Pharma Group Ltd.	4,433,461	1,575
	Lao Feng Xiang Co. Ltd. Class B	452,985	1,566
	Unisplendour Corp. Ltd. Class A	434,236	1,562
*,1,2	Jinxin Fertility Group Ltd.	4,999,661	1,562
	Yunnan Yuntianhua Co. Ltd. Class A	283,896	1,560
	China Energy Engineering Corp. Ltd. Class H	10,594,000	1,558
	Yutong Bus Co. Ltd. Class A	347,300	1,546
	Chongqing Changan Automobile Co. Ltd. Class B	2,959,064	1,530
	Anhui Expressway Co. Ltd. Class H	860,728	1,528
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	671,900	1,524
	Ingenic Semiconductor Co. Ltd. Class A	73,800	1,522
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	126,274	1,515
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	125,575	1,513
	Gotion High-tech Co. Ltd. Class A	276,400	1,511
	Wolong Electric Group Co. Ltd. Class A	238,560	1,508
*	Loongson Technology Corp. Ltd. Class A	62,810	1,507
	Chifeng Jilong Gold Mining Co. Ltd. Class A	257,600	1,505
[1,2]	ZJLD Group Inc.	1,301,000	1,505
	Bank of Chengdu Co. Ltd. Class A	647,300	1,502
	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	69,275	1,482
	Supcon Technology Co. Ltd. Class A	122,419	1,475
	Sichuan Road & Bridge Co. Ltd. Class A	1,054,738	1,473
	Sangfor Technologies Inc. Class A	63,699	1,467
	Hwatsing Technology Co. Ltd. Class A	53,827	1,464
	Huaneng Power International Inc. Class A	1,439,144	1,461
	Everbright Securities Co. Ltd. Class A	605,495	1,460
	Sichuan Chuantou Energy Co. Ltd. Class A	727,900	1,458
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	352,600	1,456
[2]	Qingdao Port International Co. Ltd. Class H	1,507,433	1,449
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	240,100	1,434
	Shenzhen Kinwong Electronic Co. Ltd. Class A	154,740	1,427
	Huafon Chemical Co. Ltd. Class A	769,700	1,426
	Founder Securities Co. Ltd. Class A	1,260,695	1,426
	Shenzhen Transsion Holdings Co. Ltd. Class A	170,679	1,423
	Poly Property Services Co. Ltd. Class H	325,246	1,412
	China Coal Energy Co. Ltd. Class A	717,838	1,409
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	35,241	1,408
	RoboTechnik Intelligent Technology Co. Ltd. Class A	25,500	1,396
	Leo Group Co. Ltd. Class A	1,041,900	1,392
	Zhejiang Chint Electrics Co. Ltd. Class A	330,793	1,391
*	Jinko Solar Co. Ltd. Class A	1,512,690	1,377
*	United Nova Technology Co. Ltd. Class A	1,261,076	1,377
	Wanxiang Qianchao Co. Ltd. Class A	556,433	1,376
	Huadong Medicine Co. Ltd. Class A	262,500	1,363
[1]	Huaxin Building Materials Group Co. Ltd. Class H	569,800	1,358
	Zhejiang Dahua Technology Co. Ltd. Class A	497,300	1,356
*	Beijing Capital International Airport Co. Ltd. Class H	3,981,292	1,354
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	338,886	1,342
	Tsingtao Brewery Co. Ltd. Class A	154,983	1,340
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	351,100	1,339
	Hundsun Technologies Inc. Class A	300,042	1,339

		Shares	Market Value ($000)
	Sinomine Resource Group Co. Ltd. Class A	109,680	1,333
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	6,502,940	1,325
	Jinduicheng Molybdenum Co. Ltd. Class A	450,200	1,318
	Industrial Securities Co. Ltd. Class A	1,330,410	1,316
*	National Silicon Industry Group Co. Ltd. Class A	407,297	1,313
	Accelink Technologies Co. Ltd. Class A	125,900	1,308
*	China Rare Earth Resources & Technology Co. Ltd. Class A	169,000	1,306
	Yangzijiang Financial Holding Ltd.	4,680,796	1,304
*,2	Legend Holdings Corp. Class H	1,176,079	1,298
*,1	Flat Glass Group Co. Ltd. Class H	928,649	1,298
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	298,700	1,295
	Shanghai Electric Power Co. Ltd. Class A	422,000	1,292
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,023,200	1,291
	Shengyi Electronics Co. Ltd. Class A	101,860	1,291
	Beijing Enlight Media Co. Ltd. Class A	458,300	1,289
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	909,670	1,280
	Huayu Automotive Systems Co. Ltd. Class A	461,869	1,278
	Metallurgical Corp. of China Ltd. Class A	2,831,500	1,275
	Chongqing Rural Commercial Bank Co. Ltd. Class A	1,363,500	1,272
	YTO Express Group Co. Ltd. Class A	523,600	1,271
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	260,200	1,266
	China Zheshang Bank Co. Ltd. Class A	3,012,950	1,262
	Kingnet Network Co. Ltd. Class A	350,900	1,256
	SDIC Capital Co. Ltd. Class A	1,133,300	1,254
	Hangzhou Silan Microelectronics Co. Ltd. Class A	260,900	1,250
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	194,000	1,245
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	323,215	1,240
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	916,573	1,237
	Spring Airlines Co. Ltd. Class A	152,800	1,236
	JCHX Mining Management Co. Ltd. Class A	109,732	1,235
	CSI Solar Co. Ltd. Class A	552,987	1,219
	Hunan Gold Corp. Ltd. Class A	234,910	1,211
	Empyrean Technology Co. Ltd. Class A	80,630	1,197
	Western Superconducting Technologies Co. Ltd. Class A	98,124	1,195
	LB Group Co. Ltd. Class A	372,100	1,187
	Livzon Pharmaceutical Group Inc. Class H	315,171	1,186
	Ming Yang Smart Energy Group Ltd. Class A	354,300	1,183
	Tongkun Group Co. Ltd. Class A	373,100	1,173
	Yunnan Copper Co. Ltd. Class A	310,500	1,164
*	Yonyou Network Technology Co. Ltd. Class A	531,162	1,158
*	China Greatwall Technology Group Co. Ltd. Class A	507,000	1,158
*,1,2	Hygeia Healthcare Holdings Co. Ltd. Class C	704,067	1,156
	Zhongtai Securities Co. Ltd. Class A	1,247,478	1,147
	Shenzhen SC New Energy Technology Corp. Class A	57,800	1,146
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	201,797	1,145
	China National Chemical Engineering Co. Ltd. Class A	891,800	1,142
	Shenzhen Expressway Corp. Ltd. Class H	1,185,782	1,139
	CGN Power Co. Ltd. Class A	2,052,100	1,137
	Raytron Technology Co. Ltd. Class A	69,958	1,137
	Anker Innovations Technology Co. Ltd. Class A	79,359	1,137
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	138,274	1,137
	Anhui Gujing Distillery Co. Ltd. Class A	59,688	1,134
	CNGR Advanced Material Co. Ltd. Class A	143,912	1,134
	ENN Natural Gas Co. Ltd. Class A	403,800	1,133
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	167,000	1,127
	Lee & Man Paper Manufacturing Ltd.	2,462,583	1,126
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	202,297	1,124
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	140,700	1,122
	Shanghai International Port Group Co. Ltd. Class A	1,552,200	1,114
	Sailun Group Co. Ltd. Class A	488,200	1,113
	Huadian Power International Corp. Ltd. Class A	1,573,395	1,109
	Tianshui Huatian Technology Co. Ltd. Class A	507,600	1,105
*	Addsino Co. Ltd. Class A	269,900	1,105
*	Yunnan Energy New Material Group Co. Ltd. Class A	150,310	1,103
	Kingfa Sci & Tech Co. Ltd. Class A	401,300	1,102
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	788,600	1,102
*	Wingtech Technology Co. Ltd. Class A	194,300	1,100
	Zhejiang Longsheng Group Co. Ltd. Class A	501,600	1,099
	Shenghe Resources Holding Co. Ltd. Class A	285,100	1,095
*	Chongqing Afari Technology Co. Ltd. Class A	717,600	1,094

		Shares	Market Value ($000)
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	399,743	1,093
	Han's Laser Technology Industry Group Co. Ltd. Class A	157,200	1,091
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	1,530,100	1,089
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	243,390	1,084
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,274,300	1,083
	Hainan Airport Infrastructure Co. Ltd. Class A	1,680,223	1,083
	Changjiang Securities Co. Ltd. Class A	868,686	1,082
*	Maanshan Iron & Steel Co. Ltd. Class H	3,112,000	1,076
	SooChow Securities Co. Ltd. Class A	776,206	1,069
	COSCO SHIPPING Development Co. Ltd. Class H	7,512,713	1,068
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	438,620	1,065
	Zheshang Securities Co. Ltd. Class A	689,600	1,062
	Wangsu Science & Technology Co. Ltd. Class A	445,600	1,060
	Shanghai Baosight Software Co. Ltd. Class A	322,200	1,059
	Yealink Network Technology Corp. Ltd. Class A	191,595	1,058
	ACM Research Shanghai Inc. Class A	38,953	1,055
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	1,053
	Beijing New Building Materials plc Class A	262,096	1,052
	Citic Pacific Special Steel Group Co. Ltd. Class A	445,053	1,050
	Isoftstone Information Technology Group Co. Ltd. Class A	151,900	1,048
*	China Vanke Co. Ltd. Class A	1,490,500	1,047
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	83,500	1,041
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	114,700	1,038
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	256,260	1,037
	SG Micro Corp. Class A (XSHE)	95,357	1,036
	Shandong Sun Paper Industry JSC Ltd. Class A	426,400	1,031
	GEM Co. Ltd. Class A	798,998	1,031
	Pharmaron Beijing Co. Ltd. Class A	239,878	1,024
	Haohua Chemical Science & Technology Co. Ltd. Class A	190,700	1,020
	BOE Technology Group Co. Ltd. Class B	2,495,715	1,018
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	877,618	1,017
	Mango Excellent Media Co. Ltd. Class A	276,629	1,013
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	255,788	1,013
	Dongxing Securities Co. Ltd. Class A	506,792	1,013
	Caitong Securities Co. Ltd. Class A	756,077	1,013
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	407,044	1,013
*	Seazen Holdings Co. Ltd. Class A	394,797	1,005
	Hangzhou Tigermed Consulting Co. Ltd. Class A	110,729	1,004
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	179,020	1,003
	Beijing Jingneng Clean Energy Co. Ltd. Class H	3,358,579	1,002
	Sichuan Changhong Electric Co. Ltd. Class A	713,100	1,000
	Hengyi Petrochemical Co. Ltd. Class A	574,400	998
*	Hopson Development Holdings Ltd.	2,211,947	985
*	CCOOP Group Co. Ltd. Class A	2,811,600	983
	Hangzhou First Applied Material Co. Ltd. Class A	400,170	980
	Guangzhou Haige Communications Group Inc. Co. Class A	389,500	980
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	68,856	976
	China Resources Building Materials Technology Holdings Ltd.	4,461,958	975
	Haisco Pharmaceutical Group Co. Ltd. Class A	133,400	973
[2]	Angelalign Technology Inc.	110,767	972
	Huaneng Lancang River Hydropower Inc. Class A	742,700	971
	Shenzhen Kedali Industry Co. Ltd. Class A	43,500	967
	Sunwoda Electronic Co. Ltd. Class A	283,000	955
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,249,974	954
	Jiangsu Yoke Technology Co. Ltd. Class A	68,700	952
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	43,643	951
	Towngas Smart Energy Co. Ltd.	2,023,307	950
	Hunan Valin Steel Co. Ltd. Class A	1,056,100	950
	Skshu Paint Co. Ltd. Class A	115,403	944
	Guobo Electronics Co. Ltd. Class A	51,779	942
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	258,900	941
*	China National Software & Service Co. Ltd. Class A	144,797	941
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	81,786	941
	JL Mag Rare-Earth Co. Ltd. Class A	173,818	940
*	Suzhou Centec Communications Co. Ltd. Class A	42,055	938
	Shenzhen MTC Co. Ltd. Class A	671,146	936
	Ecovacs Robotics Co. Ltd. Class A	90,200	931
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	159,000	928
	Jiangsu Hoperun Software Co. Ltd. Class A	129,100	927
	Shanghai RAAS Blood Products Co. Ltd. Class A	1,022,800	927

		Shares	Market Value ($000)
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	369,150	923
	Maxscend Microelectronics Co. Ltd. Class A	81,608	918
*	Tianfeng Securities Co. Ltd. Class A	1,544,900	918
	Cathay Biotech Inc. Class A	109,770	918
*	Xinjiang Daqo New Energy Co. Ltd. Class A	262,971	917
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	117,977	915
	Imeik Technology Development Co. Ltd. Class A	45,460	914
*	Remegen Co. Ltd. Class A	62,180	914
	Jiangsu King's Luck Brewery JSC Ltd. Class A	189,006	911
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	618,585	910
	China Great Wall Securities Co. Ltd. Class A	642,400	910
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	157,300	903
*,2	CanSino Biologics Inc. Class H	199,859	902
	Guolian Minsheng Securities Co. Ltd. Class A	645,500	902
[1,2]	Blue Moon Group Holdings Ltd.	2,506,500	901
	Datang International Power Generation Co. Ltd. Class A	1,646,400	895
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	634,439	889
	Goneo Group Co. Ltd. Class A	147,773	889
	Smartsens Technology Shanghai Co. Ltd. Class A	63,856	888
	Guangshen Railway Co. Ltd. Class H	3,142,100	886
	COFCO Sugar Holding Co. Ltd. Class A	344,800	880
	Hangzhou GreatStar Industrial Co. Ltd.	177,600	880
	Shenzhen Capchem Technology Co. Ltd. Class A	120,640	880
*,2	BAIC Motor Corp. Ltd. Class H	3,714,436	879
*	BeOne Medicines Ltd. Class A	22,010	878
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	90,100	877
	BOC International China Co. Ltd. Class A	447,600	875
	Shenergy Co. Ltd. Class A	728,600	873
	Ningbo Joyson Electronic Corp. Class A	216,900	873
	New Hope Liuhe Co. Ltd. Class A	669,600	871
	Guangzhou Automobile Group Co. Ltd. Class A	762,930	869
	Beijing Tong Ren Tang Co. Ltd. Class A	198,686	867
	Changchun High-Tech Industry Group Co. Ltd. Class A	62,782	866
	Hoshine Silicon Industry Co. Ltd. Class A	121,200	866
	Bank of Changsha Co. Ltd. Class A	614,000	862
*	Talkweb Information System Co. Ltd. Class A	188,700	857
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	188,400	857
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	43,100	856
	Guanghui Energy Co. Ltd. Class A	1,058,200	855
*	Trina Solar Co. Ltd. Class A	316,234	854
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	737,214	848
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	430,650	846
*	Yonghui Superstores Co. Ltd. Class A	1,331,900	844
	Youngor Group Co. Ltd. Class A	794,900	841
	Ningbo Orient Wires & Cables Co. Ltd. Class A	105,674	841
	Zhejiang Crystal-Optech Co. Ltd. Class A	244,996	840
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	797,920	839
*	JA Solar Technology Co. Ltd. Class A	515,989	839
[1,2]	Everbright Securities Co. Ltd. Class H	734,070	835
	Canmax Technologies Co. Ltd. Class A	126,120	835
	GalaxyCore Inc. Class A	356,844	827
	Nanjing Iron & Steel Co. Ltd. Class A	986,500	826
	China Railway Signal & Communication Corp. Ltd. Class A	1,043,519	826
	Beijing Roborock Technology Co. Ltd. Class A	40,261	826
	Bank of Suzhou Co. Ltd. Class A	693,860	822
	Perfect World Co. Ltd. Class A	302,200	819
	Oriental Pearl Group Co. Ltd. Class A	499,400	816
	Sinolink Securities Co. Ltd. Class A	601,000	806
*	ASR Microelectronics Co. Ltd. Class A	63,258	806
	All Winner Technology Co. Ltd. Class A	121,926	805
	Luxi Chemical Group Co. Ltd. Class A	283,800	799
	Huaxin Building Materials Group Co. Ltd. Class A	221,600	797
*	SICC Co. Ltd. Class A	63,454	794
	Bestechnic Shanghai Co. Ltd. Class A	24,976	793
*	Shanghai Junshi Biosciences Co. Ltd. Class A	153,529	792
	Offshore Oil Engineering Co. Ltd. Class A	823,200	791
	Sun Art Retail Group Ltd.	4,005,500	790
	China Film Group Co. Ltd. Class A	308,066	788
	DHC Software Co. Ltd. Class A	564,000	786
	Shenzhen Goodix Technology Co. Ltd. Class A	67,600	785

		Shares	Market Value ($000)
	Beijing Yanjing Brewery Co. Ltd. Class A	449,200	783
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	220,000	783
	Huaibei Mining Holdings Co. Ltd. Class A	433,200	782
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	129,311	782
*	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	577,375	781
	Glarun Technology Co. Ltd. Class A	186,800	780
	Lepu Medical Technology Beijing Co. Ltd. Class A	301,800	777
	Juneyao Airlines Co. Ltd. Class A	358,518	775
	China Zhenhua Group Science & Technology Co. Ltd. Class A	98,200	770
	Thunder Software Technology Co. Ltd. Class A	71,100	770
	Jiangsu Financial Leasing Co. Ltd. Class A	838,100	768
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	494,438	766
	Western Securities Co. Ltd. Class A	662,694	763
*	Amlogic Shanghai Co. Ltd. Class A	60,336	762
	Weihai Guangwei Composites Co. Ltd. Class A	132,420	761
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,384,100	760
	Guoyuan Securities Co. Ltd. Class A	631,751	759
	CITIC Heavy Industries Co. Ltd. Class A	691,700	756
	Sunresin New Materials Co. Ltd. Class A	78,000	754
	Do-Fluoride New Materials Co. Ltd. Class A	180,620	753
*	Wintime Energy Group Co. Ltd. Class A	3,091,400	752
*	Angang Steel Co. Ltd. Class H	2,898,568	751
	Hisense Visual Technology Co. Ltd. Class A	210,100	751
	Cinda Securities Co. Ltd. Class A	296,400	750
	Angel Yeast Co. Ltd. Class A	124,200	748
*	Chengxin Lithium Group Co. Ltd. Class A	146,500	747
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	216,846	745
*	Quzhou Xin'an Development Co. Ltd. Class A	1,399,000	745
	G-bits Network Technology Xiamen Co. Ltd. Class A	11,400	745
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	445,100	743
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	543,600	740
	Ginlong Technologies Co. Ltd. Class A	61,714	737
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	91,200	736
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	1,924,289	734
	Oppein Home Group Inc. Class A	82,851	731
	Xiamen C & D Inc. Class A	531,000	729
	Xinfengming Group Co. Ltd. Class A	241,700	726
	AECC Aero-Engine Control Co. Ltd. Class A	206,400	725
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	212,400	723
*	Xiangcai Co. Ltd. Class A	456,700	722
	Hongta Securities Co. Ltd. Class A	612,400	720
	Asymchem Laboratories Tianjin Co. Ltd. Class A	50,440	719
*	Guosheng Securities Inc. Class A	304,200	717
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	715
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	183,400	712
	Meihua Holdings Group Co. Ltd. Class A	449,300	712
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	157,477	706
	Beijing Tiantan Biological Products Corp. Ltd. Class A	294,760	706
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	245,200	705
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	319,000	705
	Beijing Sinnet Technology Co. Ltd. Class A	319,800	704
	Xuji Electric Co. Ltd. Class A	163,600	703
*	Flat Glass Group Co. Ltd. Class A	303,195	703
	CNOOC Energy Technology & Services Ltd. Class A	1,082,200	701
	Jiangsu Yangnong Chemical Co. Ltd. Class A	60,580	701
	Beijing Jingneng Power Co. Ltd. Class A	921,700	701
	China Oilfield Services Ltd. Class A	292,289	697
	Goke Microelectronics Co. Ltd. Class A	34,200	697
	Inner Mongolia Berun Chemical Co. Ltd. Class A	572,200	696
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	992,400	696
[1,2]	Joinn Laboratories China Co. Ltd. Class H	223,663	696
	Beijing Easpring Material Technology Co. Ltd. Class A	84,100	693
	Zhejiang Hailiang Co. Ltd. Class A	329,100	690
	Keda Industrial Group Co. Ltd. Class A	270,600	689
	Beijing Ultrapower Software Co. Ltd. Class A	390,600	688
	GRG Banking Equipment Co. Ltd. Class A	371,287	687
	Beijing Shiji Information Technology Co. Ltd. Class A	373,015	685
	Nanjing Securities Co. Ltd. Class A	594,200	680
*	NavInfo Co. Ltd. Class A	445,996	678
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	677

		Shares	Market Value ($000)
*	Ningbo Shanshan Co. Ltd. Class A	365,500	677
	APT Medical Inc. Class A	20,271	677
	Baimtec Material Co. Ltd. Class A	70,621	677
*	OFILM Group Co. Ltd. Class A	479,400	673
	Dong-E-E-Jiao Co. Ltd. Class A	92,000	670
	Heilongjiang Agriculture Co. Ltd. Class A	266,300	670
	Hubei Energy Group Co. Ltd. Class A	1,008,108	669
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	109,534	669
	China TransInfo Technology Co. Ltd. Class A	376,100	667
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	610,800	667
	Huaan Securities Co. Ltd. Class A	648,700	667
*	Tsinghua Tongfang Co. Ltd. Class A	497,600	667
	Newland Digital Technology Co. Ltd. Class A	169,699	666
	Shanghai Moons' Electric Co. Ltd. Class A	66,300	665
	Wuxi Autowell Technology Co. Ltd. Class A	48,123	659
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	874,400	657
	Sinoma International Engineering Co. Class A	400,000	657
	Intco Medical Technology Co. Ltd. Class A	108,910	656
[1]	Central China Securities Co. Ltd. Class H	2,314,621	655
	Zhefu Holding Group Co. Ltd. Class A	935,000	654
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	332,900	651
	Sichuan Yahua Industrial Group Co. Ltd. Class A	183,000	650
*,1	Sinopec Oilfield Service Corp. Class H	5,208,803	649
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	643,140	646
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	164,620	645
*	Hangzhou Iron & Steel Co. Class A	495,900	644
	Shenzhen Energy Group Co. Ltd. Class A	651,220	637
	Bethel Automotive Safety Systems Co. Ltd. Class A	85,680	636
	Shanghai Lingang Holdings Corp. Ltd. Class A	376,288	636
	YongXing Special Materials Technology Co. Ltd. Class A	88,710	636
	First Capital Securities Co. Ltd. Class A	636,700	635
	Shanghai Construction Group Co. Ltd. Class A	1,474,000	632
*	3peak Inc. Class A	21,687	631
*,2	China Bohai Bank Co. Ltd. Class H	5,405,083	630
	Zhejiang Dingli Machinery Co. Ltd. Class A	77,654	629
*	Shenzhen Infogem Technologies Co. Ltd. Class A	113,088	628
	Huali Industrial Group Co. Ltd. Class A	90,598	628
	Capital Securities Co. Ltd. Class A	243,400	627
*	Qi An Xin Technology Group Inc. Class A	116,523	623
	Qingdao TGOOD Electric Co. Ltd. Class A	160,300	620
*	China Rare Earth Nonferrous Metals Co. Ltd. Class A	55,000	620
	Shenzhen Huaqiang Industry Co. Ltd. Class A	164,300	618
*	AVIC Chengdu UAS Co. Ltd. Class A	88,264	617
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	241,860	611
	SPIC Industry-Finance Holdings Co. Ltd. Class A	652,200	611
	People.cn Co. Ltd. Class A	173,281	609
	Wuchan Zhongda Group Co. Ltd. Class A	722,000	607
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	201,700	606
	Anhui Yingjia Distillery Co. Ltd. Class A	103,200	603
*	Far East Smarter Energy Co. Ltd. Class A	347,300	603
	Hualan Biological Engineering Inc. Class A	267,864	602
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	204,800	602
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	144,756	602
	Winning Health Technology Group Co. Ltd. Class A	376,080	598
	TangShan Port Group Co. Ltd. Class A	970,529	598
*	North Industries Group Red Arrow Co. Ltd. Class A	218,900	594
*	Ninestar Corp. Class A	195,225	594
	State Grid Yingda Co. Ltd. Class A	617,606	593
	China Southern Power Grid Energy Storage Co. Ltd. Class A	303,800	592
*	Zhejiang Yongtai Technology Co. Ltd. Class A	160,115	590
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	139,398	589
	Southwest Securities Co. Ltd. Class A	893,700	589
	HLA Group Corp. Ltd. Class A	666,353	588
	AVICOPTER plc Class A	111,300	586
*	J-Yuan Trust Co. Ltd. Class A	1,420,900	586
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	403,400	586
	Ruijie Networks Co. Ltd. Class A	50,540	586
	Tian Di Science & Technology Co. Ltd. Class A	673,800	585
*	MGI Tech Co. Ltd. Class A	62,452	585
	Hesteel Co. Ltd. Class A	1,613,978	581

		Shares	Market Value ($000)
*	Kangmei Pharmaceutical Co. Ltd. Class A	2,127,500	581
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	379,000	578
*	Maanshan Iron & Steel Co. Ltd. Class A	959,100	577
	Jason Furniture Hangzhou Co. Ltd. Class A	113,230	577
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	21,586	574
	Huaxi Securities Co. Ltd. Class A	432,000	573
	Beijing Shougang Co. Ltd. Class A	702,400	570
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	339,200	570
	iRay Group Class A	33,438	570
	Guangzhou Baiyun International Airport Co. Ltd. Class A	411,900	567
	Joinn Laboratories China Co. Ltd. Class A	103,428	566
	Shanghai M&G Stationery Inc. Class A	141,500	564
	Eastern Air Logistics Co. Ltd. Class A	210,498	563
	StarPower Semiconductor Ltd. Class A	35,280	562
*	Pacific Securities Co. Ltd. Class A	928,800	561
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	2,044,864	556
	Jointown Pharmaceutical Group Co. Ltd. Class A	713,484	546
	China Baoan Group Co. Ltd. Class A	393,700	544
*	Siasun Robot & Automation Co. Ltd. Class A	217,920	544
	Sealand Securities Co. Ltd. Class A	886,140	543
*	Sinopec Oilfield Service Corp. Class A	1,105,400	543
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	37,400	542
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	94,697	538
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	143,500	538
*	Grandjoy Holdings Group Co. Ltd. Class A	954,388	537
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	157,500	536
	China International Marine Containers Group Co. Ltd. Class A	385,540	535
	Fujian Funeng Co. Ltd. Class A	407,340	534
	China National Medicines Corp. Ltd. Class A	127,500	533
	BBMG Corp. Class H	5,067,085	532
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	234,719	532
	Weifu High-Technology Group Co. Ltd. Class B	284,162	529
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	1,191,290	528
	Liaoning Port Co. Ltd. Class A	2,183,500	528
*,1	Shenzhen Investment Ltd.	4,731,151	527
	Yonfer Agricultural Technology Co. Ltd. Class A	209,300	527
	COSCO SHIPPING Development Co. Ltd. Class A	1,377,840	527
	Fangda Carbon New Material Co. Ltd. Class A	638,316	526
*	Wanda Film Holding Co. Ltd. Class A	308,599	526
	Shandong Humon Smelting Co. Ltd. Class A	181,876	521
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	80,300	521
	CITIC Metal Co. Ltd. Class A	244,200	521
	Chongqing Brewery Co. Ltd. Class A	69,400	520
	Minmetals Capital Co. Ltd. Class A	626,100	519
	CETC Cyberspace Security Technology Co. Ltd. Class A	185,898	515
	Anjoy Foods Group Co. Ltd. Class A	40,100	515
	Caida Securities Co. Ltd. Class A	523,000	515
	China Merchants Port Group Co. Ltd. Class A	181,200	513
	Shandong Linglong Tyre Co. Ltd. Class A	236,200	512
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	177,372	511
	Livzon Pharmaceutical Group Inc. Class A	101,400	510
*	Tianma Microelectronics Co. Ltd. Class A	364,666	509
	Hisense Home Appliances Group Co. Ltd. Class A	148,100	509
	Guangxi Liugong Machinery Co. Ltd. Class A	309,100	506
	Xiamen Faratronic Co. Ltd. Class A	32,300	505
	Sinotrans Ltd. Class A	584,900	503
*	Minmetals New Energy Materials Hunan Co. Ltd.	350,249	503
*	BAIC Foton Motor Co. Ltd. Class A	1,175,000	499
	Taiji Computer Corp. Ltd. Class A	142,998	498
	Lakala Payment Co. Ltd. Class A	131,500	498
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	219,220	496
	Shaanxi Energy Investment Co. Ltd. Class A	344,100	496
	Jiangsu Pacific Quartz Co. Ltd.Class A	86,600	495
*	Shanxi Meijin Energy Co. Ltd. Class A	674,800	491
	AIMA Technology Group Co. Ltd. Class A	115,200	490
	Shandong Hi-speed Co. Ltd. Class A	338,700	489
	Jiangsu Expressway Co. Ltd. Class A	281,675	487
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	67,700	486
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	124,700	486
	Aisino Corp. Class A	336,600	486

		Shares	Market Value ($000)
	Songcheng Performance Development Co. Ltd. Class A	394,720	485
	Qingdao Port International Co. Ltd. Class A	352,500	483
	BBMG Corp. Class A	1,730,200	483
	Sany Renewable Energy Co. Ltd. Class A	129,163	483
	Levima Advanced Materials Corp. Class A	156,800	481
	CSG Holding Co. Ltd. Class B	2,197,752	479
	Bloomage Biotechnology Corp. Ltd. Class A	73,873	477
	Beijing Jetsen Technology Co. Ltd. Class A	545,800	476
	Shenzhen SED Industry Co. Ltd. Class A	159,100	476
	Jizhong Energy Resources Co. Ltd. Class A	588,803	474
*	Angang Steel Co. Ltd. Class A	1,249,900	474
*	Greenland Holdings Corp. Ltd. Class A	1,993,300	471
*	IRICO Display Devices Co. Ltd. Class A	485,500	470
	YUNDA Holding Group Co. Ltd. Class A	473,970	468
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	158,892	467
	Zhongshan Public Utilities Group Co. Ltd. Class A	261,500	465
	Shanxi Securities Co. Ltd. Class A	533,990	465
*	GoodWe Technologies Co. Ltd. Class A	38,276	464
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	105,617	463
	Beijing Dabeinong Technology Group Co. Ltd. Class A	701,200	462
	Apeloa Pharmaceutical Co. Ltd. Class A	174,800	462
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	460
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,261,800	460
	Autel Intelligent Technology Corp. Ltd. Class A	91,408	460
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	977,900	459
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	210,600	457
	An Hui Wenergy Co. Ltd. Class A	390,900	456
	Jinyu Bio-Technology Co. Ltd. Class A	175,100	455
	Zhuzhou Kibing Group Co. Ltd. Class A	450,000	454
	BTG Hotels Group Co. Ltd. Class A	182,796	452
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	307,247	451
	Sichuan New Energy Power Co. Ltd. Class A	252,100	451
	Guangzhou Development Group Inc. Class A	438,700	451
	Bank of Qingdao Co. Ltd. Class A	598,480	450
	Keboda Technology Co. Ltd. Class A	44,796	449
	Transfar Zhilian Co. Ltd. Class A	467,400	449
	Guangdong Electric Power Development Co. Ltd. Class B	1,771,491	447
*	Hytera Communications Corp. Ltd. Class A	285,300	445
	Xi'An Shaangu Power Co. Ltd. Class A	289,900	445
	Chengdu Xingrong Environment Co. Ltd. Class A	420,805	443
	Zhejiang Supor Co. Ltd. Class A	70,976	441
*	GCL System Integration Technology Co. Ltd. Class A	932,600	441
	Sichuan Swellfun Co. Ltd. Class A	73,600	441
	Hangzhou Robam Appliances Co. Ltd. Class A	145,600	440
*	Ourpalm Co. Ltd. Class A	505,700	440
	Shanxi Coal International Energy Group Co. Ltd. Class A	270,600	439
*	Vanchip Tianjin Technology Co. Ltd. Class A	75,165	436
	Beijing Originwater Technology Co. Ltd. Class A	750,600	435
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	242,900	435
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	350,200	433
	Shanghai Huayi Group Co. Ltd. Class A	298,700	432
	Betta Pharmaceuticals Co. Ltd. Class A	63,500	431
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	625,892	430
	Qingdao Hanhe Cable Co. Ltd. Class A	583,495	430
	China Meheco Group Co. Ltd. Class A	275,020	430
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	681,930	428
	Tasly Pharmaceutical Group Co. Ltd. Class A	197,000	428
	Autobio Diagnostics Co. Ltd. Class A	80,965	427
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	578,400	426
	Bank of Guiyang Co. Ltd. Class A	508,200	425
	Leyard Optoelectronic Co. Ltd. Class A	419,800	424
	Dongguan Yiheda Automation Co. Ltd. Class A	108,720	424
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	30,100	424
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	140,400	423
	Northeast Securities Co. Ltd. Class A	324,100	423
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	161,300	423
	Topchoice Medical Corp. Class A	63,556	421
*	BGI Genomics Co. Ltd. Class A	57,791	421
	Xizang Zhufeng Resources Co. Ltd. Class A	156,100	420
	China Railway Hi-tech Industry Co. Ltd. Class A	348,500	419

		Shares	Market Value ($000)
	Shanghai Tunnel Engineering Co. Ltd. Class A	427,444	417
	Yili Chuanning Biotechnology Co. Ltd. Class A	267,000	417
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	543,652	416
	By-health Co. Ltd. Class A	237,266	416
	FAW Jiefang Group Co. Ltd. Class A	417,386	416
	Winner Medical Co. Ltd. Class A	81,640	416
	Baoji Titanium Industry Co. Ltd. Class A	75,823	416
*	Farasis Energy Gan Zhou Co. Ltd. Class A	197,516	414
	Anhui Kouzi Distillery Co. Ltd. Class A	97,300	412
	China Southern Power Grid Technology Co. Ltd. Class A	55,046	412
	China South Publishing & Media Group Co. Ltd. Class A	258,821	411
	Qingdao Rural Commercial Bank Corp. Class A	907,900	410
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	268,900	410
*	Hongyuan Green Energy Co. Ltd. Class A	102,500	410
	Shenzhen Senior Technology Material Co. Ltd. Class A	204,200	407
	Shenzhen Agricultural Power Group Co. Ltd. Class A	290,900	406
	Beijing United Information Technology Co. Ltd. Class A	104,255	406
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	406
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	62,950	406
	Zhejiang HangKe Technology Inc. Co. Class A	93,351	405
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	42,100	404
	Longshine Technology Group Co. Ltd. Class A	161,400	402
	Neusoft Corp. Class A	266,800	402
	Kaishan Group Co. Ltd. Class A	163,044	400
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	148,100	400
	Visual China Group Co. Ltd. Class A	105,400	398
	Sinosoft Co. Ltd. Class A	141,448	398
	Gambol Pet Group Co. Ltd. Class A	41,600	398
	Fujian Sunner Development Co. Ltd. Class A	160,100	397
	Walvax Biotechnology Co. Ltd. Class A	218,600	397
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	397
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	394
	CECEP Solar Energy Co. Ltd. Class A	509,880	394
	Anhui Anke Biotechnology Group Co. Ltd. Class A	269,028	389
	Luxin Venture Capital Group Co. Ltd. Class A	116,000	388
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	174,371	387
	CECEP Wind-Power Corp. Class A	864,890	385
	JiuGui Liquor Co. Ltd. Class A	47,100	384
*	Offcn Education Technology Co. Ltd. Class A	945,400	383
	STO Express Co. Ltd. Class A	207,099	383
	Triangle Tyre Co. Ltd. Class A	171,400	381
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	424,400	380
	Zhejiang Huace Film & Television Co. Ltd. Class A	284,600	379
	Guangshen Railway Co. Ltd. Class A	841,100	379
	Hefei Meiya Optoelectronic Technology Inc. Class A	128,210	378
*	Easyhome New Retail Group Co. Ltd.Class A	845,400	378
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	62,700	378
[3]	Hainan Mining Co. Ltd. Class A	210,600	378
	Hangzhou Shunwang Technology Co. Ltd. Class A	100,300	375
	Xiamen Intretech Inc. Class A	130,080	375
	Shaanxi International Trust Co. Ltd. Class A	726,100	374
*	TianShan Material Co. Ltd. Class A	459,500	374
*	Digital China Information Service Co. Ltd. Class A	161,000	373
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	166,991	373
	Shanghai Awinic Technology Co. Ltd. Class A	31,562	373
	Shandong Pharmaceutical Glass Co. Ltd. Class A	125,700	370
	Shenzhen Airport Co. Ltd. Class A	354,216	369
	Chinalin Securities Co. Ltd. Class A	141,500	369
	Shede Spirits Co. Ltd. Class A	44,800	363
*	Sinochem International Corp. Class A	539,800	363
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	160,322	361
	Tianneng Battery Group Co. Ltd. Class A	73,990	361
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	174,783	360
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	234,800	355
	Shenzhen Aisidi Co. Ltd. Class A	192,100	354
	C&S Paper Co. Ltd. Class A	301,600	354
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	299,972	354
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	144,300	353
	Pylon Technologies Co. Ltd. Class A	40,436	353
	Weifu High-Technology Group Co. Ltd. Class A	113,700	350

		Shares	Market Value ($000)
*	Jihua Group Corp. Ltd. Class A	734,100	350
	ORG Technology Co. Ltd. Class A	414,500	349
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	122,500	348
	Inmyshow Digital Technology Group Co. Ltd. Class A	318,200	348
	Central China Securities Co. Ltd. Class A	549,200	346
	CSSC Science & Technology Co. Ltd. Class A	208,600	345
	Green Development Electricity Group of Tianjin Co. Ltd. Class A	283,100	344
	Liaoning Cheng Da Co. Ltd. Class A	190,500	343
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	342
	Bank of Xi'an Co. Ltd. Class A	634,000	342
	Guangzhou Wondfo Biotech Co. Ltd. Class A	110,660	341
	Harbin Boshi Automation Co. Ltd. Class A	142,800	338
	Jointo Energy Investment Co. Ltd. Hebei Class A	269,600	338
	Wangfujing Group Co. Ltd. Class A	162,000	338
	Shanghai Bailian Group Co. Ltd. Class A	256,600	338
	Shanghai Environment Group Co. Ltd. Class A	272,292	336
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	363,800	336
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	220,460	335
	Sichuan Teway Food Group Co. Ltd. Class A	174,744	333
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	504,780	332
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	253,800	331
	China National Accord Medicines Corp. Ltd. Class B	183,959	330
	Eternal Asia Supply Chain Management Ltd. Class A	378,500	330
	Jiangsu Cnano Technology Co. Ltd. Class A	49,947	330
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	241,527	329
	Zhejiang Runtu Co. Ltd. Class A	181,405	328
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	32,480	328
	Jiangsu Xukuang Energy Co. Ltd. Class A	478,700	327
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	170,690	326
*	Wonders Information Co. Ltd. Class A	330,100	320
	Dian Diagnostics Group Co. Ltd. Class A	92,200	317
	Zhejiang Semir Garment Co. Ltd. Class A	396,800	317
	Air China Cargo Co. Ltd. Class A	370,795	317
	Shanghai SMI Holding Co. Ltd. Class A	414,500	316
*	Alpha Group Class A	233,900	315
	Luolai Lifestyle Technology Co. Ltd. Class A	209,300	315
	Xiamen ITG Group Corp. Ltd. Class A	308,000	310
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	275,400	310
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	310
*	Jiangxi Special Electric Motor Co. Ltd. Class A	232,600	310
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	39,372	308
	Guangzhou Port Co. Ltd. Class A	600,100	308
	Yifan Pharmaceutical Co. Ltd. Class A	174,100	305
	Jafron Biomedical Co. Ltd. Class A	105,984	305
*	Gemdale Corp. Class A	649,600	304
	Shandong Publishing & Media Co. Ltd. Class A	229,800	304
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	302
	Jiangsu Guoxin Corp. Ltd. Class A	272,245	302
	Skyworth Digital Co. Ltd. Class A	180,300	301
	Bluestar Adisseo Co. Class A	218,300	301
	China National Accord Medicines Corp. Ltd. Class A	79,910	300
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	220,300	298
	Lao Feng Xiang Co. Ltd. Class A	44,969	297
*	Polaris Bay Group Co. Ltd. Class A	304,100	297
	Guangxi Guiguan Electric Power Co. Ltd. Class A	243,360	293
	Suofeiya Home Collection Co. Ltd. Class A	135,100	289
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	438,300	289
	Shanghai Jahwa United Co. Ltd. Class A	95,000	286
	Valiant Co. Ltd. Class A	115,600	284
	Youngy Co. Ltd. Class A	36,300	284
*	China Enterprise Co. Ltd. Class A	666,255	283
	Zhejiang Medicine Co. Ltd. Class A	131,900	283
	Double Medical Technology Inc. Class A	38,300	282
	Camel Group Co. Ltd. Class A	206,570	282
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	281
	Titan Wind Energy Suzhou Co. Ltd. Class A	247,600	280
	CSG Holding Co. Ltd. Class A	416,900	279
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	279
	Shenzhen Gas Corp. Ltd. Class A	281,300	279
	OPT Machine Vision Tech Co. Ltd. Class A	16,155	279

		Shares	Market Value ($000)
	Micro-Tech Nanjing Co. Ltd. Class A	24,211	278
	China World Trade Center Co. Ltd. Class A	93,200	275
	Ovctek China Inc. Class A	120,520	274
	Tianjin Port Co. Ltd. Class A	394,636	274
	Laobaixing Pharmacy Chain JSC Class A	121,790	269
	Bank of Zhengzhou Co. Ltd. Class A	978,341	269
	Bright Dairy & Food Co. Ltd. Class A	234,200	269
	Yangling Metron New Material Inc. Class A	110,460	269
	Suzhou Nanomicro Technology Co. Ltd. Class A	66,261	269
	DongFeng Automobile Co. Ltd. Class A	270,200	269
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	104,394	268
	Beijing Gehua CATV Network Co. Ltd. Class A	227,500	268
*	Oriental Energy Co. Ltd. Class A	214,100	266
	BBMG Jidong Cement Group Co. Ltd. Class A	365,900	263
*	Youzu Interactive Co. Ltd. Class A	151,300	263
*	Porton Pharma Solutions Ltd. Class A	73,195	257
*	KingClean Electric Co. Ltd. Class A	55,014	256
	Hoymiles Power Electronics Inc. Class A	17,184	255
	Zhejiang Wanliyang Co. Ltd. Class A	177,600	253
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	316,700	249
*	Shenzhen Dynanonic Co. Ltd. Class A	41,632	248
*	Hunan Corun New Energy Co. Ltd. Class A	246,100	248
	Fushun Special Steel Co. Ltd. Class A	263,500	248
	Chongqing Department Store Co. Ltd. Class A	69,200	245
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	157,100	244
	Anhui Expressway Co. Ltd. Class A	117,100	243
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	108,500	242
	CMST Development Co. Ltd. Class A	284,100	242
	Guangdong Electric Power Development Co. Ltd. Class A	341,100	240
*	Huaihe Energy Group Co. Ltd. Class A	487,400	240
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	239
	Harbin Hatou Investment Co. Ltd. Class A	253,629	238
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	237
	Shanghai Huayi Group Co. Ltd. Class B	421,647	235
	Jiangsu Linyang Energy Co. Ltd. Class A	282,500	234
*	Guangdong Golden Dragon Development Inc. Class A	136,800	233
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	70,706	233
	Sansure Biotech Inc. Class A	79,534	233
	Huafa Industrial Co. Ltd. Zhuhai Class A	378,200	232
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	835,400	232
*	LianChuang Electronic Technology Co. Ltd. Class A	145,110	231
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	285,400	231
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	572,100	231
	Dongguan Development Holdings Co. Ltd. Class A	145,600	230
*	Greattown Holdings Ltd. Class A	316,500	228
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	166,200	226
	Huaxia Eye Hospital Group Co. Ltd. Class A	83,700	225
	Rizhao Port Co. Ltd. Class A	491,500	224
	Toly Bread Co. Ltd. Class A	281,854	223
*	Montnets Cloud Technology Group Co. Ltd. Class A	132,300	222
	Luenmei Quantum Co. Ltd. Class A	219,200	222
	Shandong Denghai Seeds Co. Ltd. Class A	135,400	220
	Anhui Xinhua Media Co. Ltd. Class A	220,000	219
	Suzhou Anjie Technology Co. Ltd. Class A	109,000	218
	Three Squirrels Inc. Class A	63,100	217
	Chongqing Water Group Co. Ltd. Class A	330,700	217
	Eyebright Medical Technology Beijing Co. Ltd. Class A	24,993	217
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	335,800	216
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	408,600	213
*	Red Star Macalline Group Corp. Ltd. Class A	562,080	213
	Yuneng Technology Co. Ltd. Class A	27,360	213
*	CanSino Biologics Inc. Class A	21,457	212
	Huapont Life Sciences Co. Ltd. Class A	257,600	208
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	136,900	207
	Topsec Technologies Group Inc. Class A	163,600	206
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	316,800	206
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	205
	Maccura Biotechnology Co. Ltd. Class A	116,100	203
	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	203
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	464,100	202

		Shares	Market Value ($000)
*	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	200
*	Fujian Kuncai Material Technology Co. Ltd. Class A	84,980	200
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	199
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	157,700	199
	China West Construction Group Co. Ltd. Class A	221,300	193
	Jiangling Motors Corp. Ltd. Class A	74,254	193
	Guangdong South New Media Co. Ltd. Class A	29,300	193
*	Chongqing Taiji Industry Group Co. Ltd. Class A	75,800	191
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	55,300	190
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	188
*	Daan Gene Co. Ltd. Class A	192,016	182
	Huabao Flavours & Fragrances Co. Ltd. Class A	64,200	178
	Guangdong Marubi Biotechnology Co. Ltd. Class A	38,489	175
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	48,600	172
*	XGimi Tech Co. Ltd. Class A	12,751	172
	North China Pharmaceutical Co. Ltd. Class A	203,500	166
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	165
	Shenzhen Expressway Corp. Ltd. Class A	126,300	165
	Zhejiang Construction Investment Group Co. Ltd. Class A	132,300	164
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	72,700	163
*	Cinda Real Estate Co. Ltd. Class A	318,983	158
*	Shanying International Holding Co. Ltd. Class A	647,200	154
	Qinhuangdao Port Co. Ltd. Class A	294,000	153
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	315,000	152
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	409,000	151
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	150
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	342,000	149
*	Financial Street Holdings Co. Ltd. Class A	360,690	147
	NanJi E-Commerce Co. Ltd. Class A	314,099	145
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	145
	Joyoung Co. Ltd. Class A	95,700	144
	Opple Lighting Co. Ltd. Class A	47,874	140
	China Animal Husbandry Industry Co. Ltd. Class A	118,000	139
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	136
*	Shanghai AJ Group Co. Ltd. Class A	189,933	136
*	Liuzhou Iron & Steel Co. Ltd. Class A	169,100	130
	Autohome Inc. Class A	22,173	124
*	ADAMA Ltd. Class A	134,900	121
*,2	Red Star Macalline Group Corp. Ltd. Class H	43,082	7
*,3	Yango Group Co. Ltd. Class A	522,797	—
*,3	Tunghsu Optoelectronic Technology Co. Ltd. Class A	644,900	—
*,3	China Grand Automotive Services Group Co. Ltd. Series A	1,009,400	—
			7,252,574
Colombia (0.1%)
	Grupo Cibest SA ADR	240,488	19,636
	Interconexion Electrica SA ESP	938,418	7,691
	Cementos Argos SA	1,238,262	4,629
	Ecopetrol SA	5,689,719	3,540
[1]	Ecopetrol SA ADR	226,475	2,847
			38,343
Czech Republic (0.0%)
	CEZ A/S	305,864	17,587
	Komercni banka A/S	173,506	10,514
[2]	Moneta Money Bank A/S	559,234	5,613
	Colt CZ Group SE	35,067	1,422
			35,136
Denmark (1.1%)
	Novo Nordisk A/S Class B	7,100,106	421,599
	DSV A/S	424,642	119,403
	Danske Bank A/S	1,396,326	71,140
	Vestas Wind Systems A/S	2,243,187	67,994
	Novonesis (Novozymes) B Class B	773,392	47,388
*	Genmab A/S	137,199	44,697
	Carlsberg A/S Class B	201,279	27,364
	Coloplast A/S Class B	297,998	25,403
*,2	Orsted A/S	1,023,505	23,024
[1]	AP Moller - Maersk A/S Class B	8,807	21,777
	Tryg A/S	677,016	16,454
	AP Moller - Maersk A/S Class A	5,838	14,316

		Shares	Market Value ($000)
	Pandora A/S	167,523	13,560
*	Demant A/S	179,260	6,275
	ROCKWOOL A/S Class B	178,205	6,018
	H Lundbeck A/S	561,317	3,763
	H Lundbeck A/S Class A	124,308	726
			930,901
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	5,536,484	15,782
Finland (0.7%)
	Nordea Bank Abp	5,225,418	100,824
	Nokia OYJ	11,160,813	71,886
	Sampo OYJ Class A (XHEL)	5,505,339	61,397
	Kone OYJ Class B	692,956	49,799
	Wartsila OYJ Abp	1,009,721	40,934
	Nordea Bank Abp (XHEL)	2,009,754	38,829
	UPM-Kymmene OYJ	1,157,346	31,929
	Metso OYJ	1,533,007	29,972
	Neste OYJ	908,892	23,218
	Fortum OYJ	938,509	22,170
	Orion OYJ Class B	233,541	19,313
	Stora Enso OYJ Class R	1,304,426	15,017
	Kesko OYJ Class B	592,290	14,981
	Elisa OYJ	314,961	13,932
	Valmet OYJ	317,652	10,885
			545,086
France (5.8%)
	LVMH Moet Hennessy Louis Vuitton SE	568,169	366,699
	Schneider Electric SE	1,207,510	346,195
	Airbus SE	1,301,612	298,004
	TotalEnergies SE (TQEX)	4,085,536	297,136
	Safran SA	774,280	276,643
	BNP Paribas SA	2,205,923	238,532
	Sanofi SA	2,390,098	225,443
	EssilorLuxottica SA	642,000	196,257
	Hermes International SCA	75,786	182,341
	AXA SA	3,713,047	169,312
*	L'Oreal SA Loyalty Shares	348,321	160,032
	Vinci SA	1,111,285	159,786
*	Air Liquide SA Loyalty Shares	799,522	149,720
	Societe Generale SA	1,570,764	137,645
	Danone SA	1,410,426	110,521
	Cie de Saint-Gobain SA	1,006,691	99,366
	Legrand SA	561,245	89,607
	Orange SA	4,635,390	86,172
	Air Liquide SA (XPAR)	405,990	76,027
	L'Oreal SA (XPAR)	161,897	74,382
*	Engie SA Loyalty Shares	2,329,223	69,542
	Thales SA	198,773	60,849
	Cie Generale des Etablissements Michelin SCA	1,471,527	54,646
	Capgemini SE	342,936	53,285
	Publicis Groupe SA	506,770	50,651
	Veolia Environnement SA	1,342,156	50,340
	Kering SA	156,169	48,752
	Credit Agricole SA	2,063,049	44,678
	Dassault Systemes SE	1,468,977	40,404
	STMicroelectronics NV	1,430,144	40,384
	Pernod Ricard SA	424,756	37,980
	Engie SA (XPAR)	1,243,104	37,115
*	Unibail-Rodamco-Westfield	269,414	29,788
[2]	Euronext NV	198,079	27,742
	Accor SA	490,171	26,656
	Eiffage SA	168,315	24,962
	Bureau Veritas SA	768,910	24,753
*	Alstom SA	750,319	23,956
	Bouygues SA	421,567	22,787
	Rexel SA	498,946	20,909
	Carrefour SA	1,262,131	20,673
	Eurofins Scientific SE	253,243	20,486

		Shares	Market Value ($000)
	Klepierre SA	467,270	18,001
	SPIE SA	322,443	17,668
	Renault SA	417,602	15,760
	Dassault Aviation SA	39,427	14,989
*	Air Liquide SA	76,337	14,295
	Sartorius Stedim Biotech	61,904	13,834
	Getlink SE	693,145	13,720
	Ipsen SA	78,878	12,886
	SCOR SE	390,803	12,735
	Aeroports de Paris SA	87,272	11,531
[2]	Amundi SA	128,493	11,424
[2]	Ayvens SA	787,048	11,410
	BioMerieux	98,188	11,402
[1]	Edenred SE	537,021	11,248
	Gecina SA	116,625	10,712
	Bollore SE	1,565,619	8,926
	Arkema SA	131,405	7,913
	Teleperformance SE	120,055	7,755
	Covivio SA	117,540	7,509
*	Engie SA	245,035	7,316
[1]	FDJ UNITED	246,302	6,519
*	Sodexo SA ACT Loyalty Shares	114,270	5,838
	Wendel SE	54,778	5,292
*	Eurazeo SE Prime DE Fidelite	59,661	3,584
*	Engie SA	108,963	3,253
	Sodexo SA (XPAR)	60,667	3,100
*	SEB SA Loyalty Shares	31,871	1,798
	Eurazeo SE (XPAR)	22,813	1,370
	SEB SA (XPAR)	16,970	957
*	Sodexo Inc. (Prime Fidelite 2026)	6,296	322
*	SEB SA	5,052	285
*	SEB SA	2,673	151
*	Sodexo Inc.	2,234	114
			4,844,775
Germany (5.2%)
	Siemens AG (Registered)	1,635,642	494,504
	SAP SE	2,290,126	457,495
	Allianz SE (Registered)	860,176	378,754
*	Siemens Energy AG	1,654,852	281,954
	Deutsche Telekom AG (Registered)	7,734,290	259,549
	Rheinmetall AG	100,446	212,830
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	291,208	176,494
	Deutsche Bank AG (Registered)	3,945,301	155,686
	Infineon Technologies AG	2,895,399	141,534
	Bayer AG (Registered)	2,190,817	115,876
	Deutsche Post AG	2,057,633	115,080
	Mercedes-Benz Group AG	1,682,304	114,976
	BASF SE	1,989,203	107,843
	E.ON SE	4,940,465	104,786
	Deutsche Boerse AG	409,692	103,744
	RWE AG	1,482,054	94,116
	Heidelberg Materials AG	280,559	76,837
	Bayerische Motoren Werke AG (XETR)	648,407	66,773
	adidas AG	371,401	65,851
	Commerzbank AG	1,500,045	61,659
	Daimler Truck Holding AG	1,131,985	54,809
	MTU Aero Engines AG	119,851	53,283
	Fresenius SE & Co. KGaA	916,839	51,286
	Vonovia SE	1,584,729	46,400
	Merck KGaA	288,381	42,967
	Hannover Rueck SE	133,765	37,822
[2]	Siemens Healthineers AG	658,959	32,891
	Beiersdorf AG	232,163	27,692
	Symrise AG	297,128	25,014
	QIAGEN NV	454,866	24,117
	GEA Group AG	325,017	23,240
	Fresenius Medical Care AG	467,358	21,040
	Continental AG	241,709	19,020
	Knorr-Bremse AG	147,974	17,229

		Shares	Market Value ($000)
	Henkel AG & Co. KGaA (XTER)	205,451	16,960
	Talanx AG	133,748	16,870
	Brenntag SE	277,212	16,865
[2]	Scout24 SE	157,379	15,669
*,2	Zalando SE	524,030	15,069
	HOCHTIEF AG	33,645	14,109
	Deutsche Lufthansa AG (Registered)	1,352,861	13,936
*,2	Delivery Hero SE	497,489	13,875
	Hensoldt AG	134,353	13,347
	LEG Immobilien SE (XETR)	168,675	12,196
	RENK Group AG	172,188	11,086
	KION Group AG	156,857	11,080
	Nemetschek SE	125,927	11,003
	CTS Eventim AG & Co. KGaA	128,906	10,833
	Bechtle AG	182,361	9,452
	Rational AG	11,511	9,224
	Evonik Industries AG	578,190	8,956
	Volkswagen AG	62,298	7,561
*	Fraport AG Frankfurt Airport Services Worldwide	79,929	7,395
*	Aumovio SE	118,864	5,704
[1]	Traton SE	138,042	5,379
[2]	DWS Group GmbH & Co. KGaA	68,492	5,015
	RTL Group SA	81,263	3,543
*,2	Covestro AG (XTER)	38,606	2,776
	Deutsche Wohnen SE	107,331	2,668
[1]	Carl Zeiss Meditec AG (Bearer)	78,323	2,599
	Fielmann Group AG	49,689	2,435
	FUCHS SE	54,469	1,917
			4,330,673
Greece (0.2%)
	National Bank of Greece SA	1,865,365	32,932
	Eurobank SA Class A	5,507,024	26,913
	Piraeus Bank SA	2,424,210	24,454
	Alpha Bank SA	4,678,908	22,398
	Public Power Corp. SA	410,472	9,702
	Bank of Cyprus Holdings plc	789,094	8,706
	OPAP SA	380,359	7,671
	JUMBO SA	248,911	7,381
	Hellenic Telecommunications Organization SA	334,401	6,272
	GEK TERNA SA	152,907	6,019
	Motor Oil Hellas Corinth Refineries SA	135,738	5,465
	Titan SA	78,989	5,300
	Optima bank SA	402,446	4,131
	Cenergy Holdings SA	131,018	3,010
	Athens International Airport SA	164,033	2,201
	HELLENiQ ENERGY Holdings SA	190,292	2,048
*	Ballys Intralot SA	1,338,527	1,625
*	Aktor SA Holding Co. Technical & Energy Projects	117,171	1,508
	Aegean Airlines SA	84,395	1,495
*	LAMDA Development SA	177,466	1,490
	Viohalco SA	88,392	1,360
	Sarantis SA	58,908	947
	Holding Co. ADMIE IPTO SA	240,220	873
	Athens Water Supply & Sewage Co. SA	90,985	777
	Piraeus Port Authority SA	13,864	655
	ElvalHalcor SA	115,503	633
	Autohellas Tourist & Trading SA	37,932	584
	Quest Holdings SA	49,530	413
	Ellaktor SA	165,836	271
			187,234
Hong Kong (1.3%)
	AIA Group Ltd.	23,408,011	270,069
	Hong Kong Exchanges & Clearing Ltd.	2,658,855	146,586
	Sun Hung Kai Properties Ltd.	3,108,494	49,919
	CK Hutchison Holdings Ltd.	5,950,099	47,977
	Techtronic Industries Co. Ltd.	3,185,774	43,491
	BOC Hong Kong Holdings Ltd.	7,998,030	42,117
	CLP Holdings Ltd.	3,533,871	33,404
	Jardine Matheson Holdings Ltd.	406,732	29,642

		Shares	Market Value ($000)
	Link REIT	5,763,730	26,500
	Galaxy Entertainment Group Ltd.	4,852,061	24,652
	CK Asset Holdings Ltd.	4,052,938	23,743
	Power Assets Holdings Ltd.	3,034,904	23,541
	Hong Kong & China Gas Co. Ltd.	24,438,110	23,017
[2]	WH Group Ltd.	17,446,502	20,589
	Lenovo Group Ltd.	17,380,809	19,583
	Hongkong Land Holdings Ltd.	2,287,354	19,408
	MTR Corp. Ltd.	3,612,672	15,975
	Shenzhou International Group Holdings Ltd.	1,790,849	14,243
	Wharf Real Estate Investment Co. Ltd.	3,527,420	12,246
	Sino Land Co. Ltd.	8,130,520	12,236
	Henderson Land Development Co. Ltd.	2,941,302	11,699
*	MMG Ltd.	8,840,277	11,445
	CK Infrastructure Holdings Ltd.	1,372,559	11,273
	Sands China Ltd.	5,045,104	10,949
	SITC International Holdings Co. Ltd.	2,925,534	10,924
	ASMPT Ltd.	691,600	9,223
	AAC Technologies Holdings Inc.	1,688,337	8,015
[1]	Swire Pacific Ltd. Class A	830,352	8,013
[2]	Samsonite Group SA	2,927,503	7,438
[1]	Chow Tai Fook Jewellery Group Ltd.	3,750,297	6,893
[1]	Wharf Holdings Ltd.	2,117,643	6,847
	Swire Properties Ltd.	2,136,292	6,475
	PCCW Ltd.	8,509,776	6,360
	PRADA SpA	1,136,435	5,810
	Orient Overseas International Ltd.	294,500	4,825
	Hang Lung Properties Ltd.	3,928,140	4,740
[2]	BOC Aviation Ltd.	452,426	4,687
[1]	Xinyi Glass Holdings Ltd.	3,572,583	4,668
*	New World Development Co. Ltd.	3,003,554	4,370
	Cathay Pacific Airways Ltd.	2,688,730	4,216
	First Pacific Co. Ltd.	5,073,139	3,969
	Bank of East Asia Ltd.	2,002,852	3,826
	Yue Yuen Industrial Holdings Ltd.	1,713,824	3,822
	Hang Lung Group Ltd.	1,766,040	3,803
	Kerry Properties Ltd.	1,222,733	3,712
[1,2]	Budweiser Brewing Co. APAC Ltd.	3,657,233	3,606
	Hysan Development Co. Ltd.	1,274,877	3,501
*,1	HUTCHMED China Ltd.	1,113,500	3,331
	Johnson Electric Holdings Ltd.	826,143	2,846
	MGM China Holdings Ltd.	1,780,123	2,843
	DFI Retail Group Holdings Ltd. (Registered)	663,414	2,732
	VTech Holdings Ltd.	347,220	2,704
	CTF Services Ltd.	2,257,286	2,644
	Wynn Macau Ltd.	3,269,320	2,419
	Swire Pacific Ltd. Class B	1,466,088	2,380
[1]	United Energy Group Ltd.	28,618,205	2,357
*,1,2	FIT Hon Teng Ltd.	3,706,242	2,317
	Man Wah Holdings Ltd.	3,138,453	1,947
	Nexteer Automotive Group Ltd.	2,251,541	1,921
*,1	SJM Holdings Ltd.	5,749,143	1,764
	Shangri-La Asia Ltd.	2,446,616	1,526
	NagaCorp Ltd.	2,254,565	1,328
	Champion REIT	3,889,530	1,258
	Dah Sing Banking Group Ltd.	724,505	1,032
*,1	Super Hi International Holding Ltd.	420,523	689
	KLN Logistics Group Ltd.	638,465	576
			1,112,661
Hungary (0.1%)
	OTP Bank Nyrt	512,914	64,541
	MOL Hungarian Oil & Gas plc	980,356	11,973
	Richter Gedeon Nyrt	314,612	10,526
	Magyar Telekom Telecommunications plc	634,699	3,937
	Opus Global Nyrt	697,236	1,191
*	4iG Nyrt	84,822	1,041
			93,209

		Shares	Market Value ($000)
Iceland (0.0%)
	Islandsbanki HF	4,161,095	4,924
[2]	Arion Banki HF	2,958,396	4,830
	Hagar HF	2,087,422	2,132
	Festi HF	680,238	1,937
	Kvika banki HF	9,511,130	1,450
	Reitir fasteignafelag hf	1,366,963	1,427
*	Alvotech SA	257,257	1,346
	Eimskipafelag Islands HF	219,568	467
			18,513
India (4.6%)
	HDFC Bank Ltd.	25,263,268	255,444
	Reliance Industries Ltd.	15,188,639	230,790
	ICICI Bank Ltd.	11,760,997	173,388
	Bharti Airtel Ltd. (XNSE)	6,197,320	132,914
	Infosys Ltd.	4,695,326	83,982
	Mahindra & Mahindra Ltd.	2,075,879	77,513
	Tata Consultancy Services Ltd.	2,276,396	77,416
	Axis Bank Ltd.	5,112,708	76,278
	Larsen & Toubro Ltd.	1,501,829	64,259
	Bajaj Finance Ltd.	6,266,154	63,397
	Kotak Mahindra Bank Ltd.	12,191,876	54,108
[1]	Infosys Ltd. ADR	3,077,213	54,097
	Hindustan Unilever Ltd.	1,978,355	51,076
	State Bank of India	4,114,128	48,220
	Maruti Suzuki India Ltd.	292,327	46,442
	HCL Technologies Ltd.	2,345,875	43,288
	Sun Pharmaceutical Industries Ltd.	2,376,301	41,237
	NTPC Ltd.	10,582,462	41,002
	Bharat Electronics Ltd.	7,963,333	38,905
	Tata Steel Ltd.	18,449,169	38,510
	UltraTech Cement Ltd.	267,684	36,997
	Titan Co. Ltd.	817,383	35,368
	Hindalco Industries Ltd.	3,240,833	33,735
	Shriram Finance Ltd.	2,777,459	30,831
*	Eternal Ltd.	10,017,905	29,861
	Power Grid Corp. of India Ltd.	10,088,742	28,163
	Vedanta Ltd.	3,613,325	26,723
	Asian Paints Ltd.	1,011,266	26,704
	Tech Mahindra Ltd.	1,388,770	26,351
	JSW Steel Ltd.	1,946,748	25,589
	Oil & Natural Gas Corp. Ltd.	8,727,009	25,584
	Adani Ports & Special Economic Zone Ltd.	1,640,967	25,363
	Coal India Ltd.	5,084,429	24,389
	Grasim Industries Ltd.	792,945	24,335
	ITC Ltd.	6,708,535	23,516
	Nestle India Ltd.	1,601,062	23,252
	Eicher Motors Ltd.	298,947	23,169
*	Tata Motors Ltd.	4,589,103	22,874
	Hindustan Aeronautics Ltd.	422,855	21,245
[2]	InterGlobe Aviation Ltd.	421,740	21,077
[2]	SBI Life Insurance Co. Ltd.	964,093	20,971
	TVS Motor Co. Ltd.	522,514	20,916
	Jio Financial Services Ltd.	6,967,426	19,296
	Divi's Laboratories Ltd.	284,055	18,714
	Tata Consumer Products Ltd.	1,483,613	18,316
	Bajaj Finserv Ltd.	854,002	18,148
	Cipla Ltd.	1,246,161	17,960
	Tata Motors Passenger Vehicles Ltd.	4,585,896	17,476
	Bharat Petroleum Corp. Ltd. (XNSE)	4,399,764	17,443
	Hero MotoCorp Ltd.	289,125	17,415
	Max Healthcare Institute Ltd.	1,652,983	17,213
*	Adani Power Ltd.	11,608,614	17,088
	Apollo Hospitals Enterprise Ltd.	223,484	16,924
[2]	HDFC Life Insurance Co. Ltd.	2,107,782	16,765
	Britannia Industries Ltd.	262,620	16,745
	Cholamandalam Investment & Finance Co. Ltd.	942,278	16,734
	Trent Ltd.	405,241	16,690
	Bajaj Auto Ltd.	148,712	15,531

		Shares	Market Value ($000)
	Varun Beverages Ltd.	3,003,088	15,383
	Persistent Systems Ltd.	231,354	15,212
	Tata Power Co. Ltd.	3,763,934	14,995
	Indian Oil Corp. Ltd.	8,366,873	14,859
*	Indus Towers Ltd.	2,941,976	14,271
	Indian Hotels Co. Ltd.	1,894,602	13,899
	Ashok Leyland Ltd.	6,347,062	13,595
*	PB Fintech Ltd.	754,439	13,593
	Cummins India Ltd.	301,436	13,490
	BSE Ltd.	442,201	13,450
	Coforge Ltd.	745,767	13,421
	Power Finance Corp. Ltd.	3,244,399	13,399
[2]	LTIMindtree Ltd.	206,069	13,397
	Dr. Reddy's Laboratories Ltd.	992,577	13,133
*,2	Avenue Supermarts Ltd.	324,953	13,041
	Adani Enterprises Ltd.	577,421	12,699
*	Suzlon Energy Ltd.	24,409,326	12,675
	Lupin Ltd.	540,682	12,670
	Federal Bank Ltd.	4,036,517	12,643
	Samvardhana Motherson International Ltd.	9,868,015	12,134
[2]	HDFC Asset Management Co. Ltd.	435,621	11,927
	Godrej Consumer Products Ltd.	899,142	11,290
*	One 97 Communications Ltd.	906,195	11,223
	REC Ltd.	2,795,822	11,082
	Pidilite Industries Ltd.	704,658	10,967
	GAIL India Ltd.	6,009,642	10,948
	Info Edge India Ltd.	774,249	10,538
[2]	ICICI Lombard General Insurance Co. Ltd.	531,618	10,491
*	Max Financial Services Ltd.	590,406	10,362
	Torrent Pharmaceuticals Ltd.	235,327	10,141
	Fortis Healthcare Ltd.	1,089,035	10,094
	Jindal Steel Ltd.	823,450	10,090
	Ambuja Cements Ltd.	1,789,047	9,945
	Muthoot Finance Ltd.	237,232	9,886
	SRF Ltd.	322,337	9,877
	Hindustan Petroleum Corp. Ltd.	2,123,120	9,855
	DLF Ltd.	1,416,614	9,809
	United Spirits Ltd.	654,017	9,680
	UPL Ltd.	1,262,072	9,670
	GE Vernova T&D India Ltd.	275,461	9,668
	Marico Ltd.	1,205,789	9,586
*	Yes Bank Ltd.	40,295,218	9,391
	CG Power & Industrial Solutions Ltd.	1,473,374	9,387
	Dixon Technologies India Ltd.	82,042	9,329
	Embassy Office Parks REIT	1,938,500	9,156
	Bharat Forge Ltd.	572,239	8,968
	Sundaram Finance Ltd.	153,018	8,774
	Mphasis Ltd.	289,071	8,694
	APL Apollo Tubes Ltd.	390,775	8,690
[2]	AU Small Finance Bank Ltd.	808,845	8,651
	Polycab India Ltd.	112,838	8,625
[2]	Laurus Labs Ltd.	813,259	8,544
	IDFC First Bank Ltd.	9,350,220	8,507
	National Aluminium Co. Ltd.	1,985,039	8,271
	Wipro Ltd.	3,170,028	8,179
	Aurobindo Pharma Ltd.	621,233	8,170
	Bharat Heavy Electricals Ltd.	2,848,548	8,155
*	Swiggy Ltd.	2,409,832	8,125
	Solar Industries India Ltd.	53,887	7,907
[1]	Wipro Ltd. ADR	3,090,356	7,788
	Bosch Ltd.	19,266	7,659
	Multi Commodity Exchange of India Ltd.	277,028	7,631
	Hyundai Motor India Ltd.	315,773	7,544
	Phoenix Mills Ltd.	413,037	7,508
	Bank of Baroda	2,296,164	7,483
	Voltas Ltd.	512,181	7,403
	Dabur India Ltd.	1,323,919	7,295
*	Vodafone Idea Ltd.	59,068,771	7,193
	Bharti Airtel Ltd.	420,175	7,192
*	Adani Energy Solutions Ltd.	733,834	7,148

		Shares	Market Value ($000)
	360 ONE WAM Ltd.	577,462	7,123
	Havells India Ltd.	507,977	7,107
	ABB India Ltd.	116,170	7,068
	MRF Ltd.	4,896	7,039
	Bajaj Holdings & Investment Ltd.	59,278	6,964
	Punjab National Bank	5,102,775	6,956
	Glenmark Pharmaceuticals Ltd.	315,115	6,912
	Colgate-Palmolive India Ltd.	294,586	6,774
	NMDC Ltd.	7,636,808	6,727
	Oil India Ltd.	1,205,170	6,698
	Union Bank of India Ltd.	3,391,554	6,675
*	Siemens Ltd.	195,473	6,598
[2]	Macrotech Developers Ltd.	620,404	6,562
*	FSN E-Commerce Ventures Ltd.	2,533,001	6,541
	Coromandel International Ltd.	262,004	6,511
	Hindustan Zinc Ltd.	959,195	6,506
	Canara Bank	4,027,537	6,464
	Shree Cement Ltd.	21,880	6,428
*	Adani Green Energy Ltd.	686,202	6,366
	Torrent Power Ltd.	418,801	6,323
*	Vishal Mega Mart Ltd.	4,584,782	6,278
	PI Industries Ltd.	179,719	6,246
	Tube Investments of India Ltd.	240,844	6,129
	JSW Energy Ltd.	1,203,637	6,017
	KEI Industries Ltd.	136,127	5,962
	Jindal Stainless Ltd. (XNSE)	665,597	5,940
*	GMR Airports Ltd.	5,813,185	5,939
	Indian Bank	598,598	5,939
	NHPC Ltd.	6,960,590	5,927
*	IndusInd Bank Ltd.	606,669	5,917
	Mahindra & Mahindra Financial Services Ltd.	1,447,587	5,915
	Hitachi Energy India Ltd.	28,339	5,816
	Mankind Pharma Ltd.	250,462	5,791
	Blue Star Ltd.	290,166	5,752
[2]	ICICI Prudential Life Insurance Co. Ltd.	811,933	5,624
	L&T Finance Ltd.	1,788,327	5,576
	Prestige Estates Projects Ltd.	346,609	5,514
	Petronet LNG Ltd.	1,733,318	5,467
	SBI Cards & Payment Services Ltd.	666,114	5,456
*	Godrej Properties Ltd.	316,881	5,440
	WAAREE Energies Ltd.	179,069	5,435
	Alkem Laboratories Ltd.	86,933	5,370
[2]	Sona Blw Precision Forgings Ltd.	993,204	5,365
	Zydus Lifesciences Ltd.	556,473	5,361
	Siemens Energy India Ltd.	196,764	5,330
	Steel Authority of India Ltd.	3,206,960	5,251
	Biocon Ltd.	1,308,729	5,225
*	Aditya Birla Capital Ltd.	1,406,179	5,202
[2]	Indian Railway Finance Corp. Ltd.	3,958,494	5,176
	Supreme Industries Ltd.	134,374	5,142
	UNO Minda Ltd.	397,933	5,119
	Ipca Laboratories Ltd.	312,413	5,001
*	ITC Hotels Ltd.	2,503,964	4,927
*	Piramal Finance Ltd.	255,316	4,839
	Mazagon Dock Shipbuilders Ltd.	169,855	4,761
	JK Cement Ltd.	79,144	4,758
	Dr Reddy's Laboratories Ltd. ADR	352,860	4,735
	Rail Vikas Nigam Ltd.	1,264,626	4,728
	Indian Railway Catering & Tourism Corp. Ltd.	673,972	4,570
	Jubilant Foodworks Ltd.	841,930	4,556
	Page Industries Ltd.	12,690	4,555
	Balkrishna Industries Ltd.	179,098	4,494
	Tata Elxsi Ltd.	75,883	4,393
	Oracle Financial Services Software Ltd.	52,006	4,390
	Astral Ltd. (XNSE)	267,386	4,297
	Tata Communications Ltd.	250,870	4,294
	Oberoi Realty Ltd.	262,063	4,253
	Patanjali Foods Ltd.	772,031	4,210
	Container Corp. of India Ltd.	764,998	4,182
	Cholamandalam Financial Holdings Ltd.	219,900	3,958

		Shares	Market Value ($000)
[2]	Nippon Life India Asset Management Ltd.	389,127	3,718
	KPIT Technologies Ltd.	324,053	3,674
	Dalmia Bharat Ltd.	162,851	3,667
	Bank of India	2,037,301	3,640
	LIC Housing Finance Ltd.	628,040	3,598
	Schaeffler India Ltd.	90,221	3,554
	Kalyan Jewellers India Ltd.	859,785	3,385
	Bharat Dynamics Ltd.	201,461	3,376
[2]	Cochin Shipyard Ltd.	184,284	3,331
	Exide Industries Ltd.	942,343	3,299
	Apar Industries Ltd.	37,847	3,299
	Central Depository Services India Ltd.	229,410	3,296
[2]	RBL Bank Ltd.	1,002,802	3,263
	ACC Ltd.	175,736	3,130
	Narayana Hrudayalaya Ltd.	154,984	2,982
	Indraprastha Gas Ltd.	1,526,151	2,956
[2]	Bandhan Bank Ltd.	1,727,741	2,910
	AIA Engineering Ltd.	65,845	2,858
	Ajanta Pharma Ltd.	93,418	2,827
	Bharti Hexacom Ltd.	168,338	2,824
[2]	General Insurance Corp. of India	681,506	2,805
	Adani Total Gas Ltd.	486,244	2,789
	Linde India Ltd.	42,070	2,750
	Motilal Oswal Financial Services Ltd.	327,900	2,690
	Lloyds Metals & Energy Ltd.	223,880	2,678
	Deepak Nitrite Ltd.	149,064	2,665
	Berger Paints India Ltd.	525,679	2,648
	HDB Financial Services Ltd.	343,454	2,646
*	Star Health & Allied Insurance Co. Ltd.	508,844	2,597
	Gujarat Fluorochemicals Ltd.	77,644	2,580
*	Indian Renewable Energy Development Agency Ltd.	1,792,765	2,579
	Hexaware Technologies Ltd.	339,329	2,574
	Tata Technologies Ltd.	366,190	2,573
[2]	L&T Technology Services Ltd.	61,863	2,511
	GlaxoSmithKline Pharmaceuticals Ltd.	95,574	2,499
[2]	Dr Lal PathLabs Ltd.	162,884	2,499
*	Kaynes Technology India Ltd.	65,828	2,498
	United Breweries Ltd.	155,893	2,491
*	Poonawalla Fincorp Ltd.	568,200	2,469
	Bank of Maharashtra	3,427,257	2,435
	Housing & Urban Development Corp. Ltd.	1,123,504	2,347
	CRISIL Ltd.	45,150	2,292
*	AWL Agri Business Ltd.	971,840	2,259
	Escorts Kubota Ltd.	61,247	2,256
[2]	Syngene International Ltd.	430,796	2,220
	Honeywell Automation India Ltd.	6,025	2,189
	Emami Ltd.	412,427	2,171
	3M India Ltd.	5,769	2,159
	Castrol India Ltd.	1,061,036	2,126
	NLC India Ltd.	749,453	2,114
	JSW Infrastructure Ltd.	749,926	2,112
*	NTPC Green Energy Ltd.	2,160,010	2,026
*	Bajaj Housing Finance Ltd.	2,045,787	2,024
	Thermax Ltd.	64,249	2,012
[2]	Endurance Technologies Ltd.	76,068	2,009
	Godfrey Phillips India Ltd.	89,559	1,982
	IRB Infrastructure Developers Ltd.	4,373,878	1,981
[2]	Premier Energies Ltd.	249,961	1,960
	Zee Entertainment Enterprises Ltd.	2,030,577	1,865
	Aarti Industries Ltd.	447,013	1,809
	Authum Investment & Infrastucture Ltd.	317,955	1,750
	Gujarat Gas Ltd.	377,071	1,745
	IDBI Bank Ltd.	1,237,967	1,342
	Bata India Ltd.	139,499	1,305
	Bayer CropScience Ltd.	26,106	1,269
	Metro Brands Ltd.	110,887	1,267
	SJVN Ltd.	1,533,562	1,211
	Whirlpool of India Ltd.	133,132	1,126
	Sun TV Network Ltd.	185,338	1,120
	Kansai Nerolac Paints Ltd.	444,596	1,113

		Shares	Market Value ($000)
*	Godrej Industries Ltd.	97,784	1,037
*	Indian Overseas Bank	2,292,043	890
*,3	Kwality Wall's India Ltd.	1,928,539	843
	Central Bank of India Ltd.	2,065,787	842
[2]	New India Assurance Co. Ltd.	509,362	826
*	Mangalore Refinery & Petrochemicals Ltd.	422,466	812
*	Tata Teleservices Maharashtra Ltd.	1,502,314	749
	Vedant Fashions Ltd.	129,421	683
	Relaxo Footwears Ltd.	148,166	631
			3,849,093
Indonesia (0.3%)
	Bank Central Asia Tbk PT	109,569,743	48,413
	Bank Rakyat Indonesia Persero Tbk PT	147,438,903	33,469
	Bank Mandiri Persero Tbk PT	97,524,644	28,062
	Telkom Indonesia Persero Tbk PT	97,582,624	20,859
	Astra International Tbk PT	45,448,688	17,233
*	Dian Swastatika Sentosa Tbk PT	2,735,900	16,265
*	Amman Mineral Internasional PT	26,936,800	12,111
	Bank Negara Indonesia Persero Tbk PT	26,684,774	7,162
*	GoTo Gojek Tokopedia Tbk PT	1,738,591,900	6,684
*	Barito Pacific Tbk PT	46,131,263	5,936
*	Merdeka Copper Gold Tbk PT	26,860,700	5,069
	United Tractors Tbk PT	3,138,712	4,890
	Sumber Alfaria Trijaya Tbk PT	44,602,600	4,641
	Charoen Pokphand Indonesia Tbk PT	15,871,064	4,195
	Petrindo Jaya Kreasi Tbk PT	37,860,000	4,094
	Indofood Sukses Makmur Tbk PT	9,530,205	3,870
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,139,800	2,799
	Kalbe Farma Tbk PT	40,437,537	2,758
	Alamtri Resources Indonesia Tbk PT	20,273,563	2,664
	Perusahaan Gas Negara Persero Tbk PT	19,605,546	2,482
	Indofood CBP Sukses Makmur Tbk PT	4,985,584	2,366
	Elang Mahkota Teknologi Tbk PT	35,963,000	2,101
	XLSMART Telecom Sejahtera Tbk PT	10,376,805	2,044
	Vale Indonesia Tbk PT	4,362,799	1,682
	Trimegah Bangun Persada Tbk PT	20,583,700	1,677
	Indosat Tbk PT	11,403,600	1,517
	Unilever Indonesia Tbk PT	12,505,750	1,436
	Sarana Menara Nusantara Tbk PT	40,806,500	1,272
	Dayamitra Telekomunikasi PT	34,452,100	1,141
	Semen Indonesia Persero Tbk PT	7,310,719	1,072
	Bukit Asam Tbk PT	6,955,055	1,030
	Bank Syariah Indonesia Tbk PT	7,592,261	1,019
	Mayora Indah Tbk PT	7,227,000	994
	Gudang Garam Tbk PT	1,050,486	980
	Indocement Tunggal Prakarsa Tbk PT	2,102,270	834
	Jasa Marga Persero Tbk PT	3,582,319	761
	Avia Avian Tbk PT	24,960,500	644
	Tower Bersama Infrastructure Tbk PT	4,234,780	450
*	Bumi Serpong Damai Tbk PT	8,213,440	440
			257,116
Ireland (0.2%)
	AIB Group plc	4,762,277	53,233
	Bank of Ireland Group plc	2,142,427	43,529
	Kerry Group plc Class A	362,115	32,189
	Kingspan Group plc	341,465	29,733
	Ryanair Holdings plc	351,694	11,936
*,3	Irish Bank Resolution Corp. Ltd.	236,607	—
			170,620
Israel (0.8%)
*	Teva Pharmaceutical Industries Ltd.	2,545,671	86,370
	Bank Leumi Le-Israel BM	3,353,851	80,624
	Bank Hapoalim BM	2,958,320	73,134
	Elbit Systems Ltd.	57,948	40,987
	Israel Discount Bank Ltd. Class A	2,792,903	32,904
*	Tower Semiconductor Ltd.	248,790	32,851
*	Nova Ltd.	65,472	31,960
	Mizrahi Tefahot Bank Ltd.	347,956	27,220
	Phoenix Financial Ltd.	509,433	24,727

		Shares	Market Value ($000)
*	Enlight Renewable Energy Ltd.	287,232	16,209
	Bezeq The Israeli Telecommunication Corp. Ltd.	6,260,334	16,078
*	Nice Ltd.	138,110	14,608
	Next Vision Stabilized Systems Ltd.	157,439	14,201
	Harel Insurance Investments & Financial Services Ltd.	247,791	11,366
	Clal Insurance Enterprises Holdings Ltd.	151,933	11,050
	Azrieli Group Ltd.	80,423	10,785
	First International Bank of Israel Ltd.	117,559	9,981
*	Camtek Ltd.	62,147	9,289
*	OPC Energy Ltd.	327,365	8,905
	ICL Group Ltd.	1,610,442	8,745
	Big Shopping Centers Ltd.	34,662	8,337
	Melisron Ltd.	51,724	6,777
*	Migdal Insurance & Financial Holdings Ltd.	1,198,249	6,429
	Menora Mivtachim Holdings Ltd.	47,366	6,086
	Mivne Real Estate KD Ltd.	1,241,820	5,787
	Delek Group Ltd.	20,283	5,708
	Shufersal Ltd.	432,682	5,588
	Strauss Group Ltd.	120,074	4,532
*	Shikun & Binui Ltd.	753,733	4,394
	Amot Investments Ltd.	508,688	3,939
	Energix-Renewable Energies Ltd.	583,795	3,711
*	Fattal Holdings 1998 Ltd.	15,428	3,174
	Shapir Engineering & Industry Ltd.	315,672	3,033
	FIBI Holdings Ltd.	33,582	2,989
	Israel Corp. Ltd.	8,269	2,472
*	Airport City Ltd.	123,110	2,290
	Gav-Yam Lands Corp. Ltd.	93,562	1,207
			638,447
Italy (2.0%)
	UniCredit SpA	3,406,434	296,857
	Intesa Sanpaolo SpA	34,194,090	242,073
	Enel SpA	17,277,428	190,891
	Eni SpA	4,462,033	91,200
	Ferrari NV	265,509	88,559
	Generali	2,155,340	87,917
	Prysmian SpA	638,262	75,598
	Leonardo SpA	895,935	59,872
	Banco BPM SpA	3,272,720	49,056
	Banca Monte dei Paschi di Siena SpA	4,637,274	48,106
	BPER Banca SpA	3,120,385	43,946
	FinecoBank Banca Fineco SpA	1,366,696	36,232
	Terna - Rete Elettrica Nazionale	3,113,039	33,734
	Snam SpA	4,547,602	31,254
	Stellantis NV	3,055,410	29,981
	Moncler SpA	500,449	29,158
[2]	Poste Italiane SpA	1,008,105	26,552
	Unipol Assicurazioni SpA	848,113	18,889
	Tenaris SA	780,988	17,348
*	Telecom Italia SpA (MTAA)	25,162,229	17,068
	Stellantis NV (XNYS)	1,726,792	16,908
	Italgas SpA	1,361,924	16,362
	Recordati Industria Chimica e Farmaceutica SpA	245,125	13,506
	Banca Mediolanum SpA	479,156	11,240
	A2A SpA	3,526,669	10,639
	Buzzi SpA	184,491	10,502
	Interpump Group SpA	168,162	9,756
	Davide Campari-Milano NV	1,240,388	8,841
	Hera SpA	1,696,472	8,395
	Brunello Cucinelli SpA	74,884	7,177
	Reply SpA	49,433	6,481
[1,2]	Infrastrutture Wireless Italiane SpA	707,091	6,251
[2]	Pirelli & C SpA	818,188	6,161
	Mediobanca Banca di Credito Finanziario SpA	248,184	5,196
[1,2]	Nexi SpA	1,126,973	4,812
	Amplifon SpA	271,615	4,379
	DiaSorin SpA	47,572	4,078
			1,664,975

		Shares	Market Value ($000)
Japan (15.0%)
	Toyota Motor Corp.	23,673,335	536,568
	Mitsubishi UFJ Financial Group Inc.	24,479,754	443,337
	Hitachi Ltd.	9,795,080	339,890
	Sony Group Corp.	13,392,220	295,270
	Sumitomo Mitsui Financial Group Inc.	8,230,243	289,626
	Advantest Corp.	1,632,064	269,921
	Tokyo Electron Ltd.	987,920	263,240
	SoftBank Group Corp.	8,726,628	238,301
	Mizuho Financial Group Inc.	5,438,370	236,123
	Mitsubishi Heavy Industries Ltd.	7,138,950	210,199
	Mitsubishi Corp.	7,302,216	193,993
	Mitsui & Co. Ltd.	5,640,140	184,235
	ITOCHU Corp.	14,171,540	181,432
	Recruit Holdings Co. Ltd.	2,983,014	157,127
	Keyence Corp.	416,974	152,971
	Tokio Marine Holdings Inc.	4,102,010	152,892
	Fast Retailing Co. Ltd.	393,886	150,280
	Nintendo Co. Ltd.	2,241,750	138,822
	Mitsubishi Electric Corp.	4,397,326	137,469
	Shin-Etsu Chemical Co. Ltd.	4,126,085	135,684
	Hoya Corp.	751,009	125,986
	Takeda Pharmaceutical Co. Ltd.	3,456,272	117,650
	Marubeni Corp.	3,275,427	108,574
	Fujitsu Ltd.	3,821,890	106,194
	KDDI Corp.	6,155,548	103,930
	NEC Corp.	2,755,020	93,394
	Sumitomo Corp.	2,273,427	92,322
	Japan Tobacco Inc.	2,438,775	88,141
	Softbank Corp.	63,064,890	85,722
	Disco Corp.	196,333	83,687
	Honda Motor Co. Ltd.	8,312,939	83,608
	FANUC Corp.	2,064,730	82,908
	Chugai Pharmaceutical Co. Ltd.	1,426,321	81,472
	Komatsu Ltd.	2,031,909	77,772
	ORIX Corp.	2,489,121	75,857
	Fujikura Ltd.	602,800	75,764
	Daiichi Sankyo Co. Ltd.	4,105,569	75,212
	Aeon Co. Ltd.	5,482,323	74,985
	Murata Manufacturing Co. Ltd.	3,648,265	74,117
	Sumitomo Electric Industries Ltd.	1,679,680	73,536
	Daikin Industries Ltd.	612,331	73,376
	Japan Post Bank Co. Ltd.	3,980,770	70,728
	MS&AD Insurance Group Holdings Inc.	2,716,744	69,216
	Panasonic Holdings Corp.	5,014,584	68,753
	Seven & i Holdings Co. Ltd.	4,766,377	68,257
	Dai-ichi Life Holdings Inc.	7,692,700	67,651
	Sompo Holdings Inc.	1,932,563	66,643
	Mitsui Fudosan Co. Ltd.	5,806,655	66,584
	Mitsubishi Estate Co. Ltd.	2,425,683	61,821
	NTT Inc.	61,348,725	61,648
*	Renesas Electronics Corp.	3,612,356	60,057
	Nomura Holdings Inc.	6,501,180	58,916
	Otsuka Holdings Co. Ltd.	980,300	58,689
	East Japan Railway Co.	2,327,657	58,434
	Resona Holdings Inc.	4,954,751	57,773
	Canon Inc.	1,862,240	56,685
	Bridgestone Corp.	2,489,604	56,052
	Toyota Tsusho Corp.	1,533,761	55,858
	Astellas Pharma Inc.	3,981,016	55,375
	Denso Corp.	3,970,636	55,092
	TDK Corp.	4,220,260	54,455
	Suzuki Motor Corp.	3,900,788	53,188
	FUJIFILM Holdings Corp.	2,639,078	52,716
	Central Japan Railway Co.	1,879,085	52,423
*	Kioxia Holdings Corp.	369,700	50,570
	ENEOS Holdings Inc.	5,807,024	49,080
	Ajinomoto Co. Inc.	2,124,772	48,608
	Toyota Industries Corp.	372,504	47,664
	Sumitomo Mitsui Trust Group Inc.	1,426,696	47,650

		Shares	Market Value ($000)
	SMC Corp.	122,431	47,598
	IHI Corp.	2,020,768	46,753
	Nippon Steel Corp.	11,069,800	46,128
	Japan Post Holdings Co. Ltd.	3,718,825	44,748
	Inpex Corp.	1,975,598	44,262
	Kyocera Corp.	2,935,184	44,036
	Daiwa House Industry Co. Ltd.	1,282,029	43,684
	Terumo Corp.	3,194,662	41,790
	Oriental Land Co. Ltd.	2,345,025	41,053
	Kao Corp.	1,018,883	40,758
	Sumitomo Realty & Development Co. Ltd.	1,446,480	40,280
	Lasertec Corp.	174,440	40,075
	Kajima Corp.	925,887	37,772
	Asics Corp.	1,482,440	35,686
	Shionogi & Co. Ltd.	1,679,291	34,575
	Kansai Electric Power Co. Inc.	2,159,901	34,461
	Asahi Group Holdings Ltd.	3,277,650	34,313
	Nitto Denko Corp.	1,501,635	33,371
	Obayashi Corp.	1,452,223	32,782
	Secom Co. Ltd.	893,946	32,748
	Tokyo Gas Co. Ltd.	736,592	32,679
	Taisei Corp.	325,866	32,505
	Kubota Corp.	2,115,570	32,414
	Bandai Namco Holdings Inc.	1,239,630	32,167
	Konami Group Corp.	214,519	31,325
	Ebara Corp.	1,025,585	31,049
	Sumitomo Metal Mining Co. Ltd.	547,046	30,913
	Sekisui House Ltd.	1,345,179	29,980
	NIDEC Corp.	2,077,538	29,719
	Osaka Gas Co. Ltd.	788,891	29,617
	Nippon Yusen KK	895,944	29,445
	Ibiden Co. Ltd.	548,720	28,926
	Kawasaki Heavy Industries Ltd.	344,047	28,720
	Daiwa Securities Group Inc.	2,944,302	28,690
	Olympus Corp.	2,358,379	28,170
	Nomura Research Institute Ltd.	924,938	28,137
	Kirin Holdings Co. Ltd.	1,777,114	27,629
	Daifuku Co. Ltd.	767,696	27,540
	Subaru Corp.	1,279,344	27,465
	SBI Holdings Inc.	1,213,706	27,447
	Asahi Kasei Corp.	2,795,578	27,120
	T&D Holdings Inc.	1,031,959	25,488
	Pan Pacific International Holdings Corp.	4,272,625	25,296
	SCREEN Holdings Co. Ltd.	196,642	25,043
	Japan Exchange Group Inc.	2,280,738	24,888
	Chubu Electric Power Co. Inc.	1,628,815	23,664
	Toray Industries Inc.	3,187,106	23,509
	Resonac Holdings Corp.	397,336	23,075
	Mitsui OSK Lines Ltd.	704,895	22,095
	Fuji Electric Co. Ltd.	307,366	21,894
	Yokohama Financial Group Inc.	2,386,384	21,735
	Ryohin Keikaku Co. Ltd.	1,067,492	21,291
	Nexon Co. Ltd.	867,872	20,763
	Aisin Corp.	1,125,465	20,163
	Obic Co. Ltd.	723,945	20,121
	West Japan Railway Co.	980,598	20,038
	Mitsubishi Chemical Group Corp.	3,021,778	19,950
	Chiba Bank Ltd.	1,471,146	19,917
	Shimizu Corp.	1,111,734	19,743
	Shimano Inc.	172,260	19,635
	Capcom Co. Ltd.	755,040	19,245
	JX Advanced Metals Corp.	1,187,777	19,220
	Isuzu Motors Ltd.	1,186,644	19,117
*	Rakuten Group Inc.	3,188,138	19,115
	Makita Corp.	544,085	18,905
	Yokogawa Electric Corp.	558,593	18,623
	Niterra Co. Ltd.	417,102	18,236
	Yaskawa Electric Corp.	568,459	18,145
	JFE Holdings Inc.	1,343,751	18,091
	Kokusai Electric Corp.	428,700	17,798

		Shares	Market Value ($000)
	Minebea Mitsumi Inc.	841,256	17,193
	Sojitz Corp.	470,905	17,172
	Shizuoka Financial Group Inc.	1,019,628	16,657
	Mitsubishi HC Capital Inc. (XTKS)	1,886,333	16,462
	Nippon Building Fund Inc.	17,705	16,423
	Eisai Co. Ltd.	588,874	16,417
	TOPPAN Holdings Inc.	531,407	16,415
	Unicharm Corp.	2,657,934	16,142
	Dai Nippon Printing Co. Ltd.	886,538	15,906
	AGC Inc.	430,991	15,903
	Nitori Holdings Co. Ltd.	916,370	15,664
	Yamaha Motor Co. Ltd.	2,051,552	15,493
	Mitsui Kinzoku Co. Ltd.	118,545	15,471
	Sekisui Chemical Co. Ltd.	870,681	15,400
	Shimadzu Corp.	566,214	15,346
	Shiseido Co. Ltd.	892,084	15,237
	Mebuki Financial Group Inc.	2,019,373	15,235
	Idemitsu Kosan Co. Ltd.	1,759,815	14,932
	Kikkoman Corp.	1,649,765	14,923
	Fukuoka Financial Group Inc.	405,512	14,746
	LY Corp.	5,742,522	14,703
	Hankyu Hanshin Holdings Inc.	512,925	14,322
	NGK Insulators Ltd.	596,441	14,290
	Toyo Suisan Kaisha Ltd.	199,441	14,239
	Nippon Paint Holdings Co. Ltd.	2,119,721	14,075
	TIS Inc.	466,380	13,571
	Furukawa Electric Co. Ltd.	154,600	13,467
	Rohm Co. Ltd.	767,472	13,440
	Kyoto Financial Group Inc.	548,468	13,250
	Ono Pharmaceutical Co. Ltd.	885,782	13,197
	Sanrio Co. Ltd.	425,500	13,164
	MEIJI Holdings Co. Ltd.	559,478	13,126
	Daito Trust Construction Co. Ltd.	642,175	13,035
*	Sony Financial Group Inc.	12,897,720	12,982
	Nippon Sanso Holdings Corp.	425,756	12,919
	Food & Life Cos. Ltd.	235,500	12,865
	Hulic Co. Ltd.	1,062,064	12,657
*	Tokyo Electric Power Co. Holdings Inc.	3,344,086	12,561
	Japan Post Insurance Co. Ltd.	403,639	12,502
	MatsukiyoCocokara & Co.	766,225	12,274
	Japan Real Estate Investment Corp.	15,188	12,254
	Tokyu Fudosan Holdings Corp.	1,321,770	12,239
	Tokyu Corp.	1,080,510	12,199
	Japan Metropolitan Fund Investment	15,264	12,014
	Kurita Water Industries Ltd.	239,602	11,985
	Toho Co. Ltd.	234,607	11,960
	Sumitomo Forestry Co. Ltd.	1,093,810	11,859
*	Nissan Motor Co. Ltd.	4,806,909	11,716
	Mitsui Chemicals Inc.	799,308	11,679
	Kawasaki Kisen Kaisha Ltd.	788,500	11,394
	Haseko Corp.	554,902	11,373
	Kyushu Electric Power Co. Inc.	1,021,568	11,372
	Isetan Mitsukoshi Holdings Ltd.	707,649	11,357
	Nippon Express Holdings Inc.	498,643	11,326
	M3 Inc.	911,111	11,242
	Yokohama Rubber Co. Ltd.	284,463	11,228
	Hachijuni Nagano Bank Ltd.	897,877	11,218
	Zensho Holdings Co. Ltd.	206,528	11,193
	Ricoh Co. Ltd.	1,250,095	11,062
	Trend Micro Inc.	281,390	11,038
	Kinden Corp.	248,340	10,989
	Omron Corp.	430,703	10,989
	BayCurrent Inc.	309,000	10,888
	Kobe Steel Ltd.	755,867	10,881
	Tosoh Corp.	659,242	10,759
	Brother Industries Ltd.	523,228	10,667
	Hikari Tsushin Inc.	38,511	10,636
	Oji Holdings Corp.	1,787,273	10,587
	Tokyo Ohka Kogyo Co. Ltd.	224,134	10,579
	TOTO Ltd.	335,892	10,557

		Shares	Market Value ($000)
	Horiba Ltd.	88,795	10,532
	Square Enix Holdings Co. Ltd.	599,892	10,367
	Sumitomo Chemical Co. Ltd.	3,404,030	10,355
	Tokyo Tatemono Co. Ltd.	435,421	10,246
	Mazda Motor Corp.	1,328,192	10,221
	MISUMI Group Inc.	616,344	10,188
	Skylark Holdings Co. Ltd.	495,764	10,102
	Otsuka Corp.	504,982	10,012
	Nomura Real Estate Master Fund Inc.	9,184	9,924
	Nissan Chemical Corp.	287,553	9,912
	Sanwa Holdings Corp.	436,272	9,882
	Modec Inc.	100,700	9,820
	Iyogin Holdings Inc.	523,494	9,745
	Sysmex Corp.	1,023,254	9,682
	NH Foods Ltd.	211,778	9,615
	Azbil Corp.	1,095,540	9,588
	Gunma Bank Ltd.	748,900	9,428
*	Rakuten Bank Ltd.	196,600	9,409
	Seibu Holdings Inc.	352,208	9,332
	Nippon Prologis REIT Inc.	15,893	9,274
	Tsuruha Holdings Inc.	580,515	9,250
	USS Co. Ltd.	832,942	9,203
	Open House Group Co. Ltd.	155,183	9,131
	NOF Corp.	470,850	9,094
	Dentsu Group Inc.	456,620	8,864
	Nissin Foods Holdings Co. Ltd.	436,466	8,856
	GLP J-Reit	9,601	8,826
	KDX Realty Investment Corp.	8,120	8,785
	Amada Co. Ltd.	678,785	8,696
	Suntory Beverage & Food Ltd.	273,515	8,665
	Kintetsu Group Holdings Co. Ltd.	413,481	8,581
	Sapporo Holdings Ltd.	801,295	8,555
	Yakult Honsha Co. Ltd.	520,696	8,414
	Kyowa Kirin Co. Ltd.	517,582	8,402
	Mitsubishi Materials Corp.	290,300	8,350
	CyberAgent Inc.	910,768	8,263
	SG Holdings Co. Ltd.	855,425	8,235
	Nikon Corp.	648,399	8,161
	McDonald's Holdings Co. Japan Ltd.	186,500	8,087
	Kandenko Co. Ltd.	224,163	8,070
	Kyushu Railway Co.	315,288	8,029
	COMSYS Holdings Corp.	254,589	7,954
	SUMCO Corp.	758,053	7,914
	Santen Pharmaceutical Co. Ltd.	699,200	7,866
	Daiwa House REIT Investment Corp.	9,009	7,850
	Sumitomo Heavy Industries Ltd.	251,201	7,821
	Orix JREIT Inc.	11,664	7,812
	Hoshizaki Corp.	235,052	7,749
	Odakyu Electric Railway Co. Ltd.	723,300	7,747
	Japan Steel Works Ltd.	139,500	7,722
	Yamato Holdings Co. Ltd.	585,976	7,661
	Seiko Epson Corp.	594,858	7,654
	Asahi Intecc Co. Ltd.	457,567	7,628
	United Urban Investment Corp.	6,601	7,626
	Electric Power Development Co. Ltd.	357,706	7,597
	Tobu Railway Co. Ltd.	429,286	7,579
	Tokyo Seimitsu Co. Ltd.	83,600	7,574
	Nomura Real Estate Holdings Inc.	1,133,495	7,532
	Tohoku Electric Power Co. Inc.	1,036,080	7,473
	Rohto Pharmaceutical Co. Ltd.	448,650	7,428
	J Front Retailing Co. Ltd.	507,956	7,416
	Cosmo Energy Holdings Co. Ltd.	247,052	7,408
	Medipal Holdings Corp.	407,657	7,389
	MonotaRO Co. Ltd.	547,056	7,379
	Hitachi Construction Machinery Co. Ltd.	225,439	7,372
	ZOZO Inc.	889,568	7,347
	Mitsubishi Gas Chemical Co. Inc.	369,479	7,330
	Keisei Electric Railway Co. Ltd.	925,893	7,317
	Takashimaya Co. Ltd.	583,352	7,292
	Dowa Holdings Co. Ltd.	122,014	7,227

		Shares	Market Value ($000)
	Lixil Corp.	627,676	7,201
	Kobe Bussan Co. Ltd.	290,388	7,097
	Kuraray Co. Ltd.	648,779	7,004
	Hamamatsu Photonics KK	623,424	6,966
	Shimamura Co. Ltd.	103,934	6,966
	THK Co. Ltd.	232,521	6,947
	Invincible Investment Corp.	16,194	6,858
	Persol Holdings Co. Ltd.	3,905,710	6,841
	Credit Saison Co. Ltd.	252,490	6,817
	Marui Group Co. Ltd.	347,463	6,800
	EXEO Group Inc.	407,238	6,794
	Toyo Tire Corp.	251,358	6,774
[1]	Tokyo Metro Co. Ltd.	633,500	6,764
	NSK Ltd.	969,258	6,741
	Koito Manufacturing Co. Ltd.	427,752	6,697
*,1	Metaplanet Inc.	2,367,300	6,682
	Taiheiyo Cement Corp.	242,146	6,654
	JGC Holdings Corp.	474,754	6,653
	Hirose Electric Co. Ltd.	61,360	6,625
	Hirogin Holdings Inc.	584,484	6,620
	ANA Holdings Inc.	340,734	6,615
	Nisshin Seifun Group Inc.	520,704	6,612
	Kamigumi Co. Ltd.	187,303	6,555
	Takasago Thermal Engineering Co. Ltd.	222,400	6,430
	Sumitomo Rubber Industries Ltd.	395,343	6,371
	Nabtesco Corp.	232,943	6,312
	Toyo Seikan Group Holdings Ltd.	251,238	6,304
	Air Water Inc.	414,714	6,295
	Kewpie Corp.	224,153	6,291
	Nippon Electric Glass Co. Ltd.	143,279	6,231
	Dexerials Corp.	352,200	6,179
	Advance Residence Investment Corp.	5,656	6,138
	INFRONEER Holdings Inc.	409,845	6,138
	NHK Spring Co. Ltd.	337,686	6,137
	Yamaguchi Financial Group Inc.	383,957	6,116
	Sankyo Co. Ltd.	390,600	6,110
	Yamazaki Baking Co. Ltd.	287,970	6,101
	Yamaha Corp.	837,156	6,085
	Kyushu Financial Group Inc.	811,676	6,084
	Chugin Financial Group Inc.	334,672	6,058
	Alfresa Holdings Corp.	374,513	6,031
	Rinnai Corp.	226,748	5,956
	Japan Airlines Co. Ltd.	313,965	5,932
	Keio Corp.	235,699	5,879
	Organo Corp.	55,300	5,839
	Japan Hotel REIT Investment Corp.	10,838	5,827
	Toyoda Gosei Co. Ltd.	214,020	5,814
	Coca-Cola Bottlers Japan Holdings Inc.	258,304	5,762
	Ulvac Inc.	107,146	5,753
	Sankyu Inc.	96,525	5,751
	Lion Corp.	535,670	5,742
	Taiyo Yuden Co. Ltd.	271,250	5,736
	JTEKT Corp.	483,864	5,713
	GMO Payment Gateway Inc.	98,835	5,708
	Maruwa Co. Ltd.	18,200	5,596
	Zenkoku Hosho Co. Ltd.	281,036	5,587
	Kraftia Corp.	106,561	5,557
	Nifco Inc.	178,379	5,554
*	Sumitomo Pharma Co. Ltd.	372,550	5,544
	Kansai Paint Co. Ltd.	345,902	5,520
	BIPROGY Inc.	165,993	5,513
	Nichias Corp.	109,200	5,478
	ALSOK Co. Ltd.	703,120	5,447
*	Mercari Inc.	245,079	5,439
	Toho Gas Co. Ltd.	164,168	5,438
	Taiyo Holdings Co. Ltd.	167,500	5,421
	Mitsubishi Logistics Corp.	632,270	5,401
	Yamato Kogyo Co. Ltd.	74,715	5,386
	Iida Group Holdings Co. Ltd.	323,211	5,338
	Japan Prime Realty Investment Corp.	7,815	5,300

		Shares	Market Value ($000)
	Socionext Inc.	388,800	5,203
	Suzuken Co. Ltd.	127,809	5,152
	Nagase & Co. Ltd.	197,441	5,132
	Sega Sammy Holdings Inc.	326,668	5,124
	Macnica Holdings Inc.	298,700	5,121
	Nikkon Holdings Co. Ltd.	214,996	5,097
	DMG Mori Co. Ltd.	288,165	5,086
	Sugi Holdings Co. Ltd.	220,984	5,079
	Industrial & Infrastructure Fund Investment Corp.	5,182	5,018
	Nichirei Corp.	401,840	4,986
	Sekisui House REIT Inc.	8,482	4,981
	Oracle Corp. Japan	72,751	4,923
	Iwatani Corp.	412,500	4,893
	Mitsui Fudosan Logistics Park Inc.	6,478	4,835
	Hisamitsu Pharmaceutical Co. Inc.	116,796	4,811
	Daicel Corp.	508,723	4,802
	Nagoya Railroad Co. Ltd.	423,658	4,735
	Keikyu Corp.	481,246	4,730
	GS Yuasa Corp.	202,525	4,714
	Japan Airport Terminal Co. Ltd.	149,883	4,693
	Kadokawa Corp.	218,700	4,623
	Mitsui Fudosan Accommodations Fund Inc.	5,112	4,570
	Alps Alpine Co. Ltd.	347,807	4,556
	Konica Minolta Inc.	1,024,262	4,483
	Rorze Corp.	211,400	4,478
	Casio Computer Co. Ltd.	455,708	4,455
	Canon Marketing Japan Inc.	101,818	4,442
	Kokuyo Co. Ltd.	751,652	4,404
	SKY Perfect JSAT Holdings Inc.	303,100	4,381
	Stanley Electric Co. Ltd.	220,840	4,351
	DIC Corp.	177,130	4,335
	Chugoku Electric Power Co. Inc.	677,129	4,322
	Keihan Holdings Co. Ltd.	194,335	4,317
	Nankai Electric Railway Co. Ltd.	232,838	4,312
	Miura Co. Ltd.	209,450	4,307
	Tokyo Century Corp.	307,444	4,283
	Yamada Holdings Co. Ltd.	1,205,317	4,226
	Resorttrust Inc.	359,898	4,194
	Activia Properties Inc.	4,438	4,145
	Nippon Shinyaku Co. Ltd.	123,313	4,116
	Sumitomo Bakelite Co. Ltd.	116,358	4,098
	Ezaki Glico Co. Ltd.	114,018	4,096
	Internet Initiative Japan Inc.	253,300	4,093
	Jeol Ltd.	100,700	4,063
	Toda Corp.	454,859	3,970
	Park24 Co. Ltd.	283,589	3,952
	Zeon Corp.	322,453	3,940
	Sundrug Co. Ltd.	146,670	3,906
	Daido Steel Co. Ltd.	303,675	3,901
	Tsumura & Co.	146,990	3,886
	Kobayashi Pharmaceutical Co. Ltd.	110,149	3,852
	Morinaga Milk Industry Co. Ltd.	148,874	3,845
	Nihon Kohden Corp.	346,240	3,839
	Teijin Ltd.	392,358	3,796
	Cosmos Pharmaceutical Corp.	83,726	3,751
	Takara Holdings Inc.	362,680	3,746
	Mabuchi Motor Co. Ltd.	398,580	3,744
	Maruichi Steel Tube Ltd.	377,523	3,741
	Shikoku Electric Power Co. Inc.	366,687	3,712
	Japan Logistics Fund Inc.	5,659	3,697
	Hakuhodo DY Holdings Inc.	490,998	3,669
[1]	NS Solutions Corp.	138,752	3,666
	Kakaku.com Inc.	268,611	3,666
	LaSalle Logiport REIT	3,590	3,644
	Nippon Shokubai Co. Ltd.	249,900	3,599
	UBE Corp.	207,176	3,583
	Nippon Kayaku Co. Ltd.	307,576	3,575
	Amano Corp.	137,650	3,494
	Goldwin Inc.	208,203	3,475
	Sawai Group Holdings Co. Ltd.	226,506	3,474

		Shares	Market Value ($000)
	Seino Holdings Co. Ltd.	222,626	3,466
	Aozora Bank Ltd.	212,374	3,441
	Mitsubishi Motors Corp.	1,394,964	3,429
	Fuyo General Lease Co. Ltd.	121,602	3,420
	Calbee Inc.	168,595	3,299
	Kagome Co. Ltd.	181,425	3,213
	AEON REIT Investment Corp.	3,699	3,201
	Koei Tecmo Holdings Co. Ltd.	285,600	3,168
	Sotetsu Holdings Inc.	175,199	3,167
	GMO internet group Inc.	126,782	3,160
	Frontier Real Estate Investment Corp.	5,360	3,158
	SHO-BOND Holdings Co. Ltd.	347,128	3,116
	Daiwa Securities Living Investments Corp.	4,176	3,099
	ABC-Mart Inc.	192,963	3,091
	Tomy Co. Ltd.	174,300	3,078
	NOK Corp.	155,439	3,027
	Blue Zones Holdings Co. Ltd.	52,601	3,018
	Kaneka Corp.	98,736	2,994
	Nipro Corp.	322,566	2,964
	Tokai Carbon Co. Ltd.	426,243	2,949
	Nihon M&A Center Holdings Inc.	632,692	2,906
	K's Holdings Corp.	279,333	2,905
	Mori Hills REIT Investment Corp.	3,085	2,894
	Harmonic Drive Systems Inc.	129,741	2,858
*	Visional Inc.	51,846	2,857
	Acom Co. Ltd.	855,317	2,829
	Toyota Boshoku Corp.	164,665	2,765
	TBS Holdings Inc.	70,217	2,723
	Morinaga & Co. Ltd.	155,492	2,719
	Daiwa Office Investment Corp.	1,133	2,699
	Nippon Television Holdings Inc.	111,600	2,682
	OBIC Business Consultants Co. Ltd.	59,991	2,657
	House Foods Group Inc.	135,882	2,632
	Toridoll Holdings Corp.	97,300	2,625
	Kusuri no Aoki Holdings Co. Ltd.	99,670	2,612
	Aica Kogyo Co. Ltd.	114,962	2,609
	Round One Corp.	368,700	2,605
*	Money Forward Inc.	102,120	2,578
	Fuji Oil Co. Ltd.	97,974	2,565
	Kotobuki Spirits Co. Ltd.	219,385	2,548
	Kose Holdings Corp.	71,393	2,547
*	Sharp Corp.	540,990	2,469
	OKUMA Corp.	99,226	2,463
	AEON Financial Service Co. Ltd.	220,174	2,403
	Dentsu Soken Inc.	151,800	2,393
	Fuji Media Holdings Inc.	91,409	2,302
	Seven Bank Ltd.	1,191,381	2,293
	Toei Animation Co. Ltd.	136,625	2,271
	Relo Group Inc.	199,206	2,263
	Itoham Yonekyu Holdings Inc.	56,583	2,203
	Ito En Ltd.	115,723	2,139
[1]	Takeda Pharmaceutical Co. Ltd. ADR	123,374	2,126
*	PeptiDream Inc.	209,034	2,121
	Bic Camera Inc.	189,089	2,101
	Rakus Co. Ltd.	363,476	2,069
	Workman Co. Ltd.	46,121	1,897
*	SHIFT Inc.	395,200	1,874
	PALTAC Corp.	57,960	1,814
	Izumi Co. Ltd.	87,428	1,730
	TS Tech Co. Ltd.	139,936	1,719
[1]	Pola Orbis Holdings Inc.	189,570	1,658
	FP Corp.	94,603	1,610
*	Hino Motors Ltd.	593,502	1,598
	Heiwa Corp.	115,459	1,512
	U-Next Holdings Co. Ltd.	124,700	1,501
	Justsystems Corp.	48,437	1,496
	JMDC Inc.	52,000	1,143
	SCSK Corp.	700	26
			12,638,317

		Shares	Market Value ($000)
Kuwait (0.2%)
	Kuwait Finance House KSCP	27,428,556	72,178
	National Bank of Kuwait SAKP	18,241,961	56,520
	Boubyan Bank KSCP	3,930,374	8,674
	Mobile Telecommunications Co. KSCP	4,971,735	8,284
	Gulf Bank KSCP	4,911,445	5,514
	Mabanee Co. KPSC	1,414,560	4,630
*	Warba Bank KSCP	4,860,847	4,486
	Burgan Bank SAK	2,285,998	1,483
	Agility Public Warehousing Co. KSCC	3,338,339	1,464
			163,233
Malaysia (0.5%)
	Malayan Banking Bhd.	16,813,300	50,320
	CIMB Group Holdings Bhd.	18,586,873	40,495
	Public Bank Bhd.	32,528,595	40,205
	Tenaga Nasional Bhd.	9,991,400	35,351
	IHH Healthcare Bhd.	6,841,500	15,533
	Press Metal Aluminium Holdings Bhd.	7,530,700	14,436
	Gamuda Bhd.	11,476,400	12,903
	SD Guthrie Bhd.	8,122,205	12,024
	AMMB Holdings Bhd.	6,250,900	10,223
	RHB Bank Bhd.	4,629,400	9,921
	Petronas Gas Bhd.	2,114,950	9,862
	MISC Bhd.	4,426,835	8,979
	Hong Leong Bank Bhd.	1,359,300	8,896
	Sunway Bhd.	5,465,300	7,971
	CelcomDigi Bhd.	8,458,466	6,996
	IOI Corp. Bhd.	6,236,565	6,298
	Maxis Bhd.	6,396,500	6,207
	Axiata Group Bhd.	9,971,924	5,814
	Kuala Lumpur Kepong Bhd.	1,138,700	5,635
	Telekom Malaysia Bhd.	2,543,157	5,101
	Petronas Chemicals Group Bhd.	6,169,868	5,065
	IJM Corp. Bhd.	7,418,540	5,042
	Sime Darby Bhd.	8,988,805	4,923
	YTL Power International Bhd.	5,879,660	4,813
	YTL Corp. Bhd.	8,610,448	4,540
	Petronas Dagangan Bhd.	751,400	4,039
	Dialog Group Bhd.	9,576,100	3,994
	Nestle Malaysia Bhd.	137,000	3,892
	PPB Group Bhd.	1,324,860	3,791
	QL Resources Bhd.	3,569,900	3,639
[2]	MR DIY Group M Bhd.	7,415,300	3,449
	99 Speed Mart Retail Holdings Bhd.	3,230,200	3,277
	Genting Bhd.	4,491,800	3,255
	Fraser & Neave Holdings Bhd.	350,800	3,174
	Alliance Bank Malaysia Bhd.	2,043,217	2,714
	Hong Leong Financial Group Bhd.	456,335	2,588
	Genting Malaysia Bhd.	3,518,800	1,768
	Top Glove Corp. Bhd.	11,241,800	1,739
*	Hartalega Holdings Bhd.	3,133,100	734
			379,606
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV Class O	6,427,518	72,664
	Grupo Mexico SAB de CV Series B	6,350,833	70,518
	Fomento Economico Mexicano SAB de CV	3,884,527	40,543
	America Movil SAB de CV Series B	34,939,693	36,007
	Wal-Mart de Mexico SAB de CV	11,337,397	35,979
	Grupo Aeroportuario del Pacifico SAB de CV Class B	917,962	25,203
*	Industrias Penoles SAB de CV	417,966	24,223
	Arca Continental SAB de CV	1,976,083	22,269
	Cemex SAB de CV	17,921,277	22,232
	Cemex SAB de CV ADR	1,595,179	19,908
	Grupo Aeroportuario del Sureste SAB de CV Class B	350,500	12,126
	Coca-Cola Femsa SAB de CV	1,069,044	11,181
	Prologis Property Mexico SA de CV	2,413,249	11,089
	Grupo Financiero Inbursa SAB de CV Class O	4,100,049	10,257
	Fibra Uno Administracion SA de CV	6,444,689	10,023
	Grupo Bimbo SAB de CV Series A	2,701,225	9,382

		Shares	Market Value ($000)
	Grupo Aeroportuario del Centro Norte SAB de CV	608,812	8,861
	Grupo Bimbo SAB de CV Series A1	1,191,145	8,109
	Kimberly-Clark de Mexico SAB de CV Class A	3,496,126	7,744
	Gentera SAB de CV	2,378,000	6,634
	Gruma SAB de CV Class B	362,028	6,519
	Promotora y Operadora de Infraestructura SAB de CV	385,752	6,032
	Megacable Holdings SAB de CV	1,667,613	5,836
	Corp. Inmobiliaria Vesta SAB de CV	1,857,847	5,745
	Sigma Foods SAB de CV	5,491,257	5,427
[2]	Banco del Bajio SA	1,772,943	5,208
	Regional SAB de CV	557,348	4,975
	Grupo Comercial Chedraui SA de CV	629,148	4,319
	Qualitas Controladora SAB de CV	441,949	4,122
	GCC SAB de CV	363,900	3,938
	Alsea SAB de CV	1,061,110	3,241
	Concentradora Fibra Danhos SA de CV	1,828,314	2,849
	El Puerto de Liverpool SAB de CV Class C1	425,308	2,550
*	Orbia Advance Corp. SAB de CV	1,883,356	1,995
*	Alpek SAB de CV	3,720,348	1,933
	Operadora De Sites Mexicanos SAB de CV Class A-1	1,279,646	1,190
	Becle SAB de CV	1,024,016	1,077
			531,908
Netherlands (3.0%)
	ASML Holding NV	876,980	1,257,506
	ING Groep NV	6,623,083	195,321
	Prosus NV	2,729,496	156,949
*,2	Adyen NV	59,149	87,709
	ASM International NV	103,580	86,990
	Koninklijke Ahold Delhaize NV	1,994,418	77,982
	Universal Music Group NV	2,097,040	51,414
	ArcelorMittal SA	941,651	51,139
	Heineken NV	616,154	50,863
	Koninklijke Philips NV	1,710,152	49,108
	Wolters Kluwer NV	515,898	48,444
[2]	ABN AMRO Bank NV	1,289,940	47,526
	NN Group NV	586,397	46,482
	Koninklijke KPN NV	8,433,040	41,301
	DSM-Firmenich AG	406,934	32,088
	BE Semiconductor Industries NV	157,660	30,688
	Akzo Nobel NV	376,496	26,376
	ASR Nederland NV	351,693	25,544
	Aegon Ltd.	3,023,458	23,748
*	Magnum Ice Cream Co. NV (AQEU)	1,075,680	19,118
	Heineken Holding NV	253,435	18,838
	EXOR NV	194,410	15,962
	JDE Peet's NV	342,339	12,888
[1]	IMCD NV	131,232	12,267
*,1	InPost SA	563,844	8,838
	Randstad NV	244,537	8,751
[2]	CVC Capital Partners plc	469,085	8,334
[2]	CTP NV	284,312	6,198
	Koninklijke Vopak NV	120,688	6,023
*	CSG NV	26,657	966
			2,505,361
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,285,147	30,023
	Auckland International Airport Ltd.	3,721,462	18,544
	Infratil Ltd.	2,051,406	13,646
	Contact Energy Ltd.	1,885,350	10,626
	Meridian Energy Ltd.	2,755,818	9,349
	Mainfreight Ltd.	177,726	7,194
	EBOS Group Ltd.	413,244	6,402
	Mercury NZ Ltd.	1,430,467	5,457
	Spark New Zealand Ltd.	3,858,656	5,252
*	Fletcher Building Ltd.	2,300,938	5,173
*	Ryman Healthcare Ltd.	1,988,153	3,332
	Air New Zealand Ltd.	3,302,852	1,153
			116,151

		Shares	Market Value ($000)
Norway (0.4%)
	DNB Bank ASA	1,812,121	51,960
	Equinor ASA	1,513,453	40,679
	Kongsberg Gruppen ASA	915,909	31,463
	Norsk Hydro ASA	2,867,173	25,454
	Telenor ASA	1,400,625	23,604
	Mowi ASA	965,797	22,264
	Aker BP ASA	689,903	20,309
	Orkla ASA	1,484,848	17,667
	Yara International ASA	364,885	16,771
	Gjensidige Forsikring ASA	407,589	11,601
	Salmar ASA	153,873	9,166
	Vend Marketplaces ASA Class B	320,625	8,877
	Var Energi ASA	1,653,949	6,048
	Aker ASA Class A	45,274	4,170
			290,033
Philippines (0.1%)
	International Container Terminal Services Inc.	2,428,825	26,603
	Bdo Unibank Inc.	5,161,620	11,830
	Bank of the Philippine Islands	4,346,939	9,156
	SM Prime Holdings Inc.	22,898,023	8,384
	Ayala Corp.	640,217	5,502
	Ayala Land Inc.	15,068,301	5,433
	Metropolitan Bank & Trust Co.	3,930,006	4,874
	PLDT Inc.	213,156	4,865
	Manila Electric Co.	467,278	4,676
	Jollibee Foods Corp.	1,007,258	3,506
	JG Summit Holdings Inc.	6,112,620	2,892
	GT Capital Holdings Inc.	208,538	2,375
	Universal Robina Corp.	1,841,919	2,218
	Globe Telecom Inc.	68,543	1,837
	Aboitiz Power Corp.	2,059,000	1,502
	Converge Information & Communications Technology Solutions Inc.	5,311,900	1,399
	DMCI Holdings Inc.	7,547,978	1,389
	Puregold Price Club Inc.	2,193,192	1,329
	LT Group Inc.	4,594,616	1,246
	Semirara Mining & Power Corp.	1,938,400	1,050
	ACEN Corp.	21,661,781	973
[2]	Monde Nissin Corp.	9,449,400	913
	Megaworld Corp.	17,582,985	656
	Bloomberry Resorts Corp.	7,107,641	343
			104,951
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,910,756	49,701
	ORLEN SA	1,295,247	39,366
*	KGHM Polska Miedz SA	305,515	28,348
	Powszechny Zaklad Ubezpieczen SA	1,264,635	24,883
	Bank Polska Kasa Opieki SA	392,809	23,890
	LPP SA	2,846	15,717
	Santander Bank Polska SA	93,836	14,721
*,2	Allegro.eu SA	1,778,352	14,609
*,2	Dino Polska SA	1,064,119	11,258
*	mBank SA	29,127	8,496
			230,989
Portugal (0.1%)
	EDP SA	6,652,264	34,016
	Banco Comercial Portugues SA Class R	20,089,254	21,745
	Galp Energia SGPS SA	925,834	18,422
	Jeronimo Martins SGPS SA	613,036	14,456
	EDP Renovaveis SA	695,147	10,560
			99,199
Qatar (0.2%)
	Qatar National Bank QPSC	9,684,176	52,763
	Qatar Islamic Bank QPSC	4,023,761	27,635
	Industries Qatar QSC	4,393,740	15,336
	Commercial Bank PSQC	7,520,102	9,829
	Al Rayan Bank	13,784,691	8,611
	Ooredoo QPSC	2,062,540	8,111

		Shares	Market Value ($000)
	Qatar Gas Transport Co. Ltd.	6,084,033	8,014
	Qatar Navigation QSC	2,178,079	6,767
	Qatar International Islamic Bank QSC	1,935,769	6,074
	Qatar Fuel QSC	1,340,275	5,707
	Nebras Energy	1,078,847	4,538
	Dukhan Bank	4,602,004	4,505
	Mesaieed Petrochemical Holding Co.	11,598,859	3,486
	Barwa Real Estate Co.	4,560,411	3,430
	Qatar Aluminum Manufacturing Co.	6,178,477	3,215
	Vodafone Qatar PQSC	3,538,835	2,479
*	Estithmar Holding QPSC	1,797,426	1,989
*	Ezdan Holding Group QSC	3,485,081	995
			173,484
Romania (0.0%)
	Banca Transilvania SA	2,075,307	15,652
	OMV Petrom SA	33,872,314	8,019
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	196,973	6,325
	Societatea Energetica Electrica SA	319,324	2,360
	Societatea Nationala Nuclearelectrica SA	114,999	1,932
*	MED Life SA	562,576	1,728
	One United Properties SA	90,126	720
			36,736
Russia (0.0%)
*,3	Inter RAO UES PJSC	68,280,500	—
*,3	Polyus PJSC (Registered) GDR	1	—
*,3	Sberbank of Russia PJSC ADR (XLON)	1,098,895	—
*,3	Sberbank of Russia PJSC	15,141,656	—
*,3	Moscow Exchange MICEX-RTS PJSC	2,697,004	—
*,3	GMK Norilskiy Nickel PAO	2,264,300	—
*,3	Surgutneftegas PJSC ADR	2,397	—
*,3	Severstal PAO GDR (Registered)	297,905	—
*,3	VTB Bank PJSC GDR (Registered)	1,904,444	—
*,1,3	Rostelecom PJSC ADR	4,260	—
*,3	Alrosa PJSC	4,689,820	—
*,3	PhosAgro PJSC (MISX)	16,169	—
*,3	United Co. RUSAL International PJSC	4,778,250	—
*,3	Sistema PJSFC (Registered) GDR	185,097	—
*,3	Unipro PAO	22,147,100	—
*,3	Polyus PJSC	531,860	—
*,3	Raspadskaya PAO	120,950	—
*,3	RusHydro PJSC	217,254,634	—
*,3	Aeroflot PJSC	1,875,381	—
*,3	Rostelecom PJSC	1,223,758	—
*,3	Tatneft PJSC	470,953	—
*,3	Novolipetsk Steel PJSC	2,190,647	—
*,3	Mobile TeleSystems PJSC	1,107,812	—
*,3	Magnit PJSC	66,366	—
*,3	Novatek PJSC	2,025,468	—
*,3	Gazprom PJSC	6,439,237	—
*,3	Mosenergo PJSC	17,082,000	—
*,3	Federal Grid Co. - Rosseti PJSC	854,069,401	—
*,3	Lukoil PJSC	221,305	—
*,3	M Video PJSC	79,232	—
*,3	Rosneft Oil Co. PJSC	466,895	—
*,3	Magnitogorsk Iron & Steel Works PJSC	3,955,368	—
*,3	VTB Bank PJSC	1,105,843	—
*,3	Sistema AFK PAO	1,475,900	—
*,3	Severstal PAO PJSC	69,236	—
*,3	Surgutneftegas PAO	3,872,600	—
*,3	Credit Bank of Moscow PJSC	22,920,900	—
*,3	Sovcomflot PJSC	702,230	—
*,2,3	Segezha Group PJSC	4,388,900	—
*,3	PhosAgro PJSC	1,038	—
*,3	PhosAgro PJSC GDR (Registered)	161,274	—
			—
Saudi Arabia (1.0%)
	Al Rajhi Bank	4,354,991	124,362
[2]	Saudi Arabian Oil Co.	13,197,257	90,721
	Saudi National Bank	6,472,011	77,375

		Shares	Market Value ($000)
*	Saudi Arabian Mining Co.	2,986,780	60,685
	Saudi Telecom Co.	4,187,882	49,713
	Saudi Basic Industries Corp.	1,997,453	30,273
*	ACWA Power Co.	502,258	25,066
	Riyad Bank	3,259,475	24,461
	Saudi Awwal Bank	2,194,739	20,854
	Alinma Bank	2,721,994	20,676
	SABIC Agri-Nutrients Co.	516,148	17,197
	Dr Sulaiman Al Habib Medical Services Group Co.	226,645	15,807
	Etihad Etisalat Co.	837,446	15,759
	Banque Saudi Fransi	2,710,036	13,045
	Almarai Co. JSC	1,092,625	12,889
	Arab National Bank	1,964,012	11,920
	Bank AlBilad	1,632,154	11,557
	Elm Co.	53,617	11,090
*	Umm Al Qura for Development & Construction Co.	1,549,500	7,973
	Bupa Arabia for Cooperative Insurance Co.	172,258	7,568
	Saudi Electricity Co.	1,733,048	6,653
	Co. for Cooperative Insurance	163,250	5,957
*	Dar Al Arkan Real Estate Development Co.	1,181,071	5,887
*	Jabal Omar Development Co.	1,278,726	5,625
	Makkah Construction & Development Co.	217,156	5,237
	Saudi Investment Bank	1,366,082	5,099
	Riyadh Cables Group Co.	146,397	5,095
	Jarir Marketing Co.	1,310,626	4,986
	Bank Al-Jazira	1,427,839	4,769
	Saudi Tadawul Group Holding Co.	107,258	4,593
	Yanbu National Petrochemical Co.	612,144	4,409
	SAL Saudi Logistics Services	85,420	4,106
	Ades Holding Co.	757,582	3,882
	Mouwasat Medical Services Co.	204,393	3,794
	Arabian Internet & Communications Services Co.	58,445	3,653
	Aldrees Petroleum & Transport Services Co.	108,181	3,445
	Dallah Healthcare Co.	102,232	3,372
	Astra Industrial Group Co.	81,684	3,266
	Sahara International Petrochemical Co.	772,408	3,156
	Saudi Aramco Base Oil Co.	111,634	3,112
	Mobile Telecommunications Co. Saudi Arabia	967,439	2,854
	Taiba Investments Co.	284,215	2,778
	Nahdi Medical Co.	105,372	2,767
*	Saudi Research & Media Group	85,699	2,735
[2]	Arabian Centres Co. Ltd.	499,064	2,601
	Saudi Industrial Investment Group	730,883	2,439
*	Al Rajhi Co. for Co-operative Insurance	107,289	2,377
	Jamjoom Pharmaceuticals Factory Co.	61,701	2,302
	Saudia Dairy & Foodstuff Co.	33,140	2,140
*	Seera Group Holding	294,070	2,100
*	Saudi Kayan Petrochemical Co.	1,604,196	2,096
*	Savola Group	324,969	2,070
	United Electronics Co.	83,689	1,961
	Saudi Ground Services Co.	198,237	1,959
	Saudi Airlines Catering Co.	89,730	1,938
*	Advanced Petrochemical Co.	276,994	1,916
*	flynas Co. SJSC	113,510	1,844
*	National Industrialization Co. Class C	728,755	1,811
*	Rabigh Refining & Petrochemical Co.	928,365	1,762
	Arabian Drilling Co.	60,982	1,707
	Abdullah Al Othaim Markets Co.	959,368	1,703
	Saudi Cement Co.	164,014	1,575
	Yamama Cement Co.	217,730	1,561
	Leejam Sports Co. JSC	55,848	1,508
*	Power & Water Utility Co. for Jubail & Yanbu	169,473	1,466
*	Arabian Contracting Services Co.	41,659	1,390
	Qassim Cement Co.	119,024	1,357
*	Saudi Real Estate Co.	291,901	1,128
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	114,296	1,080
*	Emaar Economic City	379,609	997
	BinDawood Holding Co.	535,886	705
			797,714

		Shares	Market Value ($000)
Singapore (0.9%)
	DBS Group Holdings Ltd.	4,482,927	208,377
	Oversea-Chinese Banking Corp. Ltd.	7,228,902	120,647
	United Overseas Bank Ltd.	2,747,212	82,799
	Singapore Telecommunications Ltd.	15,943,030	57,533
	Keppel Ltd.	3,189,332	27,437
	Singapore Technologies Engineering Ltd.	3,330,493	25,603
	Singapore Exchange Ltd.	1,818,866	25,202
	CapitaLand Integrated Commercial Trust	13,146,814	24,682
	CapitaLand Ascendas REIT	8,447,041	18,903
	Singapore Airlines Ltd.	3,154,256	15,746
	Capitaland Investment Ltd.	5,218,828	12,635
	Wilmar International Ltd.	3,887,418	10,380
	Sembcorp Industries Ltd.	1,991,002	9,434
	UOL Group Ltd.	1,003,218	8,568
	Keppel DC REIT	4,499,765	8,063
	Mapletree Logistics Trust	7,445,878	7,922
	Venture Corp. Ltd.	613,082	7,873
	Seatrium Ltd.	4,602,415	7,633
	Mapletree Industrial Trust	4,547,942	7,539
	Genting Singapore Ltd.	12,450,990	7,188
	City Developments Ltd.	866,891	6,317
	Thai Beverage PCL	15,943,400	6,018
	SATS Ltd.	1,911,987	5,696
	Mapletree Pan Asia Commercial Trust	4,904,003	5,624
	ComfortDelGro Corp. Ltd.	4,681,491	5,409
	Suntec REIT	4,591,666	5,187
	Keppel REIT	6,591,124	5,111
	Frasers Logistics & Commercial Trust	6,055,634	4,813
	NetLink NBN Trust	6,148,016	4,730
	CapitaLand Ascott Trust	5,629,264	4,345
	Jardine Cycle & Carriage Ltd.	122,588	3,058
	Hutchison Port Holdings Trust	10,830,763	2,491
*	Yangzijiang Maritime Development Ltd.	4,888,196	2,306
	SIA Engineering Co. Ltd.	492,216	1,277
	Olam Group Ltd.	1,629,113	1,144
	StarHub Ltd.	1,195,097	1,069
			758,759
South Africa (1.1%)
	Naspers Ltd. Class N	1,698,369	103,983
	Anglogold Ashanti plc	1,120,806	101,038
	Gold Fields Ltd.	1,993,961	98,611
	FirstRand Ltd.	11,820,190	67,421
	Standard Bank Group Ltd.	2,886,147	53,042
	Valterra Platinum Ltd.	589,069	52,927
	Capitec Bank Holdings Ltd.	188,911	50,721
	MTN Group Ltd.	3,675,950	40,820
	Impala Platinum Holdings Ltd.	1,998,036	37,242
	Absa Group Ltd.	1,706,751	26,894
*,1	Sibanye Stillwater Ltd.	6,177,212	26,886
	Harmony Gold Mining Co. Ltd.	1,219,161	25,905
	Sanlam Ltd.	3,568,194	22,353
	Northam Platinum Holdings Ltd.	787,304	18,758
	Bid Corp. Ltd.	750,497	18,749
	Discovery Ltd.	1,203,154	17,543
	Shoprite Holdings Ltd.	1,045,582	17,251
	Nedbank Group Ltd.	992,770	16,258
[2]	Pepkor Holdings Ltd.	7,944,307	12,981
	Remgro Ltd.	1,143,342	12,939
	NEPI Rockcastle NV	1,338,741	12,191
	Bidvest Group Ltd.	741,267	10,726
	Clicks Group Ltd.	524,274	10,445
	Reinet Investments SCA	294,779	10,161
	Old Mutual Ltd.	10,485,859	10,064
*	Sasol Ltd.	1,399,426	9,885
	Vodacom Group Ltd.	1,022,374	9,431
	OUTsurance Group Ltd.	1,878,495	8,291
	Tiger Brands Ltd.	395,854	8,230
	Growthpoint Properties Ltd.	7,020,955	7,668

		Shares	Market Value ($000)
	Woolworths Holdings Ltd.	1,987,313	6,672
	Mr Price Group Ltd.	567,628	6,233
	Exxaro Resources Ltd.	513,838	5,857
	Aspen Pharmacare Holdings Ltd.	800,512	5,326
	Investec Ltd.	473,049	3,835
	African Rainbow Minerals Ltd.	259,016	3,790
	Foschini Group Ltd.	716,153	3,754
	Kumba Iron Ore Ltd.	125,557	2,785
	Santam Ltd.	74,950	1,994
			959,660
South Korea (4.5%)
	Samsung Electronics Co. Ltd. (XKRX)	10,472,483	1,156,945
	SK Hynix Inc.	1,205,394	752,620
[1]	Hyundai Motor Co.	297,551	103,579
*	SK Square Co. Ltd.	199,678	78,164
*	Hanwha Aerospace Co. Ltd.	75,663	68,110
	NAVER Corp.	332,565	63,214
*,1	Doosan Enerbility Co. Ltd.	983,495	61,396
	Kia Corp.	528,322	56,215
	KB Financial Group Inc.	531,676	49,764
[1]	Celltrion Inc.	329,068	47,891
	Hana Financial Group Inc.	598,913	41,614
	Hyundai Mobis Co. Ltd.	129,284	40,396
	Shinhan Financial Group Co. Ltd.	679,436	39,709
	Samsung C&T Corp.	176,195	36,729
*,1	Samsung SDI Co. Ltd. (XKRX)	135,454	36,461
*,2	Samsung Biologics Co. Ltd.	26,409	31,915
	Woori Financial Group Inc.	1,494,153	31,256
	HD Hyundai Electric Co. Ltd.	49,018	30,031
	Kakao Corp.	683,239	29,041
*	Samsung Heavy Industries Co. Ltd.	1,409,295	28,723
[1]	Korea Shipbuilding & Offshore Engineering Co. Ltd.	99,710	28,560
[1]	Hyundai Heavy Industries Co. Ltd.	69,551	27,683
*	Hanwha Ocean Co. Ltd.	279,259	26,818
	Hyundai Rotem Co. Ltd.	161,264	25,785
*,1	LG Energy Solution Ltd.	92,080	25,312
*,1	Alteogen Inc.	87,764	25,098
	KT&G Corp.	234,289	25,057
[1]	Ecopro Co. Ltd.	222,724	24,986
	KB Financial Group Inc. ADR (XNYS)	258,988	24,337
[1]	Samsung Fire & Marine Insurance Co. Ltd.	68,780	23,913
	POSCO Holdings Inc.	99,174	23,798
	Samsung Electro-Mechanics Co. Ltd.	122,637	23,585
	Samsung Life Insurance Co. Ltd.	174,949	22,779
	LG Chem Ltd. (XKRX)	100,252	21,526
*,1	Hyosung Heavy Industries Corp.	11,620	20,841
	SK Inc.	80,470	18,583
	Korea Aerospace Industries Ltd.	157,078	18,307
*,1	Ecopro BM Co. Ltd.	107,895	17,283
*	Korea Electric Power Corp.	405,068	16,338
[1]	LG Electronics Inc. (XKRX)	233,784	16,029
	POSCO Holdings Inc. (XNYS) ADR	266,523	15,810
	Shinhan Financial Group Co. Ltd. ADR	268,016	15,633
	HD Hyundai Co. Ltd.	91,706	14,883
	Hyundai Glovis Co. Ltd.	82,669	13,938
	Korea Investment Holdings Co. Ltd.	90,757	13,577
[1]	Hanmi Semiconductor Co. Ltd.	92,898	13,438
[1]	Mirae Asset Securities Co. Ltd.	445,119	13,196
[1]	Meritz Financial Group Inc.	162,498	13,139
*	LS Electric Co. Ltd.	33,687	13,128
[1]	Korea Zinc Co. Ltd.	9,951	12,963
[1]	HYBE Co. Ltd.	48,567	12,552
	LG Corp.	190,933	12,120
[1]	SK Innovation Co. Ltd.	155,092	12,032
[1]	Hyundai Engineering & Construction Co. Ltd.	160,953	11,425
*,1	POSCO Future M Co. Ltd.	73,201	11,326
*	Krafton Inc.	60,206	10,570
*	Hanwha Systems Co. Ltd.	161,165	10,541
	Samsung SDS Co. Ltd.	87,456	10,487

		Shares	Market Value ($000)
*,1	HLB Inc.	263,623	10,111
*	LIG Nex1 Co. Ltd.	29,675	9,898
	DB Insurance Co. Ltd.	96,650	9,542
*,1	Yuhan Corp.	122,778	9,177
[1]	Doosan Co. Ltd.	15,343	8,992
[1]	Samsung Securities Co. Ltd.	138,006	8,662
	Industrial Bank of Korea	551,218	8,469
[1]	HMM Co. Ltd.	598,870	8,301
[1]	Samyang Foods Co. Ltd.	9,039	7,387
	Samsung E&A Co. Ltd.	345,368	7,352
	Korea Electric Power Corp. ADR	343,598	6,944
*,1	Coway Co. Ltd.	117,563	6,802
*	S-Oil Corp.	91,930	6,754
	Hankook Tire & Technology Co. Ltd.	151,685	6,709
[1]	KakaoBank Corp.	417,461	6,622
*	Korean Air Lines Co. Ltd.	401,370	6,471
	BNK Financial Group Inc.	547,571	6,310
[1]	Amorepacific Corp.	64,395	6,198
*,1	Samsung Episholdings Co. Ltd.	14,147	5,956
	LS Corp.	37,066	5,845
	NH Investment & Securities Co. Ltd.	289,689	5,431
[1]	LG Innotek Co. Ltd.	31,195	5,297
*	LG Display Co. Ltd.	641,542	5,173
	LG Uplus Corp.	464,611	5,162
*,1	SK Biopharmaceuticals Co. Ltd.	62,171	5,073
*,1	L&F Co. Ltd.	55,801	4,861
*	Hanwha Corp. (XKRX)	60,976	4,841
[1]	Hyundai Autoever Corp.	15,047	4,824
*,1	Hanmi Pharm Co. Ltd.	13,829	4,656
	GS Holdings Corp.	95,945	4,570
	NCSoft Corp.	27,965	4,548
	HD Hyundai Marine Solution Co. Ltd.	35,466	4,497
*,1	Hanwha Solutions Corp.	235,508	4,496
	CJ Corp.	29,358	4,434
[1]	Doosan Bobcat Inc.	108,308	4,409
[1]	Posco International Corp.	101,689	4,391
[1]	LG CNS Co. Ltd.	89,442	4,314
*,1	Hanjin Kal Corp.	52,337	4,087
	Hyundai Steel Co.	187,049	4,060
[1]	Orion Corp.	48,803	3,973
[1]	LG H&H Co. Ltd. (XKRX)	20,086	3,650
	iM Financial Group Co. Ltd.	313,261	3,368
*,1	SKC Co. Ltd.	40,755	3,292
*	Kumho Petrochemical Co. Ltd.	32,047	3,201
*,1	Hanwha Vision Co. Ltd.	74,834	3,190
[1]	Posco DX Co. Ltd.	118,811	3,185
	HL Mando Co. Ltd.	70,451	3,122
[1]	KCC Corp.	9,225	3,120
	Kangwon Land Inc.	255,338	3,088
*,1	Pearl Abyss Corp.	75,361	2,987
*,1	Kakaopay Corp.	64,120	2,801
	E-MART Inc.	42,215	2,665
*	Cheil Worldwide Inc.	171,827	2,617
	CJ CheilJedang Corp. (XKRX)	17,386	2,571
	Misto Holdings Corp.	78,286	2,549
*	Hyundai Marine & Fire Insurance Co. Ltd.	129,920	2,533
*,1	Ecopro Materials Co. Ltd.	54,291	2,528
	S-1 Corp.	44,113	2,443
[1]	Celltrion Pharm Inc.	47,156	2,384
	Lotte Chemical Corp.	40,124	2,316
*,1	Hotel Shilla Co. Ltd.	69,269	2,218
*,2	Netmarble Corp.	57,286	2,096
*,1	SK Bioscience Co. Ltd.	59,153	2,079
	Samsung Card Co. Ltd.	52,299	2,062
*,1	NongShim Co. Ltd.	6,708	1,891
*	KEPCO Plant Service & Engineering Co. Ltd.	46,725	1,811
	GS Engineering & Construction Corp.	137,498	1,785
*	Pan Ocean Co. Ltd.	524,689	1,709
	BGF retail Co. Ltd.	19,601	1,651
*	Korea Gas Corp.	56,024	1,557

		Shares	Market Value ($000)
*,1	F&F Co. Ltd.	28,717	1,452
	CJ Logistics Corp.	19,675	1,415
	Lotte Corp.	64,529	1,402
*	Hanwha Life Insurance Co. Ltd.	578,932	1,400
	Lotte Shopping Co. Ltd.	23,773	1,387
*	Green Cross Corp.	11,662	1,332
*	Hanmi Science Co. Ltd.	40,423	1,192
*,1	Hanon Systems	510,520	1,160
[1]	Dongsuh Cos. Inc.	63,865	1,152
	GS Retail Co. Ltd.	74,276	1,141
*,1,2	SK IE Technology Co. Ltd.	57,232	1,082
	Amorepacific Holdings Corp.	51,480	1,023
	Otoki Corp.	3,765	1,007
*	Kakao Games Corp.	81,336	1,000
*,1	Hite Jinro Co. Ltd.	81,252	992
*,3	Kum Yang Co. Ltd.	34,122	235
			3,811,589
Spain (2.2%)
	Banco Santander SA	33,033,424	421,773
	Iberdrola SA (XMAD)	14,848,182	333,828
	Banco Bilbao Vizcaya Argentaria SA	12,624,427	320,454
	Industria de Diseno Textil SA	2,463,609	160,307
	CaixaBank SA	7,994,555	105,529
	Ferrovial SE	1,052,779	71,110
	Amadeus IT Group SA	986,324	66,130
	Repsol SA	2,449,511	48,258
[2]	Aena SME SA	1,540,705	47,850
	ACS Actividades de Construccion y Servicios SA (SGMU)	397,266	44,572
	Banco de Sabadell SA	11,142,622	43,710
*,2	Cellnex Telecom SA	1,262,171	39,039
	Telefonica SA	9,109,429	36,878
	Endesa SA	701,534	25,897
	Bankinter SA	1,389,972	23,727
	Naturgy Energy Group SA	553,954	17,395
	Redeia Corp. SA	911,457	15,752
	Merlin Properties Socimi SA	845,315	12,581
	Acciona SA	53,748	11,551
	Mapfre SA	2,067,733	9,461
	Grifols SA	618,930	7,918
*	Iberdrola SA	200,230	4,492
	Corp. ACCIONA Energias Renovables SA	88,132	2,231
			1,870,443
Sweden (2.0%)
	Investor AB Class B	3,794,282	146,306
	Volvo AB Class B	3,509,232	127,516
	Atlas Copco AB Class A	5,743,830	118,450
	Sandvik AB	2,292,180	90,510
	Assa Abloy AB Class B	2,163,196	87,467
	Skandinaviska Enskilda Banken AB Class A	3,394,810	72,969
	Swedbank AB Class A	1,799,364	69,960
	Telefonaktiebolaget LM Ericsson Class B	6,075,142	65,795
	Saab AB Class B	799,609	62,388
	Atlas Copco AB Class B	3,226,474	58,037
	Hexagon AB Class B	4,577,412	51,610
	Svenska Handelsbanken AB Class A	3,231,238	50,941
	Investor AB Class A (XSTO)	1,192,617	45,645
	EQT AB	1,194,484	45,337
*	Boliden AB	621,686	43,535
	Epiroc AB Class A	1,426,936	40,002
	Essity AB Class B	1,305,969	38,668
	Alfa Laval AB	606,943	35,156
	Telia Co. AB	5,088,641	23,247
	Skanska AB Class B	741,788	22,530
	Tele2 AB Class B	1,216,852	22,388
[1]	H & M Hennes & Mauritz AB Class B	1,078,805	21,603
	Epiroc AB Class B	809,260	20,181
	SKF AB Class B	744,068	19,455
	Trelleborg AB Class B	462,172	18,702
	Industrivarden AB Class C	373,088	18,678

		Shares	Market Value ($000)
[2]	Evolution AB	281,360	18,277
	Securitas AB Class B	1,051,724	17,392
	Lifco AB Class B	488,763	16,795
	AddTech AB Class B	507,616	16,482
	Svenska Cellulosa AB SCA Class B	1,311,550	16,422
*	Swedish Orphan Biovitrum AB	429,158	16,297
	Beijer Ref AB	1,033,987	14,719
	Volvo AB Class A	398,085	14,464
	Indutrade AB	601,980	14,132
	Nibe Industrier AB Class B	3,264,174	12,504
	SSAB AB Class B	1,506,070	12,389
*	Fastighets AB Balder Class B	1,552,039	11,706
	AAK AB	406,926	11,387
	Industrivarden AB Class A	215,651	10,780
	Getinge AB Class B	491,186	10,763
	L E Lundbergforetagen AB Class B	167,576	9,982
	Sagax AB Class B	450,430	9,932
*	Verisure plc	596,684	9,739
	Castellum AB	774,943	9,580
	Axfood AB	232,557	7,968
	Sweco AB Class B	448,341	7,428
	Investment AB Latour Class B	295,915	7,369
	Holmen AB Class B	188,083	7,050
*,1	Volvo Car AB Class B	1,400,655	4,674
	SSAB AB Class A	296,427	2,451
[1]	Svenska Handelsbanken AB Class B	70,889	1,858
	Sagax AB Class D	362,513	1,382
	Skandinaviska Enskilda Banken AB Class C	115	3
			1,711,001
Switzerland (5.5%)
	Roche Holding AG	1,566,662	712,423
	Novartis AG (Registered)	4,276,371	634,484
	Nestle SA (Registered)	5,636,135	537,837
	UBS Group AG (Registered)	7,105,480	336,199
	ABB Ltd. (Registered)	3,501,219	301,448
	Cie Financiere Richemont SA Class A (Registered)	1,178,639	228,785
	Zurich Insurance Group AG	316,666	225,283
	Holcim AG	1,085,022	111,832
	Swiss Re AG	655,155	104,683
	Lonza Group AG (Registered)	152,980	103,942
	Alcon AG	1,101,727	89,176
	Sandoz Group AG	919,574	72,854
	Galderma Group AG	383,561	71,495
	Swiss Life Holding AG (Registered)	63,305	69,417
	Givaudan SA (Registered)	17,048	65,899
	Sika AG (Registered)	342,630	65,747
	Partners Group Holding AG	47,868	65,270
*	Amrize Ltd.	1,110,288	58,734
	Geberit AG (Registered)	73,071	55,796
	Swisscom AG (Registered)	56,739	46,587
	Helvetia Baloise Holding AG (Registered)	179,728	45,583
	SGS SA (Registered)	369,446	44,466
[2]	VAT Group AG	60,052	38,834
	Julius Baer Group Ltd.	455,999	38,090
	Chocoladefabriken Lindt & Spruengli AG (Registered)	238	35,179
	Schindler Holding AG (XSWX)	89,911	34,692
	Chocoladefabriken Lindt & Spruengli AG	2,184	31,387
	Sonova Holding AG (Registered)	109,634	30,005
	Roche Holding AG (Bearer) Class BR	64,699	29,899
	Swiss Prime Site AG (Registered)	171,470	29,191
	Straumann Holding AG (Registered)	240,340	28,906
	Logitech International SA (Registered)	327,508	28,216
	Belimo Holding AG (Registered)	21,944	24,002
	Kuehne & Nagel International AG (Registered)	103,239	23,906
	PSP Swiss Property AG (Registered)	103,125	20,699
	Schindler Holding AG (Registered)	44,986	16,545
	Swatch Group AG (Bearer) Class BR	65,365	15,422
	Swissquote Group Holding SA (Registered)	25,103	14,291
[1]	Barry Callebaut AG (Registered)	7,873	13,888

		Shares	Market Value ($000)
	Flughafen Zurich AG (Registered)	43,263	13,437
	Avolta AG	203,002	12,428
	EMS-Chemie Holding AG (Registered)	15,523	12,069
	Georg Fischer AG (Registered)	176,899	11,791
	SIG Group AG	725,358	11,224
	Adecco Group AG (Registered)	360,234	10,586
	Temenos AG (Registered)	119,431	10,555
	Banque Cantonale Vaudoise (Registered)	61,958	8,385
	BKW AG	43,210	8,169
	VZ Holding AG	32,085	6,289
	DKSH Holding AG	77,762	5,706
	Emmi AG (Registered)	4,691	4,752
	Bachem Holding AG	50,265	4,556
	Swatch Group AG (Registered)	87,026	4,123
			4,625,162
Taiwan (6.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	54,139,873	2,993,713
	Hon Hai Precision Industry Co. Ltd.	27,090,823	187,263
	MediaTek Inc.	3,265,700	181,150
	Delta Electronics Inc.	4,286,676	163,589
	ASE Technology Holding Co. Ltd.	7,279,449	67,678
	CTBC Financial Holding Co. Ltd.	39,190,939	63,142
	Fubon Financial Holding Co. Ltd.	18,521,444	53,186
[1]	Quanta Computer Inc.	5,861,598	51,601
	Cathay Financial Holding Co. Ltd.	20,788,620	49,529
	Accton Technology Corp.	1,097,000	38,355
[1]	E.Sun Financial Holding Co. Ltd.	34,074,857	36,083
	Unimicron Technology Corp.	2,951,330	35,082
	TS Financial Holding Co. Ltd.	48,357,582	34,755
	Elite Material Co. Ltd.	623,000	33,793
	Yuanta Financial Holding Co. Ltd.	24,182,667	32,942
	Asia Vital Components Co. Ltd.	717,000	32,575
	Mega Financial Holding Co. Ltd.	26,203,732	32,221
[1]	United Microelectronics Corp.	15,400,978	30,644
	Yageo Corp.	3,446,516	30,089
[1]	Wistron Corp.	6,714,445	27,478
*	Winbond Electronics Corp.	6,927,220	27,393
	Nan Ya Plastics Corp.	10,942,615	26,159
[1]	Wiwynn Corp.	229,000	25,669
*,1	Nanya Technology Corp.	2,483,600	25,141
	Chroma ATE Inc.	816,000	25,056
	Uni-President Enterprises Corp.	10,932,487	24,872
[1]	Asustek Computer Inc.	1,538,026	24,162
	SinoPac Financial Holdings Co. Ltd.	26,454,019	23,962
	King Yuan Electronics Co. Ltd.	2,535,000	23,487
	Lite-On Technology Corp.	4,296,767	22,086
	First Financial Holding Co. Ltd.	24,064,973	21,969
[1]	United Microelectronics Corp. ADR	2,152,554	21,913
	Hua Nan Financial Holdings Co. Ltd. Class C	20,649,735	21,662
	Chunghwa Telecom Co. Ltd.	4,969,207	21,072
	KGI Financial Holding Co. Ltd.	35,016,305	20,023
[1]	ASPEED Technology Inc.	66,400	18,569
	Taiwan Cooperative Financial Holding Co. Ltd.	23,156,243	17,306
	Alchip Technologies Ltd.	176,000	17,280
[1]	Realtek Semiconductor Corp.	1,115,768	17,071
	China Steel Corp.	25,109,234	16,521
[1]	Jentech Precision Industrial Co. Ltd.	184,000	16,302
[1]	Gold Circuit Electronics Ltd.	741,000	16,181
[1]	Largan Precision Co. Ltd.	211,848	16,146
[1]	Bizlink Holding Inc.	395,000	16,041
[1]	Novatek Microelectronics Corp.	1,313,916	15,590
	Chunghwa Telecom Co. Ltd. ADR	362,520	15,400
*	Powerchip Semiconductor Manufacturing Corp.	7,162,000	15,367
	PharmaEssentia Corp.	626,120	15,285
	Global Unichip Corp.	183,000	15,015
[1]	Evergreen Marine Corp. Taiwan Ltd.	2,409,520	14,231
[1]	Formosa Plastics Corp.	9,329,873	13,976
	TCC Group Holdings Co. Ltd.	14,863,726	12,436
[1]	King Slide Works Co. Ltd.	126,000	12,404

		Shares	Market Value ($000)
	Powertech Technology Inc.	1,542,000	12,210
*	Caliway Biopharmaceuticals Co. Ltd.	2,200,000	11,500
	Airtac International Group	309,773	11,211
[1]	International Games System Co. Ltd. Class C	492,000	11,173
[1]	Innolux Corp.	16,267,392	11,160
	Far EasTone Telecommunications Co. Ltd.	3,910,643	11,001
	Chailease Holding Co. Ltd.	3,309,850	10,909
	Hotai Motor Co. Ltd.	617,860	10,651
	Shanghai Commercial & Savings Bank Ltd.	8,483,048	10,626
	Chang Hwa Commercial Bank Ltd.	16,332,397	10,572
	Taiwan Mobile Co. Ltd.	3,151,713	10,568
[1]	Vanguard International Semiconductor Corp.	2,320,963	10,521
	Formosa Chemicals & Fibre Corp.	7,409,306	9,919
	E Ink Holdings Inc.	1,780,000	9,895
	Zhen Ding Technology Holding Ltd.	1,592,000	9,811
	Fortune Electric Co. Ltd.	319,200	9,742
[1]	Compal Electronics Inc.	9,321,510	9,620
	Advantech Co. Ltd.	1,010,687	9,538
	Pegatron Corp.	4,273,038	9,423
[1]	Walsin Lihwa Corp.	6,828,736	9,346
[1]	Gigabyte Technology Co. Ltd.	1,211,000	8,909
[1]	Globalwafers Co. Ltd.	562,000	8,836
[1]	eMemory Technology Inc.	149,000	8,582
[1]	Lotes Co. Ltd.	185,000	8,332
[1]	Inventec Corp.	5,675,064	8,056
	President Chain Store Corp.	1,169,904	7,944
[1]	Teco Electric & Machinery Co. Ltd.	3,092,000	7,887
	Taiwan Business Bank	15,713,529	7,657
[1]	Catcher Technology Co. Ltd.	1,179,153	7,531
[1]	WT Microelectronics Co. Ltd.	1,519,000	7,499
	Eva Airways Corp.	5,966,188	7,062
	WPG Holdings Ltd.	3,402,000	6,919
[1]	Yang Ming Marine Transport Corp.	3,864,000	6,556
[1]	Silergy Corp.	731,000	6,453
[1]	Wan Hai Lines Ltd.	2,661,812	6,234
	Far Eastern New Century Corp.	6,572,819	5,787
	Nan Ya Printed Circuit Board Corp.	471,000	5,736
	Asia Cement Corp.	5,125,519	5,719
[1]	Win Semiconductors Corp.	762,000	5,635
	Synnex Technology International Corp.	2,666,889	5,527
	Hiwin Technologies Corp.	660,664	5,178
[1]	Eclat Textile Co. Ltd.	411,398	5,147
[1]	Chicony Electronics Co. Ltd.	1,377,337	5,092
[1]	Acer Inc.	6,344,396	5,041
[1]	Nien Made Enterprise Co. Ltd.	369,000	4,979
	Pou Chen Corp.	4,983,125	4,817
[1]	AUO Corp.	10,594,600	4,589
	Formosa Petrochemical Corp.	2,650,580	4,504
	Sino-American Silicon Products Inc.	1,187,000	4,496
	China Airlines Ltd.	6,347,913	4,466
[1]	Micro-Star International Co. Ltd.	1,505,000	4,294
	Voltronic Power Technology Corp.	151,000	4,056
	Shihlin Electric & Engineering Corp.	558,000	4,036
	Taiwan High Speed Rail Corp.	4,636,000	4,023
[1]	Cheng Shin Rubber Industry Co. Ltd.	4,125,222	4,000
	Foxconn Technology Co. Ltd.	2,164,925	3,916
	Eternal Materials Co. Ltd.	1,801,398	3,500
	Transcend Information Inc.	412,455	3,434
	Capital Securities Corp.	3,627,587	3,406
[1]	ASMedia Technology Inc.	82,000	3,344
*,1	Taiwan Glass Industry Corp.	2,152,089	3,252
	Tatung Co. Ltd.	2,518,300	3,089
	Ruentex Development Co. Ltd.	3,333,550	3,046
[1]	Feng TAY Enterprise Co. Ltd.	972,155	2,963
	Parade Technologies Ltd.	162,000	2,709
[1]	Walsin Technology Corp.	625,000	2,682
	Genius Electronic Optical Co. Ltd.	181,000	2,590
[1]	Advanced Energy Solution Holding Co. Ltd.	69,000	2,439
	Far Eastern International Bank	6,135,277	2,432
*,1	HTC Corp.	1,473,570	2,074

		Shares	Market Value ($000)
	Taiwan Fertilizer Co. Ltd.	1,352,000	1,986
	Giant Manufacturing Co. Ltd.	676,548	1,916
	Taiwan Secom Co. Ltd.	546,725	1,850
[1]	U-Ming Marine Transport Corp.	926,000	1,820
*,1	Oneness Biotech Co. Ltd.	699,876	1,459
[1]	Yulon Motor Co. Ltd.	1,217,526	1,197
[1]	momo.com Inc.	180,070	1,074
*	AUO Corp. ADR	239,639	1,018
	China Motor Corp.	540,642	951
[1]	Formosa Sumco Technology Corp.	123,000	545
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11	4
			5,290,286
Thailand (0.4%)
	Delta Electronics Thailand PCL	6,380,060	41,280
	PTT PCL	27,319,478	29,491
	Advanced Info Service PCL	2,373,296	26,321
	Kasikornbank PCL	3,084,118	18,420
	CP ALL PCL	12,129,475	16,722
	Bangkok Dusit Medical Services PCL Class F	22,933,400	14,625
*	Gulf Development PCL	9,503,067	14,136
	Airports of Thailand PCL	8,418,851	13,440
	Krung Thai Bank PCL	13,185,662	11,832
	PTT Exploration & Production PCL	2,977,561	11,640
	SCB X PCL	2,552,644	10,989
	Central Pattana PCL	5,331,782	9,754
	True Corp. PCL	17,488,712	6,441
	Bumrungrad Hospital PCL	1,209,505	6,435
	Minor International PCL	8,601,555	6,236
	Siam Cement PCL (Registered)	867,194	5,662
[1]	TMBThanachart Bank PCL	86,839,696	5,567
	SCB X PCL NVDR	1,230,600	5,297
	Charoen Pokphand Foods PCL	7,547,528	4,944
	Kasikornbank PCL NVDR	808,437	4,828
[1]	Bangkok Bank PCL NVDR	887,600	4,453
	Siam Cement PCL NVDR	674,880	4,407
	Central Retail Corp. PCL	5,989,797	3,738
	PTT Global Chemical PCL	4,705,287	3,692
	Digital Telecommunications Infrastructure Fund Class F	11,901,439	3,580
	Thai Oil PCL	2,351,502	3,198
	Banpu PCL (Registered)	17,008,608	2,892
	Indorama Ventures PCL	4,129,615	2,674
	PTT Oil & Retail Business PCL	5,610,300	2,416
	Home Product Center PCL	10,112,392	2,275
	Krungthai Card PCL	2,478,421	2,254
	Bangkok Expressway & Metro PCL	12,361,982	2,062
	Thai Union Group PCL Class F	5,448,563	2,042
	Ratch Group PCL	1,884,492	1,856
	Bangkok Bank PCL (Registered)	366,602	1,839
	Osotspa PCL	3,019,491	1,688
[1]	CP AXTRA PCL	3,430,484	1,610
	Electricity Generating PCL	427,779	1,592
	Thai Life Insurance PCL	4,201,600	1,585
	Muangthai Capital PCL	1,461,362	1,566
	Global Power Synergy PCL Class F	1,371,952	1,542
	True Corp. PCL NVDR	3,940,799	1,451
	SCG Packaging PCL	2,160,400	1,366
	Land & Houses PCL (Registered)	10,790,708	1,337
*	BTS Group Holdings PCL	17,997,537	1,243
	Carabao Group PCL Class F	846,777	1,161
	Asset World Corp. PCL	16,444,908	1,135
	Bangkok Dusit Medical Services PCL NVDR	1,238,700	790
[1]	Berli Jucker PCL	1,679,682	770
	Land & Houses PCL NVDR	4,917,800	609
[1]	Central Pattana PCL NVDR	258,400	473
*	Gulf Development PCL NVDR	280,939	418
[1]	Bumrungrad Hospital PCL NVDR	50,700	270
	Krung Thai Bank PCL NVDR	166,000	149
	Siam City Cement PCL	7,300	33
			328,226

		Shares	Market Value ($000)
Turkiye (0.3%)
	Aselsan Elektronik Sanayi Ve Ticaret A/S	2,641,904	18,486
	Akbank TAS	6,941,350	14,848
[1]	BIM Birlesik Magazalar A/S	963,162	14,699
	KOC Holding A/S	2,517,310	12,040
[1]	Turkiye Petrol Rafinerileri A/S	2,093,193	11,795
[1]	Turk Hava Yollari AO	1,304,644	9,126
	Haci Omer Sabanci Holding A/S	3,255,580	8,192
[1]	Turkcell Iletisim Hizmetleri A/S	2,823,078	7,608
*	Kiler Holding A/S	529,132	7,181
*	Yapi ve Kredi Bankasi A/S	7,406,378	6,995
[1]	Turkiye Is Bankasi A/S Class C	17,977,551	6,911
[1]	Eregli Demir ve Celik Fabrikalari TAS	7,839,577	5,075
[1]	Turkiye Garanti Bankasi A/S	1,271,540	4,720
[1]	Enka Insaat ve Sanayi A/S	1,944,090	4,368
[1]	Ford Otomotiv Sanayi A/S	1,575,853	4,119
	Turkiye Sise ve Cam Fabrikalari A/S	2,907,555	3,054
*,1	TAV Havalimanlari Holding A/S	379,259	3,037
[1]	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	811,261	2,979
	Coca-Cola Icecek A/S	1,791,834	2,970
[1]	Migros Ticaret A/S	191,654	2,807
*,1	Pegasus Hava Tasimaciligi A/S	571,771	2,685
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	749,278	2,562
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	4,195,845	2,467
*,1	Destek Finans Faktoring A/S	133,013	2,441
	AG Anadolu Grubu Holding A/S	2,550,244	2,051
[1]	Tofas Turk Otomobil Fabrikasi A/S	269,218	2,024
[1]	Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,164,260	1,843
*,2	MLP Saglik Hizmetleri A/S	163,273	1,769
*,1	Turk Altin Isletmeleri A/S	1,391,411	1,737
*	Gubre Fabrikalari TAS	152,334	1,686
*,1	Sasa Polyester Sanayi A/S	28,110,536	1,649
*,1	Turk Telekomunikasyon A/S	995,820	1,517
*	Turkiye Vakiflar Bankasi TAO Class D	1,722,760	1,453
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	1,532,835	1,451
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	40,288	1,402
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	2,032,842	1,363
*,1	Turkiye Halk Bankasi A/S	1,327,227	1,342
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	407,037	1,337
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	1,198,592	1,334
[1]	Ulker Biskuvi Sanayi A/S	422,615	1,319
[1]	Oyak Cimento Fabrikalari A/S	2,029,473	1,291
	Enerya Enerji A/S	5,259,786	1,201
*	Ral Yatirim Holding A/S	273,798	1,186
*,1	Arcelik A/S	446,463	1,173
[2]	Enerjisa Enerji A/S	477,411	1,150
*,1	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	77,468	1,147
	Is Yatirim Menkul Degerler A/S	1,030,910	1,140
	Turkiye Sigorta A/S	3,868,140	1,083
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	2,552,998	1,080
*	Petkim Petrokimya Holding A/S	2,512,871	1,067
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,907,506	1,045
*,1	Sok Marketler Ticaret A/S	652,625	975
*	Aksa Enerji Uretim A/S	569,764	967
	Anadolu Anonim Turk Sigorta Sirketi	1,457,820	959
[1]	Alarko Holding A/S	381,216	950
	LDR Turizm A/S	570,465	943
[1]	Dogus Otomotiv Servis ve Ticaret A/S	178,060	940
[1]	Cimsa Cimento Sanayi VE Ticaret A/S	770,852	914
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S	1,451,136	885
*	Turkiye Sinai Kalkinma Bankasi A/S	2,707,394	878
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	655,802	811
	Aksa Akrilik Kimya Sanayii A/S	3,163,258	806
	Dogan Sirketler Grubu Holding A/S	1,592,644	795
*	Tera Yatirim Menkul Degerler A/S	165,216	791
	Aygaz A/S	139,185	768
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	1,181,900	767
*,1	Baticim Bati Anadolu Cimento Sanayii A/S	6,782,202	753
*	Otokar Otomotiv Ve Savunma Sanayi A/S	74,739	743
*	LYDIA HOLDING A/S	179,762	738

		Shares	Market Value ($000)
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	262,652	720
	Borusan Yatirim ve Pazarlama A/S	13,562	720
	TAB Gida Sanayi Ve Ticaret A/S Class A	116,068	718
	Turk Traktor ve Ziraat Makineleri A/S	51,277	698
	Nuh Cimento Sanayi A/S	122,088	675
*	Is Gayrimenkul Yatirim Ortakligi A/S	1,170,675	650
*,1	Hektas Ticaret TAS	8,031,627	622
	Efor Yatirim Sanayi Ticaret A/S	1,166,799	611
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	298,744	573
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	568,528	544
*,1	MIA Teknoloji A/S	614,131	526
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret A/S	59,006	517
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	1,504	488
[1]	Tekfen Holding A/S	272,521	481
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	166,166	461
*	CW Enerji Muhendislik Ticaret VE Sanayi A/S	608,851	456
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	238,009	440
*	Grainturk Tarim A/S	84,721	432
	Agesa Hayat ve Emeklilik A/S	73,502	425
	Anadolu Hayat Emeklilik A/S	146,236	416
	EGE Endustri VE Ticaret A/S	2,402	409
*	Girsim Elektrik Sanayi Taahut Ve Ticaret A/S	320,197	408
	Ronesans Gayrimenkul Yatirim A/S	107,909	401
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	85,744	384
*	NET Holding A/S	340,101	376
	Akcansa Cimento A/S	81,868	367
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	1,687,458	317
	Eczacibasi Yatirim Holding Ortakligi A/S	41,251	314
*	Akfen Yenilenebilir Enerji A/S	705,934	304
	Iskenderun Demir ve Celik A/S	320,527	301
	Alfa Solar Enerji Sanayi VE Ticaret A/S	316,974	300
	Kocaer Celik Sanayi Ve Ticaret A/S	1,092,561	291
*	Ozak Gayrimenkul Yatirim Ortakligi	826,548	290
*	Altinay Savunma Teknolojileri A/S	704,471	265
*	Zorlu Enerji Elektrik Uretim A/S	3,465,007	264
*	Investco Holding A/S	44,946	256
*	Politeknik Metal Sanayi ve Ticaret A/S	1,751	254
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	309,375	201
	Celebi Hava Servisi A/S	4,779	200
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	182,651	193
*	Konya Cimento Sanayii A/S	1,813	189
	Escar Turizm Tasimacilik Ticaret A/S	260,554	168
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	78,583	165
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	225,607	146
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	624,930	118
	Visne Madencilik Uretim Sanayi VE Ticaret A/S	42,365	88
*	Can2 Termik A/S	1	—
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	1	—
*	YEO Teknoloji Enerji VE Endustri A/S	1	—
*	Izdemir Enerji Elektrik Uretim A/S	1	—
			232,530
United Arab Emirates (0.5%)
	Emaar Properties PJSC	13,846,881	56,643
	First Abu Dhabi Bank PJSC	9,854,721	49,931
	Emirates Telecommunications Group Co. PJSC	7,762,424	41,637
	Emirates NBD Bank PJSC	4,031,836	34,146
	Abu Dhabi Commercial Bank PJSC	7,025,408	29,141
	Aldar Properties PJSC	8,487,741	22,189
	Abu Dhabi Islamic Bank PJSC	3,243,097	21,509
	Dubai Islamic Bank PJSC	6,540,289	17,206
	Dubai Electricity & Water Authority PJSC	20,072,509	16,513
	Adnoc Gas plc	15,270,955	15,020
	Emaar Development PJSC	1,844,403	8,645
*	Alpha Dhabi Holding PJSC	3,518,750	8,554
	ADNOC Drilling Co. PJSC	5,833,302	8,469
	Abu Dhabi National Oil Co. for Distribution PJSC	6,759,333	7,546
	Salik Co. PJSC	4,116,335	7,153
	Air Arabia PJSC	5,060,895	6,868
*	Modon Holding PSC	7,067,997	6,511

		Shares	Market Value ($000)
	ADNOC Logistics & Services	3,558,062	5,437
*	Two Point Zero Group PJSC	8,753,239	5,379
	Dubai Investments PJSC	4,682,756	5,104
	Agility Global plc	13,335,571	4,903
	Borouge plc	6,744,873	4,794
	Pure Health Holding PJSC	4,986,794	3,707
	Parkin Co. PJSC	1,660,923	2,797
	NMDC Group PJSC	494,361	2,769
*	Abu Dhabi Ports Co. PJSC	1,941,480	2,730
	Talabat Holding plc	10,112,660	2,563
	Americana Restaurants International plc - Foreign Co. (XADS)	5,979,798	2,538
	Emirates Central Cooling Systems Corp.	4,473,124	2,143
*	Apex Investments Co. PSC	2,166,539	1,989
	Lulu Retail Holdings plc	6,695,740	1,989
	Fertiglobe plc	2,493,981	1,841
*	Presight AI Holding plc	1,744,852	1,604
*	Phoenix Group plc	5,815,653	1,567
	Dubai Financial Market PJSC	3,346,444	1,511
*	Space42 plc	2,396,290	979
*	Ghitha Holding PJSC	84,639	388
	Americana Restaurants International plc - Foreign Co.	314,626	138
			414,551
United Kingdom (8.8%)
	HSBC Holdings plc	38,258,366	674,913
	AstraZeneca plc	3,339,712	622,236
	Shell plc (XLON)	12,883,358	495,230
	Unilever plc	4,778,935	325,108
	Rolls-Royce Holdings plc	18,894,743	315,863
	British American Tobacco plc	4,740,788	286,408
	GSK plc	8,902,867	230,243
	BP plc	34,934,109	221,502
	Rio Tinto plc	2,303,360	210,145
	Barclays plc	30,999,929	206,896
	Lloyds Banking Group plc	131,833,701	196,855
	National Grid plc	11,027,213	187,347
	BAE Systems plc	6,698,284	181,838
	NatWest Group plc	18,000,987	164,075
*	Glencore plc	23,412,040	159,608
*	Reckitt Benckiser Group plc	1,513,054	126,233
	London Stock Exchange Group plc	1,101,095	122,818
	Diageo plc	4,958,336	114,093
	Compass Group plc	3,777,964	113,284
	Anglo American plc	2,371,166	109,946
	Standard Chartered plc	4,077,392	104,326
	Haleon plc	19,835,386	103,737
	3i Group plc	2,142,378	98,419
	Prudential plc (XLON)	5,735,429	94,206
	RELX plc	2,557,938	90,684
	SSE plc	2,683,676	89,199
	Tesco plc	14,072,645	81,886
	Experian plc	2,043,323	77,390
	Imperial Brands plc	1,697,603	71,499
	Vodafone Group plc	41,603,907	61,271
	Ashtead Group plc	932,716	60,048
	Aviva plc	6,766,619	58,990
	RELX plc (XLON)	1,494,869	53,393
	Next plc	256,293	46,532
	Legal & General Group plc	12,495,353	45,368
	InterContinental Hotels Group plc	318,845	43,076
	Coca-Cola Europacific Partners plc	470,257	42,956
	Halma plc	831,112	40,366
	Antofagasta plc	757,794	37,550
	Rentokil Initial plc	5,593,000	34,715
	Informa plc	2,868,156	34,612
	BT Group plc	12,534,980	32,948
	Smith & Nephew plc	1,890,144	32,214
	Segro plc	2,997,068	31,225
	International Consolidated Airlines Group SA Class DI	4,863,346	27,940
	Sage Group plc	2,123,365	27,844

		Shares	Market Value ($000)
	Centrica plc	10,460,777	27,392
	United Utilities Group plc	1,517,639	25,990
	Weir Group plc	576,258	25,453
	Smiths Group plc	727,344	24,978
	Coca-Cola HBC AG Class DI	444,713	24,152
	Endeavour Mining plc	420,032	23,908
	Melrose Industries plc (XLON)	2,778,116	23,886
	St. James's Place plc	1,132,804	23,659
	Severn Trent plc	588,985	23,657
	Marks & Spencer Group plc	4,545,073	22,794
	Diploma plc	297,123	21,646
*	Wise plc Class A	1,659,232	21,400
	Admiral Group plc	558,031	21,001
	Intertek Group plc	342,198	20,993
	IMI plc	542,820	20,498
	Fresnillo plc	411,645	20,272
	Beazley plc	1,297,879	20,163
	M&G plc	4,736,104	20,078
	Bunzl plc	715,675	20,070
	Pearson plc	1,425,177	18,745
	Kingfisher plc	3,817,502	17,593
	Associated British Foods plc	645,678	16,874
	Phoenix Group Holdings plc	1,663,192	16,858
	J Sainsbury plc	3,784,700	16,583
	Spirax Group plc	163,187	16,261
	Barratt Redrow plc	2,987,122	15,906
	Hiscox Ltd.	742,665	15,105
	ICG plc	605,545	15,068
	Land Securities Group plc	1,657,992	14,798
	Whitbread plc	383,114	14,301
[2]	Autotrader Group plc	1,913,577	14,106
	Howden Joinery Group plc	1,202,223	13,773
*,1	Metlen Energy & Metals plc	247,547	13,501
	Persimmon plc	697,170	13,426
	British Land Co. plc	2,165,384	12,351
[2]	Convatec Group plc	3,903,246	12,312
	DCC plc	191,217	12,121
*	Burberry Group plc	793,160	11,984
	Rightmove plc	1,709,856	11,575
	Berkeley Group Holdings plc	204,249	11,540
	Taylor Wimpey plc	7,893,121	11,539
	Croda International plc	308,102	11,514
[1]	Mondi plc	969,619	11,331
	Entain plc	1,323,912	10,983
	Schroders plc	1,643,809	10,181
	WPP plc	2,402,141	9,965
	UNITE Group plc	1,045,869	8,134
	Hikma Pharmaceuticals plc	341,000	7,153
[2]	Airtel Africa plc	1,505,747	6,565
	JD Sports Fashion plc	5,419,335	6,065
*	Reckitt Benckiser Group plc (XLON)	5,512	460
*,3	Evraz plc	1,117,658	—
*,3	NMC Health plc	140,418	—
			7,417,696
Total Common Stocks (Cost $49,449,330)			83,032,054
Preferred Stocks (0.6%)
	Samsung Electronics Co. Ltd. Preference Shares	1,802,428	145,999
	Volkswagen AG Preference Shares	460,303	55,837
	Petroleo Brasileiro SA - Petrobras Preference Shares	7,261,858	52,103
	Itau Unibanco Holding SA Preference Shares	5,540,555	47,902
	Itausa SA Preference Shares	13,018,876	33,792
	Henkel AG & Co. KGaA Preference Shares	361,534	31,761
	Banco Bradesco SA Preference Shares	5,607,904	22,708
	Hyundai Motor Co. Preference Shares (XKRX)	84,995	16,053
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	192,703	14,838
	Bayerische Motoren Werke AG Preference Shares	122,005	12,584
*	Telecom Italia SpA Preference Shares	12,831,870	10,189
	Hyundai Motor Co. Preference Shares	46,700	8,621

		Shares	Market Value ($000)
*	Axia Energia Preference Shares Class C	850,487	8,533
	Gerdau SA Preference Shares	1,728,834	7,365
	FUCHS SE Preference Shares	153,093	6,618
	Grifols SA Preference Shares Class B (XMAD)	616,388	5,713
	Cia Energetica de Minas Gerais Preference Shares	2,589,746	5,649
	Axia Energia Preference Shares Class B	504,646	5,543
	Embotelladora Andina SA Preference Shares Class B	904,515	4,751
	Isa Energia Brasil SA Preference Shares	639,847	3,387
	Metalurgica Gerdau SA Preference Shares	1,782,222	3,342
	Grupo De Inversiones Suramericana SA Preference Shares	232,055	3,270
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	287,618	3,193
	LG Chem Ltd. Preference Shares	21,732	2,394
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	6,899	1,797
*	Hanwha Corp. Preference Shares	44,807	1,489
	LG Electronics Inc. Preference Shares	41,341	1,434
[1]	Doosan Co. Ltd. Preference Shares	4,082	1,327
*	Localiza Rent a Car SA Preference Shares	128,908	1,143
	Amorepacific Corp. (XKRX) Preference Shares	20,385	726
*	Braskem SA Preference Shares Class A	308,800	541
*	Samsung SDI Co. Ltd. Preference Shares	2,931	417
	LG H&H Co. Ltd. Preference Shares	4,479	343
	Grupo Cibest SA Preference Shares	16,040	328
	CJ CheilJedang Corp. Preference Shares	2,823	273
*,3	Transneft PJSC Preference Shares	292,300	—
*,3	Tatneft PJSC Preference Shares	191,100	—
*,3	Bashneft PJSC Preference Shares	37,751	—
*,3	Surgutneftegas PAO Preference Shares	14,258,400	—
*,3	TVS Motor Co. Ltd. Preference Shares	2,046,644	—
Total Preferred Stocks (Cost $373,399)			521,963
Rights (0.0%)
*	ACS Actividades de Construccion y Servicios SA Exp. 2/6/2026 (XMAD) (Cost $210)	392,424	216
Warrants (0.0%)
*,3	Constellation Software Inc. Exp. 3/31/2040 (Cost $—)	38,387	—
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[4,5]	Vanguard Market Liquidity Fund, 3.704% (Cost $1,433,473)	14,335,406	1,433,541
Total Investments (101.1%) (Cost $51,256,412)			84,987,774
Other Assets and Liabilities—Net (-1.1%)			(887,045)
Net Assets (100%)			84,100,729
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $710,625.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $1,897,938, representing 2.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $772,706 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2026	2,403	364,872	7,518
MSCI Emerging Markets Index	March 2026	2,419	183,941	6,755
S&P TSX 60 Index	March 2026	178	48,438	(834)
				13,439

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	3/18/2026	CAD	54,585	USD	39,600	567	—
Goldman Sachs International	3/18/2026	GBP	4,868	USD	6,528	133	—
Citibank, N.A.	3/18/2026	INR	14,548,390	USD	160,462	—	(2,440)
Bank of America, N.A.	3/18/2026	INR	2,072,533	USD	22,881	—	(369)
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	6,833,137	USD	43,707	623	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	5,056,814	USD	32,868	—	(62)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	12,987	AUD	19,562	—	(633)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	17,451	BRL	97,423	—	(856)
State Street Bank & Trust Co.	3/18/2026	USD	56,076	CHF	44,545	—	(1,850)
Toronto-Dominion Bank	3/18/2026	USD	55,826	CHF	44,545	—	(2,100)
Deutsche Bank AG	3/18/2026	USD	9,610	DKK	61,376	—	(159)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	43,200	EUR	36,940	—	(688)
State Street Bank & Trust Co.	3/18/2026	USD	31,027	GBP	23,296	—	(848)
Standard Chartered Bank	3/18/2026	USD	13,314	HKD	103,348	63	—
Royal Bank of Canada	3/18/2026	USD	100,540	JPY	15,504,228	—	(44)
BNP Paribas	3/18/2026	USD	18,745	KRW	27,437,714	—	(199)
State Street Bank & Trust Co.	3/18/2026	USD	11,255	NOK	114,187	—	(599)
Toronto-Dominion Bank	3/18/2026	USD	24,361	SEK	226,514	—	(1,132)
BNP Paribas	3/18/2026	USD	1,111	TWD	34,587	19	—
Goldman Sachs International	3/18/2026	USD	7,990	ZAR	137,188	—	(472)
						1,405	(12,451)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	7,714,346	171,567	—	7,885,913
Common Stocks—Other	539,445	74,605,240	1,456	75,146,141
Preferred Stocks	195,606	326,357	—	521,963
Rights	216	—	—	216
Warrants	—	—	—	—
Temporary Cash Investments	1,433,541	—	—	1,433,541
Total	9,883,154	75,103,164	1,456	84,987,774
Derivative Financial Instruments
Assets
Futures Contracts[1]	14,273	—	—	14,273
Forward Currency Contracts	—	1,405	—	1,405
Total	14,273	1,405	—	15,678
Liabilities
Futures Contracts[1]	(834)	—	—	(834)
Forward Currency Contracts	—	(12,451)	—	(12,451)
Total	(834)	(12,451)	—	(13,285)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.